UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock Equity Income Fund
  John Hancock Fundamental Global Franchise Fund
  John Hancock Global Equity Fund
  John Hancock International Small Company Fund
  John Hancock New Opportunities Fund

John Hancock New Opportunities Fund
Class 1/JISOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class 1/JISOX)	$44	0.89%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-1
2/25
4/25

John Hancock New Opportunities Fund
Class A/JASOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class A/JASOX)	$60	1.21%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-A
2/25
4/25

John Hancock New Opportunities Fund
Class C/JBSOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class C/JBSOX)	$97	1.96%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-C
2/25
4/25

John Hancock New Opportunities Fund
Class I/JHSOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class I/JHSOX)	$48	0.96%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-I
2/25
4/25

John Hancock New Opportunities Fund
Class R2/JSSOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R2/JSSOX)	$65	1.32%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-R2
2/25
4/25

John Hancock New Opportunities Fund
Class R4/JUSOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R4/JUSOX)	$52	1.04%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-R4
2/25
4/25

John Hancock New Opportunities Fund
Class R6/JWSOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock New Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Opportunities Fund (Class R6/JWSOX)	$42	0.85%
Fund Statistics
Fund net assets	$290,671,311
Total number of portfolio holdings	76
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Grand Canyon Education, Inc.	2.8%
SPX Technologies, Inc.	2.5%
Intapp, Inc.	2.4%
Intra-Cellular Therapies, Inc.	2.3%
PJT Partners, Inc., Class A	2.2%
Sterling Infrastructure, Inc.	2.1%
MACOM Technology Solutions Holdings, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
RBC Bearings, Inc.	2.0%
Novanta, Inc.	1.9%

Sector Composition
Health care	29.2%
Industrials	20.5%
Information technology	17.6%
Financials	9.7%
Consumer discretionary	9.6%
Energy	5.4%
Materials	3.9%
Real estate	2.3%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278765
452SA-R6
2/25
4/25

John Hancock International Small Company Fund
Class A/JISAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class A/JISAX)	$66	1.35%
Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278712
424SA-A
2/25
4/25

John Hancock International Small Company Fund
Class C/JISDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class C/JISDX)	$100	2.05%
Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278712
424SA-C
2/25
4/25

John Hancock International Small Company Fund
Class I/JSCIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class I/JSCIX)	$51	1.05%
Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278712
424SA-I
2/25
4/25

John Hancock International Small Company Fund
Class NAV/JHATX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class NAV/JHATX)	$45	0.93%
Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278712

424SA-NAV
2/25
4/25

John Hancock International Small Company Fund
Class R6/JHSMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock International Small Company Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Fund (Class R6/JHSMX)	$46	0.94%
Fund Statistics
Fund net assets	$239,448,400
Total number of portfolio holdings	3,482
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Banco de Sabadell SA	0.4%
Primo Brands Corp.	0.4%
JET2 PLC	0.3%
Baloise Holding AG	0.3%
BAWAG Group AG	0.3%
International Distribution Services PLC	0.3%
AngloGold Ashanti PLC	0.3%
Direct Line Insurance Group PLC	0.3%
Banca Monte dei Paschi di Siena SpA	0.3%
Persimmon PLC	0.3%

Sector Composition
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278712

424SA-R6
2/25
4/25

John Hancock Global Equity Fund
Class A/JHGEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$65	1.29%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701
425SA-A
2/25
4/25

John Hancock Global Equity Fund
Class C/JGECX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$99	1.99%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701
425SA-C
2/25
4/25

John Hancock Global Equity Fund
Class I/JGEFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$50	0.99%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701
425SA-I
2/25
4/25

John Hancock Global Equity Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$44	0.88%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701
425SA-NAV
2/25
4/25

John Hancock Global Equity Fund
Class R2/JGERX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$69	1.38%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701
425SA-R2
2/25
4/25

John Hancock Global Equity Fund
Class R4/JGETX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$54	1.07%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701

425SA-R4
2/25
4/25

John Hancock Global Equity Fund
Class R6/JGEMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$45	0.89%
Fund Statistics
Fund net assets	$657,516,122
Total number of portfolio holdings	58
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.8%
Philip Morris International, Inc.	3.3%
Bank of America Corp.	3.1%
Citigroup, Inc.	3.1%
Wells Fargo & Company	3.1%
ING Groep NV	2.6%
Apple, Inc.	2.5%
Sumitomo Mitsui Trust Group, Inc.	2.5%
T-Mobile US, Inc.	2.4%
CRH PLC (London Stock Exchange)	2.4%

Sector Composition
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278701

425SA-R6
2/25
4/25

John Hancock Fundamental Global Franchise Fund
Class A/JFGAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class A/JFGAX)	$66	1.32%
Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278685
398SA-A
2/25
4/25

John Hancock Fundamental Global Franchise Fund
Class I/JFGIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class I/JFGIX)	$51	1.02%
Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278685
398SA-I
2/25
4/25

John Hancock Fundamental Global Franchise Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class NAV)	$45	0.91%
Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278685
398SA-NAV
2/25
4/25

John Hancock Fundamental Global Franchise Fund
Class R6/JFGFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Fundamental Global Franchise Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Global Franchise Fund (Class R6/JFGFX)	$45	0.91%
Fund Statistics
Fund net assets	$125,447,789
Total number of portfolio holdings	38
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.0%
Danone SA	5.2%
eBay, Inc.	5.2%
Anheuser-Busch InBev SA/NV	4.4%
EXOR NV	4.0%
Liberty Media Corp.-Liberty Formula One, Series A	3.9%
Comcast Corp., Class A	3.9%
Heineken Holding NV	3.7%
Cheniere Energy, Inc.	3.3%
Haleon PLC	3.1%

Sector Composition
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278685
398SA-R6
2/25
4/25

John Hancock Equity Income Fund
Class 1/JIEMX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$38	0.75%
Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278668
458SA-1
2/25
4/25

John Hancock Equity Income Fund
Class A/JHEIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$56	1.11%
Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278668
458SA-A
2/25
4/25

John Hancock Equity Income Fund
Class C/JHERX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$91	1.81%
Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278668
458SA-C
2/25
4/25

John Hancock Equity Income Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class NAV)	$35	0.70%
Fund Statistics
Fund net assets	$1,667,427,031
Total number of portfolio holdings	128
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.4%
MetLife, Inc.	2.3%
The Southern Company	2.0%
Qualcomm, Inc.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Kimberly-Clark Corp.	1.8%
Philip Morris International, Inc.	1.8%
Chubb, Ltd.	1.8%

Sector Composition
Financials	23.5%
Health care	15.4%
Industrials	13.6%
Energy	9.2%
Consumer staples	9.1%
Information technology	8.5%
Utilities	6.1%
Real estate	4.0%
Communication services	3.7%
Materials	3.2%
Consumer discretionary	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278668
458SA-NAV
2/25
4/25
|
John Hancock New Opportunities Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock Equity Income Fund

  John Hancock Fundamental Global Franchise Fund

  John Hancock Global Equity Fund

  John Hancock International Small Company Fund

  John Hancock New Opportunities Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Equity Income Fund
U.S. equity
February 28, 2025

John Hancock
Equity Income Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
15	Notes to financial statements
1	JOHN HANCOCK EQUITY INCOME FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 97.9%		$1,632,760,091
(Cost $1,068,605,243)
Communication services 3.7%		61,076,916
Diversified telecommunication services 0.4%
AT&T, Inc.	80,280	2,200,475
Verizon Communications, Inc.	98,055	4,226,171
Entertainment 1.1%
The Walt Disney Company	160,388	18,252,154
Media 2.2%
Comcast Corp., Class A	264,743	9,498,979
News Corp., Class A	939,872	26,899,137
Consumer discretionary 2.2%		36,014,430
Broadline retail 0.1%
Kohl’s Corp. (A)	132,937	1,516,811
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	363,194	16,238,404
Leisure products 0.5%
Mattel, Inc. (B)	386,404	8,230,405
Specialty retail 0.6%
The Home Depot, Inc.	10,200	4,045,320
The TJX Companies, Inc.	47,960	5,983,490
Consumer staples 9.1%		151,922,743
Beverages 0.1%
Constellation Brands, Inc., Class A	3,400	596,700
Keurig Dr. Pepper, Inc.	56,900	1,907,288
Consumer staples distribution and retail 1.5%
Dollar General Corp.	60,303	4,473,277
Walmart, Inc.	205,540	20,268,299
Food products 1.3%
Conagra Brands, Inc.	331,552	8,467,838
Tyson Foods, Inc., Class A	209,614	12,857,723
Household products 2.7%
Colgate-Palmolive Company	162,604	14,824,607
Kimberly-Clark Corp.	210,000	29,822,100
Personal care products 1.7%
Kenvue, Inc.	1,243,381	29,343,792
Tobacco 1.8%
Philip Morris International, Inc.	189,085	29,361,119
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	2

	Shares	Value
Energy 9.2%		$153,122,840
Energy equipment and services 0.8%
Baker Hughes Company	46,561	2,076,155
Schlumberger, Ltd.	254,400	10,598,304
Oil, gas and consumable fuels 8.4%
Chevron Corp.	23,456	3,720,591
ConocoPhillips	181,417	17,987,496
Enbridge, Inc.	66,657	2,848,254
EOG Resources, Inc.	63,139	8,014,865
EQT Corp.	234,690	11,305,017
Expand Energy Corp.	47,800	4,726,464
Exxon Mobil Corp.	229,187	25,515,389
Hess Corp.	12,100	1,802,174
Phillips 66	29,300	3,799,917
South Bow Corp.	253,300	6,740,660
South Bow Corp. (New York Stock Exchange)	33,984	904,994
Suncor Energy, Inc.	183,308	7,017,030
TC Energy Corp.	158,822	7,105,696
The Williams Companies, Inc.	191,235	11,126,052
TotalEnergies SE	461,640	27,833,782
Financials 23.5%		391,815,610
Banks 9.8%
Bank of America Corp.	384,387	17,720,241
Citigroup, Inc.	340,849	27,250,878
Fifth Third Bancorp	369,962	16,082,248
Huntington Bancshares, Inc.	1,227,131	20,210,848
JPMorgan Chase & Co.	108,846	28,806,094
U.S. Bancorp	292,825	13,733,493
Wells Fargo & Company	506,344	39,656,856
Capital markets 2.2%
Morgan Stanley	26,019	3,463,389
State Street Corp.	32,300	3,205,129
The Charles Schwab Corp.	379,613	30,190,622
Financial services 3.3%
Apollo Global Management, Inc.	34,438	5,140,560
Equitable Holdings, Inc.	503,714	27,714,344
Fiserv, Inc. (B)	92,844	21,882,402
Insurance 8.2%
American International Group, Inc.	344,702	28,589,584
Chubb, Ltd.	102,848	29,361,047
Loews Corp.	198,568	17,209,889
MetLife, Inc.	446,188	38,452,482
The Hartford Insurance Group, Inc.	195,684	23,145,504
3	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 15.4%		$257,037,078
Biotechnology 0.5%
AbbVie, Inc.	18,980	3,967,389
Biogen, Inc. (B)	32,277	4,534,919
Health care equipment and supplies 4.4%
Becton, Dickinson and Company	125,329	28,265,449
GE HealthCare Technologies, Inc.	28,582	2,496,638
Medtronic PLC	185,740	17,091,795
Zimmer Biomet Holdings, Inc.	241,981	25,243,458
Health care providers and services 5.6%
Cardinal Health, Inc.	20,265	2,623,912
Centene Corp. (B)	41,253	2,399,274
CVS Health Corp.	305,493	20,077,000
Elevance Health, Inc.	77,321	30,687,158
Humana, Inc.	9,100	2,460,822
The Cigna Group	52,861	16,326,120
UnitedHealth Group, Inc.	39,621	18,818,390
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	16,624	8,793,431
Pharmaceuticals 4.4%
AstraZeneca PLC, ADR	161,703	12,323,386
Bristol-Myers Squibb Company	126,288	7,529,291
Johnson & Johnson	78,530	12,959,021
Merck & Company, Inc.	38,101	3,514,817
Pfizer, Inc.	283,342	7,488,729
Sanofi SA	128,593	14,049,705
Sanofi SA, ADR	84,205	4,586,646
Viatris, Inc.	1,170,068	10,799,728
Industrials 13.2%		220,679,495
Aerospace and defense 4.5%
General Electric Company	148,369	30,709,416
L3Harris Technologies, Inc.	128,786	26,544,082
The Boeing Company (B)	102,533	17,905,338
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	129,938	15,466,520
Electrical equipment 0.9%
GE Vernova, Inc.	18,215	6,105,304
Rockwell Automation, Inc.	28,779	8,263,890
Ground transportation 1.3%
CSX Corp.	404,400	12,944,844
Norfolk Southern Corp.	38,644	9,496,763
Industrial conglomerates 1.6%
3M Company	40,738	6,319,279
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	4

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Siemens AG	92,148	$21,141,293
Machinery 2.8%
AGCO Corp.	52,143	5,056,307
Cummins, Inc.	30,732	11,314,908
Fortive Corp.	91,100	7,246,094
Stanley Black & Decker, Inc.	257,468	22,278,706
Passenger airlines 1.0%
Southwest Airlines Company	513,973	15,964,001
Trading companies and distributors 0.2%
Ferguson Enterprises, Inc.	22,100	3,922,750
Information technology 8.5%		141,756,119
Communications equipment 0.2%
Cisco Systems, Inc.	48,667	3,120,041
Electronic equipment, instruments and components 0.9%
TE Connectivity PLC	94,842	14,608,513
IT services 0.8%
Accenture PLC, Class A	40,686	14,179,071
Semiconductors and semiconductor equipment 4.0%
Advanced Micro Devices, Inc. (B)	48,300	4,823,238
Applied Materials, Inc.	59,890	9,466,812
Intel Corp.	239,241	5,677,189
Qualcomm, Inc.	195,623	30,746,067
Texas Instruments, Inc.	80,318	15,741,525
Software 1.9%
Adobe, Inc. (B)	17,500	7,674,800
Microsoft Corp.	53,330	21,171,477
Salesforce, Inc.	10,021	2,984,755
Technology hardware, storage and peripherals 0.7%
Samsung Electronics Company, Ltd.	308,993	11,562,631
Materials 3.2%		52,895,356
Chemicals 1.3%
CF Industries Holdings, Inc.	273,826	22,185,383
Containers and packaging 1.6%
International Paper Company	454,483	25,610,117
Paper and forest products 0.3%
West Fraser Timber Company, Ltd.	64,133	5,099,856
Real estate 4.0%		67,511,511
Industrial REITs 0.5%
Rexford Industrial Realty, Inc.	207,200	8,561,504
5	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Office REITs 0.0%
Vornado Realty Trust	19,046	$800,694
Residential REITs 1.5%
Equity Residential	339,931	25,212,682
Specialized REITs 2.0%
Rayonier, Inc.	339,119	8,983,262
Weyerhaeuser Company	795,793	23,953,369
Utilities 5.9%		98,927,993
Electric utilities 2.8%
NextEra Energy, Inc.	172,043	12,072,257
PG&E Corp.	79,700	1,302,298
The Southern Company	379,208	34,049,086
Gas utilities 0.1%
Atmos Energy Corp.	9,650	1,468,055
Multi-utilities 3.0%
Ameren Corp.	211,630	21,493,143
Dominion Energy, Inc.	249,429	14,122,670
NiSource, Inc.	57,161	2,332,740

Sempra	168,894	12,087,744
Preferred securities 1.1%		$18,849,279
(Cost $20,736,080)
Consumer discretionary 0.5%		9,072,444
Automobiles 0.5%
Dr. Ing. h.c. F. Porsche AG (C)	34,696	2,039,045
Volkswagen AG	65,243	7,033,399
Industrials 0.4%		6,844,044
Aerospace and defense 0.4%
The Boeing Company, 6.000%	114,296	6,844,044
Utilities 0.2%		2,932,791
Electric utilities 0.2%
NextEra Energy, Inc., 6.926%	72,955	2,932,791

	Yield (%)	Shares	Value
Short-term investments 0.1%			$1,580,167
(Cost $1,580,116)
Short-term funds 0.1%			1,580,167
John Hancock Collateral Trust (D)	4.3522(E)	154,580	1,546,372
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2915(E)	6,746	6,746
T. Rowe Price Government Reserve Fund	4.3950(E)	27,049	27,049

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	6

Total investments (Cost $1,090,921,439) 99.1%	$1,653,189,537
Other assets and liabilities, net 0.9%	14,237,494
Total net assets 100.0%	$1,667,427,031

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 2-28-25.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $1,102,511,170. Net unrealized appreciation aggregated to $550,678,367, of which $584,309,630 related to gross unrealized appreciation and $33,631,263 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	87.7%
France	2.8%
Ireland	2.7%
Germany	1.8%
Canada	1.8%
Switzerland	1.8%
Other countries	1.4%
TOTAL	100.0%
7	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,089,375,118) including $1,500,240 of securities loaned	$1,651,643,165
Affiliated investments, at value (Cost $1,546,321)	1,546,372
Total investments, at value (Cost $1,090,921,439)	1,653,189,537
Cash	4,850,226
Foreign currency, at value (Cost $370,658)	365,966
Dividends and interest receivable	3,552,463
Receivable for fund shares sold	137,751
Receivable for investments sold	11,436,527
Receivable for securities lending income	648
Other assets	85,901
Total assets	1,673,619,019
Liabilities
Payable for investments purchased	2,279,766
Payable for fund shares repurchased	2,190,751
Payable upon return of securities loaned	1,546,300
Payable to affiliates
Accounting and legal services fees	60,459
Transfer agent fees	13,352
Trustees’ fees	737
Other liabilities and accrued expenses	100,623
Total liabilities	6,191,988
Net assets	$1,667,427,031
Net assets consist of
Paid-in capital	$1,040,184,111
Total distributable earnings (loss)	627,242,920
Net assets	$1,667,427,031

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($158,505,343 ÷ 8,051,453 shares)[1]	$19.69
Class C ($1,119,608 ÷ 56,626 shares)[1]	$19.77
Class 1 ($180,267,391 ÷ 9,145,633 shares)	$19.71
Class NAV ($1,327,534,689 ÷ 67,500,276 shares)	$19.67
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.73

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	8

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$22,060,534
Interest	1,458
Securities lending	25,388
Less foreign taxes withheld	(363,862)
Total investment income	21,723,518
Expenses
Investment management fees	5,817,999
Distribution and service fees	286,074
Accounting and legal services fees	172,344
Transfer agent fees	88,647
Trustees’ fees	21,628
Custodian fees	106,357
State registration fees	21,795
Printing and postage	11,422
Professional fees	60,239
Other	40,223
Total expenses	6,626,728
Less expense reductions	(298,021)
Net expenses	6,328,707
Net investment income	15,394,811
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	95,393,302
Affiliated investments	5,013
95,398,315
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(58,163,461)
Affiliated investments	(1,972)
(58,165,433)
Net realized and unrealized gain	37,232,882
Increase in net assets from operations	$52,627,693
9	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$15,394,811	$31,708,034
Net realized gain	95,398,315	140,819,782
Change in net unrealized appreciation (depreciation)	(58,165,433)	160,637,746
Increase in net assets resulting from operations	52,627,693	333,165,562
Distributions to shareholders
From earnings
Class A	(14,405,528)	(10,235,601)
Class C	(100,294)	(105,371)
Class 1	(16,878,396)	(13,291,486)
Class NAV	(130,311,150)	(102,092,493)
Total distributions	(161,695,368)	(125,724,951)
From fund share transactions	14,824,721	(169,436,775)
Total increase (decrease)	(94,242,954)	38,003,836
Net assets
Beginning of period	1,761,669,985	1,723,666,149
End of period	$1,667,427,031	$1,761,669,985
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	10

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$21.09	$18.66	$19.93	$22.20	$16.28	$18.31
Net investment income[2]	0.14	0.29	0.33	0.27	0.27	0.33
Net realized and unrealized gain (loss) on investments	0.39	3.54	0.46	(0.64)	6.06	(0.90)
Total from investment operations	0.53	3.83	0.79	(0.37)	6.33	(0.57)
Less distributions
From net investment income	(0.18)	(0.30)	(0.35)	(0.27)	(0.30)	(0.38)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.93)	(1.40)	(2.06)	(1.90)	(0.41)	(1.46)
Net asset value, end of period	$19.69	$21.09	$18.66	$19.93	$22.20	$16.28
Total return (%)[3,4]	3.00[5]	21.58	4.35	(1.91)	39.49	(3.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$159	$159	$140	$121	$90	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.14	1.16	1.14	1.14	1.17
Expenses including reductions	1.11[6]	1.11	1.13	1.11	1.11	1.14
Net investment income	1.43[6]	1.52	1.76	1.29	1.36	1.99
Portfolio turnover (%)	10	22	19	15	22	31

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
11	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$21.17	$18.73	$19.99	$22.25	$16.32	$18.34
Net investment income[2]	0.07	0.16	0.20	0.12	0.14	0.22
Net realized and unrealized gain (loss) on investments	0.38	3.55	0.46	(0.63)	6.07	(0.90)
Total from investment operations	0.45	3.71	0.66	(0.51)	6.21	(0.68)
Less distributions
From net investment income	(0.10)	(0.17)	(0.21)	(0.12)	(0.17)	(0.26)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.85)	(1.27)	(1.92)	(1.75)	(0.28)	(1.34)
Net asset value, end of period	$19.77	$21.17	$18.73	$19.99	$22.25	$16.32
Total return (%)[3,4]	2.61[5]	20.72	3.63	(2.56)	38.50	(4.60)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84[6]	1.84	1.86	1.84	1.84	1.87
Expenses including reductions	1.81[6]	1.81	1.83	1.81	1.81	1.84
Net investment income	0.73[6]	0.82	1.07	0.58	0.69	1.28
Portfolio turnover (%)	10	22	19	15	22	31

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	12

CLASS 1 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$21.12	$18.68	$19.96	$22.22	$16.30	$18.33
Net investment income[2]	0.18	0.36	0.40	0.35	0.34	0.40
Net realized and unrealized gain (loss) on investments	0.37	3.55	0.45	(0.63)	6.06	(0.91)
Total from investment operations	0.55	3.91	0.85	(0.28)	6.40	(0.51)
Less distributions
From net investment income	(0.21)	(0.37)	(0.42)	(0.35)	(0.37)	(0.44)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.96)	(1.47)	(2.13)	(1.98)	(0.48)	(1.52)
Net asset value, end of period	$19.71	$21.12	$18.68	$19.96	$22.22	$16.30
Total return (%)[3]	3.15[4]	22.06	4.70	(1.48)	39.95	(3.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$180	$189	$174	$186	$194	$160
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.79	0.77	0.77	0.79
Expenses including reductions	0.75[5]	0.75	0.76	0.74	0.74	0.76
Net investment income	1.79[5]	1.89	2.12	1.65	1.74	2.35
Portfolio turnover (%)	10	22	19	15	22	31

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
13	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$21.08	$18.64	$19.92	$22.19	$16.28	$18.31
Net investment income[2]	0.19	0.37	0.41	0.36	0.35	0.41
Net realized and unrealized gain (loss) on investments	0.37	3.55	0.45	(0.64)	6.05	(0.91)
Total from investment operations	0.56	3.92	0.86	(0.28)	6.40	(0.50)
Less distributions
From net investment income	(0.22)	(0.38)	(0.43)	(0.36)	(0.38)	(0.45)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)	(1.08)
Total distributions	(1.97)	(1.48)	(2.14)	(1.99)	(0.49)	(1.53)
Net asset value, end of period	$19.67	$21.08	$18.64	$19.92	$22.19	$16.28
Total return (%)[3]	3.18[4]	22.17	4.77	(1.49)	40.01	(3.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,328	$1,412	$1,407	$1,488	$1,968	$1,664
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.73	0.74	0.72	0.72	0.74
Expenses including reductions	0.70[5]	0.70	0.71	0.69	0.69	0.71
Net investment income	1.84[5]	1.93	2.17	1.69	1.79	2.41
Portfolio turnover (%)	10	22	19	15	22	31

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Equity Income Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$61,076,916	$61,076,916	—	—
Consumer discretionary	36,014,430	36,014,430	—	—
Consumer staples	151,922,743	151,922,743	—	—
Energy	153,122,840	125,289,058	$27,833,782	—
Financials	391,815,610	391,815,610	—	—
Health care	257,037,078	242,987,373	14,049,705	—
Industrials	220,679,495	199,538,202	21,141,293	—
Information technology	141,756,119	130,193,488	11,562,631	—
Materials	52,895,356	52,895,356	—	—
Real estate	67,511,511	67,511,511	—	—
Utilities	98,927,993	98,927,993	—	—
Preferred securities
Consumer discretionary	9,072,444	—	9,072,444	—
Industrials	6,844,044	6,844,044	—	—
Utilities	2,932,791	2,932,791	—	—
Short-term investments	1,580,167	1,580,167	—	—
Total investments in securities	$1,653,189,537	$1,569,529,682	$83,659,855	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK Equity Income Fund	16

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $1,500,240 and received $1,546,300 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
17	JOHN HANCOCK Equity Income Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $4,818.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
| JOHN HANCOCK Equity Income Fund	18

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
19	JOHN HANCOCK Equity Income Fund |

When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, Manulife US Large Cap Value Equity Fund (Canada), and Manulife North American Equity Fund Series II (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$27,270
Class C	202
Class 1	31,692
Class	Expense reduction
Class NAV	$238,857
Total	$298,021

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Equity Income Fund	20

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $70,107 for the six months ended February 28, 2025. Of this amount, $12,127 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $57,980 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $416 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$234,749	$87,992
Class C	5,826	655
Class 1	45,499	—
Total	$286,074	$88,647
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
21	JOHN HANCOCK Equity Income Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,900,000	3	4.840%	$1,170
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	526,921	$10,753,338	1,248,547	$23,922,043
Distributions reinvested	768,852	14,394,420	548,359	10,230,622
Repurchased	(803,282)	(16,211,324)	(1,761,740)	(33,635,759)
Net increase	492,491	$8,936,434	35,166	$516,906
Class C shares
Sold	1,087	$22,553	6,828	$131,682
Distributions reinvested	5,335	100,294	5,615	104,954
Repurchased	(12,169)	(252,719)	(45,567)	(871,463)
Net decrease	(5,747)	$(129,872)	(33,124)	$(634,827)
Class 1 shares
Sold	133,143	$2,643,266	271,372	$5,269,871
Distributions reinvested	900,015	16,878,396	711,298	13,291,486
Repurchased	(833,082)	(16,950,338)	(1,354,457)	(25,963,901)
Net increase (decrease)	200,076	$2,571,324	(371,787)	$(7,402,544)
Class NAV shares
Sold	564,484	$11,791,596	2,141,505	$41,648,437
Distributions reinvested	6,963,763	130,311,150	5,475,166	102,092,493
Repurchased	(7,022,654)	(138,655,911)	(16,110,650)	(305,657,240)
Net increase (decrease)	505,593	$3,446,835	(8,493,979)	$(161,916,310)
Total net increase (decrease)	1,192,413	$14,824,721	(8,863,724)	$(169,436,775)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund. Subsequent to period end, Class NAV experienced redemptions of approximately $1.0 billion.
| JOHN HANCOCK Equity Income Fund	22

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $172,593,091 and $309,835,553, respectively, for the six months ended February 28, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 79.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.6%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	154,580	$6,404,184	$162,481,535	$(167,342,388)	$5,013	$(1,972)	$25,388	—	$1,546,372

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Equity Income Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278668	458SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Global Franchise Fund
International equity
February 28, 2025

John Hancock
Fundamental Global Franchise Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
1	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 96.8%		$121,398,887
(Cost $82,731,785)
Belgium 4.4%		5,531,720
Anheuser-Busch InBev SA/NV	92,431	5,531,720
France 7.0%		8,821,453
Danone SA	92,256	6,584,046
Sodexo SA	29,120	2,237,407
Israel 1.4%		1,816,655
Mobileye Global, Inc., Class A (A)	115,270	1,816,655
Italy 4.2%		5,245,768
Ferrari NV	5,484	2,547,702
Salvatore Ferragamo SpA	319,529	2,698,066
Netherlands 7.7%		9,605,179
EXOR NV	51,510	5,018,528
Heineken Holding NV	62,472	4,586,651
South Korea 0.9%		1,192,663
Samsung Electronics Company, Ltd.	31,872	1,192,663
Spain 2.7%		3,371,641
Cellnex Telecom SA (A)(B)	94,645	3,371,641
Taiwan 1.0%		1,203,955
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,669	1,203,955
United Kingdom 9.8%		12,281,293
Associated British Foods PLC	141,081	3,374,998
Fevertree Drinks PLC	289,456	2,440,364
GSK PLC	138,303	2,551,947
Haleon PLC	777,233	3,913,984
United States 57.7%		72,328,560
Adobe, Inc. (A)	4,321	1,895,018
Amazon.com, Inc. (A)	47,131	10,004,970
Analog Devices, Inc.	11,139	2,562,638
Avantor, Inc. (A)	173,972	2,905,332
CarGurus, Inc. (A)	83,435	2,685,773
Cheniere Energy, Inc.	18,129	4,143,564
Comcast Corp., Class A	134,642	4,830,955
Crown Castle, Inc.	35,691	3,358,523
eBay, Inc.	100,095	6,480,150
Elanco Animal Health, Inc. (A)	298,288	3,331,877
Group 1 Automotive, Inc.	5,721	2,629,257
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	2

	Shares	Value
United States (continued)
Las Vegas Sands Corp.	31,152	$1,392,806
Liberty Media Corp.-Liberty Formula One, Series A (A)	54,821	4,885,648
Nasdaq, Inc.	24,859	2,057,828
Oracle Corp.	20,968	3,481,946
Post Holdings, Inc. (A)	17,818	2,022,521
Starbucks Corp.	17,960	2,079,948
Texas Instruments, Inc.	12,280	2,406,757
The Walt Disney Company	30,152	3,431,298
Vail Resorts, Inc.	12,060	1,917,419
Walmart, Inc.	24,415	2,407,563
Workday, Inc., Class A (A)	5,380	1,416,769

	Yield (%)	Shares	Value
Short-term investments 2.5%			$3,141,783
(Cost $3,141,783)
Short-term funds 2.5%			3,141,783
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.2100(C)	3,141,783	3,141,783

Total investments (Cost $85,873,568) 99.3%	$124,540,670
Other assets and liabilities, net 0.7%	907,119
Total net assets 100.0%	$125,447,789

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $87,092,704. Net unrealized appreciation aggregated to $37,447,966, of which $41,059,349 related to gross unrealized appreciation and $3,611,383 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 2-28-25:
Consumer discretionary	27.0%
Consumer staples	21.5%
Communication services	15.3%
Information technology	11.3%
Health care	10.1%
Financials	5.6%
Energy	3.3%
Real estate	2.7%
Short-term investments and other	3.2%
TOTAL	100.0%
3	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $85,873,568)	$124,540,670
Foreign currency, at value (Cost $342,585)	342,457
Dividends and interest receivable	364,801
Receivable for fund shares sold	119
Receivable for investments sold	725,917
Other assets	32,054
Total assets	126,006,018
Liabilities
Payable for fund shares repurchased	507,737
Payable to affiliates
Accounting and legal services fees	8,110
Transfer agent fees	1,210
Trustees’ fees	107
Other liabilities and accrued expenses	41,065
Total liabilities	558,229
Net assets	$125,447,789
Net assets consist of
Paid-in capital	$54,501,221
Total distributable earnings (loss)	70,946,568
Net assets	$125,447,789

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,602,083 ÷ 641,792 shares)[1]	$10.29
Class I ($6,205,889 ÷ 593,536 shares)	$10.46
Class R6 ($10,314,920 ÷ 983,362 shares)	$10.49
Class NAV ($102,324,897 ÷ 9,755,806 shares)	$10.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.83

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	4

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$1,512,921
Interest	389,397
Less foreign taxes withheld	(17,715)
Total investment income	1,884,603
Expenses
Investment management fees	946,498
Distribution and service fees	10,889
Accounting and legal services fees	23,831
Transfer agent fees	9,260
Trustees’ fees	3,107
Custodian fees	39,568
State registration fees	24,681
Printing and postage	8,652
Professional fees	23,766
Other	11,044
Total expenses	1,101,296
Less expense reductions	(10,230)
Net expenses	1,091,066
Net investment income	793,537
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	43,000,642
43,000,642
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(40,599,891)
(40,599,891)
Net realized and unrealized gain	2,400,751
Increase in net assets from operations	$3,194,288
5	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$793,537	$1,806,366
Net realized gain	43,000,642	32,271,176
Change in net unrealized appreciation (depreciation)	(40,599,891)	10,019,458
Increase in net assets resulting from operations	3,194,288	44,097,000
Distributions to shareholders
From earnings
Class A	(1,247,688)	(430,419)
Class I	(1,302,963)	(689,437)
Class R6	(2,061,179)	(766,449)
Class NAV	(36,332,031)	(15,389,308)
Total distributions	(40,943,861)	(17,275,613)
From fund share transactions	(87,324,116)	(59,059,188)
Total decrease	(125,073,689)	(32,237,801)
Net assets
Beginning of period	250,521,478	282,759,279
End of period	$125,447,789	$250,521,478
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	6

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.29	$11.13	$10.22	$14.34	$12.02	$11.91
Net investment income (loss)[2]	0.02	0.04	0.02	(0.02)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.06	1.86	1.69	(2.86)	3.37	0.86
Total from investment operations	0.08	1.90	1.71	(2.88)	3.32	0.85
Less distributions
From net investment income	(0.06)	(0.02)	—	—	—	(0.05)
From net realized gain	(2.02)	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(2.08)	(0.74)	(0.80)	(1.24)	(1.00)	(0.74)
Net asset value, end of period	$10.29	$12.29	$11.13	$10.22	$14.34	$12.02
Total return (%)[3,4]	1.08[5]	17.89	18.23	(21.96)	28.93	7.34
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$6	$5	$7	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[6]	1.34	1.33	1.30	1.30	1.32
Expenses including reductions	1.32[6]	1.33	1.32	1.29	1.29	1.31
Net investment income (loss)	0.27[6]	0.33	0.15	(0.18)	(0.38)	(0.09)
Portfolio turnover (%)	15	17	31	30	34	49

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
7	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.48	$11.29	$10.35	$14.47	$12.08	$11.97
Net investment income (loss)[2]	0.03	0.07	0.05	0.01	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.07	1.90	1.72	(2.89)	3.40	0.86
Total from investment operations	0.10	1.97	1.77	(2.88)	3.39	0.89
Less distributions
From net investment income	(0.10)	(0.06)	(0.03)	—	—	(0.09)
From net realized gain	(2.02)	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(2.12)	(0.78)	(0.83)	(1.24)	(1.00)	(0.78)
Net asset value, end of period	$10.46	$12.48	$11.29	$10.35	$14.47	$12.08
Total return (%)[3]	1.21[4]	18.26	18.61	(21.75)	29.39	7.60
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$12	$10	$8	$94	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[5]	1.04	1.02	1.00	1.00	1.02
Expenses including reductions	1.02[5]	1.03	1.02	0.99	0.99	1.01
Net investment income (loss)	0.48[5]	0.64	0.46	0.09	(0.08)	0.27
Portfolio turnover (%)	15	17	31	30	34	49

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	8

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.52	$11.32	$10.38	$14.50	$12.10	$11.98
Net investment income[2]	0.04	0.08	0.05	0.03	—[3]	0.04
Net realized and unrealized gain (loss) on investments	0.06	1.91	1.73	(2.91)	3.41	0.87
Total from investment operations	0.10	1.99	1.78	(2.88)	3.41	0.91
Less distributions
From net investment income	(0.11)	(0.07)	(0.04)	—[3]	(0.01)	(0.10)
From net realized gain	(2.02)	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(2.13)	(0.79)	(0.84)	(1.24)	(1.01)	(0.79)
Net asset value, end of period	$10.49	$12.52	$11.32	$10.38	$14.50	$12.10
Total return (%)[4]	1.23[5]	18.43	18.70	(21.68)	29.48	7.80
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$12	$11	$11	$13	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[6]	0.93	0.92	0.89	0.89	0.90
Expenses including reductions	0.91[6]	0.92	0.91	0.88	0.89	0.90
Net investment income	0.69[6]	0.72	0.52	0.27	0.03	0.35
Portfolio turnover (%)	15	17	31	30	34	49

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.52	$11.32	$10.38	$14.50	$12.10	$11.98
Net investment income[2]	0.04	0.08	0.06	0.03	0.01	0.04
Net realized and unrealized gain (loss) on investments	0.07	1.91	1.72	(2.91)	3.40	0.87
Total from investment operations	0.11	1.99	1.78	(2.88)	3.41	0.91
Less distributions
From net investment income	(0.12)	(0.07)	(0.04)	—[3]	(0.01)	(0.10)
From net realized gain	(2.02)	(0.72)	(0.80)	(1.24)	(1.00)	(0.69)
Total distributions	(2.14)	(0.79)	(0.84)	(1.24)	(1.01)	(0.79)
Net asset value, end of period	$10.49	$12.52	$11.32	$10.38	$14.50	$12.10
Total return (%)[4]	1.24[5]	18.44	18.72	(21.68)	29.49	7.81
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$219	$255	$307	$406	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.93	0.91	0.88	0.88	0.89
Expenses including reductions	0.91[6]	0.92	0.91	0.88	0.88	0.88
Net investment income	0.69[6]	0.71	0.53	0.23	0.05	0.32
Portfolio turnover (%)	15	17	31	30	34	49

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	10

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Global Franchise Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans.  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Following discussion during its December 10-12, 2024 Meeting, on January 22, 2025, the Board of Trustees of the Trust approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. On March 28, 2025, the fund distributed pro rata all of its assets to its shareholders, and all outstanding shares were redeemed and cancelled as of the close of business on that date.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
11	JOHN HANCOCK Fundamental Global Franchise Fund |

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$5,531,720	—	$5,531,720	—
France	8,821,453	—	8,821,453	—
Israel	1,816,655	$1,816,655	—	—
Italy	5,245,768	2,547,702	2,698,066	—
Netherlands	9,605,179	—	9,605,179	—
South Korea	1,192,663	—	1,192,663	—
Spain	3,371,641	—	3,371,641	—
Taiwan	1,203,955	1,203,955	—	—
United Kingdom	12,281,293	—	12,281,293	—
United States	72,328,560	72,328,560	—	—
Short-term investments	3,141,783	3,141,783	—	—
Total investments in securities	$124,540,670	$81,038,655	$43,502,015	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
| JOHN HANCOCK Fundamental Global Franchise Fund	12

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $692.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
13	JOHN HANCOCK Fundamental Global Franchise Fund |

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $1 billion of the fund’s average daily net assets and (b) 0.780% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Fundamental Global Franchise Fund	14

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$315
Class I	379
Class R6	514
Class	Expense reduction
Class NAV	$9,022
Total	$10,230

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,463 for the six months ended February 28, 2025. Of this amount, $234 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,229 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
15	JOHN HANCOCK Fundamental Global Franchise Fund |

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$10,889	$4,082
Class I	—	4,945
Class R6	—	233
Total	$10,889	$9,260
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,300,000	1	4.815%	$441
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	28,549	$338,235	189,968	$2,157,459
Distributions reinvested	123,909	1,246,521	39,236	430,419
Repurchased	(123,692)	(1,349,772)	(198,158)	(2,247,859)
Net increase	28,766	$234,984	31,046	$340,019
Class I shares
Sold	7,746	$95,021	133,990	$1,543,907
Distributions reinvested	127,486	1,302,906	62,055	689,435
Repurchased	(470,140)	(5,534,227)	(186,832)	(2,140,114)
Net increase (decrease)	(334,908)	$(4,136,300)	9,213	$93,228
| JOHN HANCOCK Fundamental Global Franchise Fund	16

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	18,982	$226,417	243,282	$2,809,359
Distributions reinvested	201,091	2,061,179	68,802	766,449
Repurchased	(192,061)	(2,022,366)	(322,223)	(3,752,785)
Net increase (decrease)	28,012	$265,230	(10,139)	$(176,977)
Class NAV shares
Sold	37,028	$419,727	76,776	$844,508
Distributions reinvested	3,544,588	36,332,031	1,381,446	15,389,308
Repurchased	(11,353,964)	(120,439,788)	(6,447,297)	(75,549,274)
Net decrease	(7,772,348)	$(83,688,030)	(4,989,075)	$(59,315,458)
Total net decrease	(8,050,478)	$(87,324,116)	(4,958,955)	$(59,059,188)
Affiliates of the fund owned 80% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $32,624,111 and $160,300,885, respectively, for the six months ended February 28, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 81.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.4%
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial
17	JOHN HANCOCK Fundamental Global Franchise Fund |

position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Fundamental Global Franchise Fund	18

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278685	398SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Equity Fund
International equity
February 28, 2025

John Hancock
Global Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
1	JOHN HANCOCK GLOBAL EQUITY FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 95.8%		$629,886,280
(Cost $483,667,931)
Belgium 1.4%		9,519,447
Anheuser-Busch InBev SA/NV	159,063	9,519,447
France 5.3%		34,608,973
Carrefour SA	408,008	5,418,313
LVMH Moet Hennessy Louis Vuitton SE	9,494	6,860,019
Publicis Groupe SA	70,806	7,031,690
Sanofi SA	63,384	6,925,198
TotalEnergies SE	138,883	8,373,753
Ireland 4.0%		26,457,925
Accenture PLC, Class A	21,885	7,626,923
Medtronic PLC	109,375	10,064,688
Ryanair Holdings PLC, ADR	180,637	8,766,314
Japan 9.8%		64,400,564
Asahi Group Holdings, Ltd.	922,000	11,435,965
FANUC Corp.	313,620	9,028,337
Seven & i Holdings Company, Ltd.	407,500	5,813,531
Sony Group Corp.	598,100	14,962,243
Sumitomo Mitsui Financial Group, Inc.	267,000	6,797,085
Sumitomo Mitsui Trust Group, Inc.	638,000	16,363,403
Netherlands 2.6%		17,056,734
ING Groep NV	958,102	17,056,734
Switzerland 3.2%		21,164,035
Chubb, Ltd.	48,736	13,913,153
SGS SA	70,530	7,250,882
Taiwan 1.8%		11,803,897
Taiwan Semiconductor Manufacturing Company, Ltd.	387,000	11,803,897
United Kingdom 1.8%		11,556,313
Haleon PLC	2,294,835	11,556,313
United States 65.9%		433,318,392
3M Company	48,623	7,542,400
Alphabet, Inc., Class A	70,359	11,980,731
Analog Devices, Inc.	44,307	10,193,268
Apple, Inc.	68,173	16,486,958
Arthur J. Gallagher & Company	22,241	7,511,675
AutoZone, Inc. (A)	3,893	13,598,288
Bank of America Corp.	448,301	20,666,676
Cheniere Energy, Inc.	61,919	14,152,207
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	2

	Shares	Value
United States (continued)
Citigroup, Inc.	255,256	$20,407,716
Comcast Corp., Class A	181,100	6,497,868
ConocoPhillips	133,612	13,247,630
CRH PLC	48,503	4,972,528
CRH PLC (London Stock Exchange)	152,290	15,637,883
CSX Corp.	308,045	9,860,520
Darden Restaurants, Inc.	50,115	10,046,053
DuPont de Nemours, Inc.	96,278	7,872,652
Elevance Health, Inc.	23,424	9,296,517
Emerson Electric Company	61,465	7,474,759
GE HealthCare Technologies, Inc.	115,504	10,089,274
Honeywell International, Inc.	31,507	6,707,525
Intercontinental Exchange, Inc.	77,560	13,435,719
L3Harris Technologies, Inc.	56,346	11,613,474
Lennar Corp., Class A	50,990	6,099,934
Lowe’s Companies, Inc.	49,422	12,288,286
McKesson Corp.	21,228	13,591,439
Microsoft Corp.	78,957	31,345,139
Oracle Corp.	59,252	9,839,387
Philip Morris International, Inc.	140,053	21,747,430
Starbucks Corp.	71,427	8,271,961
Target Corp.	52,658	6,542,230
The Walt Disney Company	104,216	11,859,781
T-Mobile US, Inc.	59,687	16,096,987
TransUnion	125,426	11,593,125
Union Pacific Corp.	25,528	6,297,502
United Rentals, Inc.	12,866	8,264,089

Wells Fargo & Company	257,773	20,188,781
Preferred securities 1.9%		$12,550,440
(Cost $15,189,119)
South Korea 1.9%		12,550,440
Samsung Electronics Company, Ltd.	408,427	12,550,440

	Yield (%)	Shares	Value
Short-term investments 2.4%			$16,008,748
(Cost $16,008,748)
Short-term funds 2.4%			16,008,748
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.2100(B)	16,008,748	16,008,748

Total investments (Cost $514,865,798) 100.1%	$658,445,468
Other assets and liabilities, net (0.1%)	(929,346)
Total net assets 100.0%	$657,516,122

3	JOHN HANCOCK GLOBAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $519,279,956. Net unrealized appreciation aggregated to $139,165,512, of which $152,451,735 related to gross unrealized appreciation and $13,286,223 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 2-28-25:
Financials	20.7%
Information technology	15.2%
Industrials	14.4%
Consumer discretionary	11.0%
Health care	9.4%
Consumer staples	9.2%
Communication services	8.1%
Energy	5.4%
Materials	4.3%
Short-term investments and other	2.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $514,865,798)	$658,445,468
Foreign currency, at value (Cost $603)	594
Dividends and interest receivable	1,327,515
Receivable for fund shares sold	253,743
Other assets	92,129
Total assets	660,119,449
Liabilities
Payable for fund shares repurchased	2,501,711
Payable to affiliates
Accounting and legal services fees	22,103
Transfer agent fees	7,437
Distribution and service fees	64
Trustees’ fees	253
Other liabilities and accrued expenses	71,759
Total liabilities	2,603,327
Net assets	$657,516,122
Net assets consist of
Paid-in capital	$683,314,615
Total distributable earnings (loss)	(25,798,493)
Net assets	$657,516,122

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($59,341,411 ÷ 4,809,428 shares)[1]	$12.34
Class C ($1,924,424 ÷ 156,662 shares)[1]	$12.28
Class I ($24,893,865 ÷ 2,016,922 shares)	$12.34
Class R2 ($335,411 ÷ 27,102 shares)	$12.38
Class R4 ($23,094 ÷ 1,870 shares)	$12.35
Class R6 ($31,126,271 ÷ 2,525,026 shares)	$12.33
Class NAV ($539,871,646 ÷ 43,777,703 shares)	$12.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.99

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$5,128,639
Interest	9,944
Less foreign taxes withheld	(206,935)
Total investment income	4,931,648
Expenses
Investment management fees	2,386,873
Distribution and service fees	98,158
Accounting and legal services fees	60,020
Transfer agent fees	49,197
Trustees’ fees	7,350
Custodian fees	83,952
State registration fees	44,009
Printing and postage	9,764
Professional fees	41,917
Other	23,664
Total expenses	2,804,904
Less expense reductions	(25,822)
Net expenses	2,779,082
Net investment income	2,152,566
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,119,266
27,119,266
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(16,113,406)
(16,113,406)
Net realized and unrealized gain	11,005,860
Increase in net assets from operations	$13,158,426
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,152,566	$7,175,716
Net realized gain	27,119,266	61,715,708
Change in net unrealized appreciation (depreciation)	(16,113,406)	46,317,949
Increase in net assets resulting from operations	13,158,426	115,209,373
Distributions to shareholders
From earnings
Class A	(6,661,380)	(1,421,466)
Class C	(222,505)	(35,682)
Class I	(3,158,051)	(464,548)
Class R2	(37,020)	(1,175)
Class R4	(2,579)	(1,802)
Class R6	(3,531,380)	(645,295)
Class NAV	(55,649,448)	(14,317,650)
Total distributions	(69,262,363)	(16,887,618)
From fund share transactions	114,753,851	(87,375,560)
Total increase	58,649,914	10,946,195
Net assets
Beginning of period	598,866,208	587,920,013
End of period	$657,516,122	$598,866,208
7	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.74	$11.63	$10.89	$15.43	$12.36	$11.47
Net investment income (loss)[2]	0.02[3]	0.11	0.10	0.12	0.18	0.12
Net realized and unrealized gain (loss) on investments	0.14	2.32	1.35	(1.91)	3.15	1.02
Total from investment operations	0.16	2.43	1.45	(1.79)	3.33	1.14
Less distributions
From net investment income	(0.13)	(0.13)	(0.06)	(0.20)	(0.07)	(0.19)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.56)	(0.32)	(0.71)	(2.75)	(0.26)	(0.25)
Net asset value, end of period	$12.34	$13.74	$11.63	$10.89	$15.43	$12.36
Total return (%)[4,5]	1.72[6]	21.27	14.22	(14.08)	27.30	9.99
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$61	$52	$48	$58	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.31	1.31	1.29	1.28	1.31
Expenses including reductions	1.29[7]	1.30	1.30	1.28	1.28	1.30
Net investment income (loss)	0.36[3,7]	0.88	0.93	0.98	1.28	1.01
Portfolio turnover (%)	29	36	48	65	63[8]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	8

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.63	$11.55	$10.84	$15.36	$12.32	$11.44
Net investment income (loss)[2]	(0.02)[3]	0.02	0.02	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.13	2.30	1.34	(1.90)	3.18	1.03
Total from investment operations	0.11	2.32	1.36	(1.87)	3.23	1.06
Less distributions
From net investment income	(0.03)	(0.05)	—	(0.10)	—	(0.12)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.46)	(0.24)	(0.65)	(2.65)	(0.19)	(0.18)
Net asset value, end of period	$12.28	$13.63	$11.55	$10.84	$15.36	$12.32
Total return (%)[4,5]	1.36[6]	20.37	13.36	(14.65)	26.48	9.22
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00[7]	2.01	2.01	1.99	1.98	2.01
Expenses including reductions	1.99[7]	2.00	2.00	1.98	1.98	2.00
Net investment income (loss)	(0.34)[3,7]	0.19	0.21	0.27	0.41	0.27
Portfolio turnover (%)	29	36	48	65	63[8]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
9	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.76	$11.65	$10.91	$15.46	$12.37	$11.48
Net investment income (loss)[2]	0.04[3]	0.16	0.13	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.13	2.30	1.36	(1.92)	3.17	1.03
Total from investment operations	0.17	2.46	1.49	(1.76)	3.38	1.18
Less distributions
From net investment income	(0.16)	(0.16)	(0.10)	(0.24)	(0.10)	(0.23)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.59)	(0.35)	(0.75)	(2.79)	(0.29)	(0.29)
Net asset value, end of period	$12.34	$13.76	$11.65	$10.91	$15.46	$12.37
Total return (%)[4]	1.87[5]	21.58	14.57	(13.84)	27.78	10.28
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$26	$15	$21	$20	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.01	1.01	0.99	0.98	1.01
Expenses including reductions	0.99[6]	1.00	1.00	0.98	0.98	1.00
Net investment income (loss)	0.65[3,6]	1.25	1.20	1.31	1.57	1.32
Portfolio turnover (%)	29	36	48	65	63[7]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	10

CLASS R2 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.77	$11.65	$10.92	$15.46	$12.38	$11.49
Net investment income (loss)[2]	0.02[3]	0.11	0.10	0.11	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.13	2.32	1.33	(1.91)	3.16	1.03
Total from investment operations	0.15	2.43	1.43	(1.80)	3.33	1.13
Less distributions
From net investment income	(0.11)	(0.12)	(0.05)	(0.19)	(0.06)	(0.18)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.54)	(0.31)	(0.70)	(2.74)	(0.25)	(0.24)
Net asset value, end of period	$12.38	$13.77	$11.65	$10.92	$15.46	$12.38
Total return (%)[4]	1.69[5]	21.22	13.96	(14.12)	27.23	9.87
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[7]	1.40	1.40	1.38	1.37	1.39
Expenses including reductions	1.38[7]	1.39	1.39	1.37	1.37	1.39
Net investment income (loss)	0.26[3,7]	0.84	0.94	0.91	1.21	0.86
Portfolio turnover (%)	29	36	48	65	63[8]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
11	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.76	$11.65	$10.91	$15.46	$12.37	$11.48
Net investment income (loss)[2]	0.04[3]	0.14	0.13	0.15	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.14	2.31	1.34	(1.91)	3.17	1.02
Total from investment operations	0.18	2.45	1.47	(1.76)	3.38	1.17
Less distributions
From net investment income	(0.16)	(0.15)	(0.08)	(0.24)	(0.10)	(0.22)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.59)	(0.34)	(0.73)	(2.79)	(0.29)	(0.28)
Net asset value, end of period	$12.35	$13.76	$11.65	$10.91	$15.46	$12.37
Total return (%)[4]	1.81[5]	21.56	14.45	(13.88)	27.71	10.21
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[7]	1.18	1.17	1.15	1.15	1.16
Expenses including reductions	1.07[7]	1.07	1.07	1.04	1.04	1.05
Net investment income (loss)	0.58[3,7]	1.11	1.16	1.19	1.51	1.27
Portfolio turnover (%)	29	36	48	65	63[8]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	12

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.75	$11.64	$10.91	$15.46	$12.37	$11.48
Net investment income (loss)[2]	0.05[3]	0.16	0.13	0.16	0.23	0.20
Net realized and unrealized gain (loss) on investments	0.14	2.31	1.36	(1.90)	3.17	0.99
Total from investment operations	0.19	2.47	1.49	(1.74)	3.40	1.19
Less distributions
From net investment income	(0.18)	(0.17)	(0.11)	(0.26)	(0.12)	(0.24)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.61)	(0.36)	(0.76)	(2.81)	(0.31)	(0.30)
Net asset value, end of period	$12.33	$13.75	$11.64	$10.91	$15.46	$12.37
Total return (%)[4]	1.99[5]	21.72	14.60	(13.73)	27.90	10.38
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$30	$20	$87	$234	$197
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.90	0.90	0.88	0.88	0.89
Expenses including reductions	0.89[6]	0.89	0.89	0.87	0.87	0.89
Net investment income (loss)	0.77[3,6]	1.28	1.23	1.24	1.68	1.76
Portfolio turnover (%)	29	36	48	65	63[7]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
13	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$13.76	$11.65	$10.91	$15.46	$12.37	$11.48
Net investment income (loss)[2]	0.05[3]	0.16	0.15	0.18	0.23	0.16
Net realized and unrealized gain (loss) on investments	0.13	2.31	1.35	(1.92)	3.17	1.03
Total from investment operations	0.18	2.47	1.50	(1.74)	3.40	1.19
Less distributions
From net investment income	(0.18)	(0.17)	(0.11)	(0.26)	(0.12)	(0.24)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)	(0.06)
Total distributions	(1.61)	(0.36)	(0.76)	(2.81)	(0.31)	(0.30)
Net asset value, end of period	$12.33	$13.76	$11.65	$10.91	$15.46	$12.37
Total return (%)[4]	1.92[5]	21.71	14.71	(13.72)	27.91	10.39
Ratios and supplemental data
Net assets, end of period (in millions)	$540	$480	$498	$566	$614	$564
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.89	0.89	0.87	0.87	0.88
Expenses including reductions	0.88[6]	0.89	0.88	0.86	0.86	0.87
Net investment income (loss)	0.77[3,6]	1.27	1.34	1.39	1.71	1.42
Portfolio turnover (%)	29	36	48	65	63[7]	74

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Global Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$9,519,447	—	$9,519,447	—
France	34,608,973	—	34,608,973	—
Ireland	26,457,925	$26,457,925	—	—
Japan	64,400,564	—	64,400,564	—
Netherlands	17,056,734	—	17,056,734	—
Switzerland	21,164,035	13,913,153	7,250,882	—
Taiwan	11,803,897	—	11,803,897	—
United Kingdom	11,556,313	—	11,556,313	—
United States	433,318,392	417,680,509	15,637,883	—
Preferred securities	12,550,440	—	12,550,440	—
Short-term investments	16,008,748	16,008,748	—	—
Total investments in securities	$658,445,468	$474,060,335	$184,385,133	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK Global Equity Fund	16

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $1,647.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
17	JOHN HANCOCK Global Equity Fund |

For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $20,809,387 and a long-term capital loss carryforward of $164,567,489 available to offset future net realized capital gains. These carryforwards do not expire.
The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,922 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK Global Equity Fund	18

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,519
Class C	85
Class I	1,130
Class R2	13
Class	Expense reduction
Class R4	$2
Class R6	1,283
Class NAV	20,764
Total	$25,796

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
19	JOHN HANCOCK Global Equity Fund |

The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $26 for Class R4 shares for the six months ended February 28, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,689 for the six months ended February 28, 2025. Of this amount, $1,298 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,391 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $1 and $74 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$87,487	$32,795
Class C	9,856	1,108
Class I	—	14,703
Class R2	739	6
Class R4	76	1
Class R6	—	584
Total	$98,158	$49,197
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Global Equity Fund	20

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	264,563	$3,359,541	465,013	$5,822,187
Distributions reinvested	549,644	6,447,322	115,065	1,372,724
Repurchased	(434,404)	(5,625,854)	(657,198)	(8,289,535)
Net increase (decrease)	379,803	$4,181,009	(77,120)	$(1,094,624)
Class C shares
Sold	8,546	$112,586	22,417	$275,816
Distributions reinvested	19,017	222,505	3,001	35,682
Repurchased	(20,087)	(243,492)	(36,536)	(453,729)
Net increase (decrease)	7,476	$91,599	(11,118)	$(142,231)
Class I shares
Sold	246,719	$3,295,730	911,154	$11,345,426
Distributions reinvested	268,892	3,154,103	37,314	444,785
Repurchased	(366,282)	(4,566,010)	(377,189)	(4,824,700)
Net increase	149,329	$1,883,823	571,279	$6,965,511
Class R2 shares
Sold	7,493	$101,541	14,626	$192,417
Distributions reinvested	3,145	37,020	98	1,175
Repurchased	(634)	(7,813)	(2,013)	(25,060)
Net increase	10,004	$130,748	12,711	$168,532
Class R4 shares
Sold	107	$1,432	193	$2,457
Distributions reinvested	220	2,579	38	457
Repurchased	(3,961)	(54,672)	(17)	(211)
Net increase (decrease)	(3,634)	$(50,661)	214	$2,703
Class R6 shares
Sold	188,124	$2,393,426	753,139	$9,782,178
Distributions reinvested	301,570	3,531,380	54,181	645,295
Repurchased	(141,866)	(1,804,488)	(384,115)	(4,836,813)
Net increase	347,828	$4,120,318	423,205	$5,590,660
21	JOHN HANCOCK Global Equity Fund |

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,774,157	$57,060,211	144,962	$1,826,889
Distributions reinvested	4,748,246	55,649,448	1,202,154	14,317,650
Repurchased	(631,476)	(8,312,644)	(9,224,050)	(115,010,650)
Net increase (decrease)	8,890,927	$104,397,015	(7,876,934)	$(98,866,111)
Total net increase (decrease)	9,781,733	$114,753,851	(6,957,763)	$(87,375,560)
Affiliates of the fund owned 16% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $210,033,147 and $169,874,195, respectively, for the six months ended February 28, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 78.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	27.2%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.7%
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Equity Fund	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278701	425SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
International Small Company Fund
International equity
February 28, 2025

John Hancock
International Small Company Fund

2	Fund’s investments
85	Financial statements
88	Financial highlights
93	Notes to financial statements
1	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 84.7%		$202,805,581
(Cost $162,395,285)
Australia 5.8%		13,782,344
Accent Group, Ltd.	29,389	36,923
Acrow, Ltd.	25,511	17,467
Adairs, Ltd.	12,479	17,941
Ainsworth Game Technology, Ltd. (A)	47,462	26,488
Alkane Resources, Ltd. (A)	37,728	14,556
Alliance Aviation Services, Ltd. (A)	5,485	9,195
AMA Group, Ltd. (A)	1,323,084	40,399
Amotiv, Ltd.	10,589	65,820
AMP, Ltd.	204,008	173,034
Amplitude Energy, Ltd. (A)	238,662	31,216
Ansell, Ltd.	11,476	249,929
Appen, Ltd. (A)	25,312	20,931
Arafura Rare Earths, Ltd. (A)(B)	203,148	21,469
ARB Corp., Ltd.	6,128	147,498
ARN Media, Ltd.	57,361	21,597
AUB Group, Ltd.	8,938	172,985
Audinate Group, Ltd. (A)	6,231	32,980
Aurelia Metals, Ltd. (A)	176,931	21,912
Aussie Broadband, Ltd.	21,116	51,969
Austal, Ltd. (A)	26,340	69,887
Austin Engineering, Ltd.	44,295	12,110
Australian Agricultural Company, Ltd. (A)	24,814	23,241
Australian Clinical Labs, Ltd.	13,867	26,759
Australian Ethical Investment, Ltd.	8,335	32,235
Australian Finance Group, Ltd.	14,493	14,538
Australian Strategic Materials, Ltd. (A)	34,776	8,476
AVJennings, Ltd. (A)	63,391	25,885
AVZ Minerals, Ltd. (A)(C)	322,880	23,441
Baby Bunting Group, Ltd.	8,357	9,639
Bank of Queensland, Ltd.	51,627	215,656
Bannerman Energy, Ltd. (A)	13,316	19,531
Bapcor, Ltd.	31,607	101,726
Beach Energy, Ltd.	118,669	103,630
Beacon Lighting Group, Ltd. (B)	8,414	18,043
Bega Cheese, Ltd.	21,953	71,733
Bell Financial Group, Ltd.	20,180	16,925
Bellevue Gold, Ltd. (A)	105,131	77,774
Boss Energy, Ltd. (A)	27,056	42,384
Bravura Solutions, Ltd. (A)	27,955	44,325
Breville Group, Ltd.	7,934	174,403
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	2

	Shares	Value
Australia (continued)
Brickworks, Ltd.	5,893	$95,615
Capral, Ltd.	1,755	11,443
Capricorn Metals, Ltd. (A)	27,355	130,027
Carnarvon Energy, Ltd. (A)	355,404	26,539
Catapult Group International, Ltd. (A)	16,337	37,460
Cedar Woods Properties, Ltd.	5,818	20,238
Cettire, Ltd. (A)	25,663	17,151
Chalice Mining, Ltd. (A)	21,471	18,136
Challenger, Ltd.	41,143	149,672
Champion Iron, Ltd.	30,497	102,899
Chrysos Corp., Ltd. (A)	2,323	6,880
Civmec Australia, Ltd.	18,700	11,019
ClearView Wealth, Ltd.	34,533	9,043
Clinuvel Pharmaceuticals, Ltd.	2,880	20,637
Coast Entertainment Holdings, Ltd. (A)	53,630	15,730
Codan, Ltd.	8,834	83,908
COG Financial Services, Ltd.	22,100	13,282
Cogstate, Ltd. (A)	16,116	13,490
Collins Foods, Ltd.	9,885	51,727
Core Lithium, Ltd. (A)	89,718	4,899
Coronado Global Resources, Inc., CHESS Depositary Interest (D)	50,218	17,538
Corporate Travel Management, Ltd.	10,359	103,658
Credit Corp. Group, Ltd.	5,197	49,529
Danakali, Ltd.	17,023	507
Data#3, Ltd.	11,865	57,313
De Grey Mining, Ltd. (A)	284,702	352,103
Deep Yellow, Ltd. (A)	76,166	50,526
Deterra Royalties, Ltd.	35,659	79,734
Dicker Data, Ltd.	6,283	32,998
Domain Holdings Australia, Ltd.	28,030	75,855
Domino’s Pizza Enterprises, Ltd.	5,570	98,641
Downer EDI, Ltd.	54,499	188,322
Duratec, Ltd. (B)	8,728	8,676
Eagers Automotive, Ltd.	13,450	125,796
Elders, Ltd.	14,640	64,541
Emeco Holdings, Ltd. (A)	35,650	19,038
Emerald Resources NL (A)	45,925	111,450
EML Payments, Ltd. (A)	31,169	18,823
Energy World Corp., Ltd. (A)	328,859	4,576
Enero Group, Ltd.	10,415	5,943
EQT Holdings, Ltd.	2,191	45,176
Eureka Group Holdings, Ltd.	27,360	9,881
Euroz Hartleys Group, Ltd.	42,661	24,110
EVT, Ltd.	7,039	64,311
3	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Fiducian Group, Ltd.	1,107	$7,265
Finbar Group, Ltd.	42,434	19,206
Firefinch, Ltd. (A)(B)(C)	160,759	19,950
FleetPartners Group, Ltd. (A)	17,150	26,814
Fleetwood, Ltd.	7,050	10,412
Flight Centre Travel Group, Ltd.	15,025	151,479
Frontier Digital Ventures, Ltd. (A)	57,371	7,998
G8 Education, Ltd.	65,771	56,481
Generation Development Group, Ltd.	18,650	60,284
Generation Development Group, Ltd., Additional Offering (A)	5,786	18,702
Genesis Minerals, Ltd. (A)	64,500	129,482
Gold Road Resources, Ltd.	92,344	141,417
GR Engineering Services, Ltd.	3,528	6,728
GrainCorp, Ltd., Class A	16,751	72,290
Grange Resources, Ltd.	69,887	9,561
GWA Group, Ltd.	19,009	27,590
Hansen Technologies, Ltd.	16,557	52,135
Harvey Norman Holdings, Ltd.	24,669	80,239
Healius, Ltd. (A)	60,113	48,444
Helia Group, Ltd.	23,353	89,101
Helloworld Travel, Ltd.	8,378	8,783
Horizon Oil, Ltd.	11,332	1,408
HUB24, Ltd.	3,803	185,016
Humm Group, Ltd.	35,584	13,704
IDP Education, Ltd. (B)	22,359	140,633
IGO, Ltd.	28,260	70,166
Iluka Resources, Ltd.	34,615	89,508
Imdex, Ltd.	40,959	77,064
Immutep, Ltd. (A)	78,611	15,134
Incitec Pivot, Ltd.	28,056	48,089
Infomedia, Ltd.	60,625	51,154
Inghams Group, Ltd.	29,149	61,161
Insignia Financial, Ltd.	75,767	201,094
Integral Diagnostics, Ltd.	29,063	38,577
Ioneer, Ltd. (A)(B)	95,411	8,569
IPH, Ltd.	19,170	57,226
IRESS, Ltd. (A)	15,944	79,439
IVE Group, Ltd.	8,146	12,148
Johns Lyng Group, Ltd. (B)	14,927	23,772
Judo Capital Holdings, Ltd. (A)	17,650	22,406
Jumbo Interactive, Ltd.	3,697	26,263
Jupiter Mines, Ltd.	118,170	11,727
Karoon Energy, Ltd.	63,761	61,205
Kelsian Group, Ltd.	13,294	25,742
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	4

	Shares	Value
Australia (continued)
Kogan.com, Ltd.	5,971	$18,875
Lendlease Corp., Ltd.	52,690	203,332
Liberty Financial Group, Ltd.	3,600	8,634
Lifestyle Communities, Ltd.	9,016	45,051
Lovisa Holdings, Ltd.	4,653	84,846
Lycopodium, Ltd.	1,468	9,480
MA Financial Group, Ltd. (B)	8,257	42,245
Macmahon Holdings, Ltd.	126,066	22,854
Macquarie Technology Group, Ltd. (A)	1,042	44,755
Mader Group, Ltd.	4,772	18,376
Magellan Financial Group, Ltd.	14,602	73,809
Mayne Pharma Group, Ltd. (A)	8,786	39,457
McMillan Shakespeare, Ltd.	4,998	49,861
Megaport, Ltd. (A)	10,006	70,095
Mesoblast, Ltd. (A)	86,824	138,075
Metals X, Ltd. (A)	59,074	18,728
Metcash, Ltd.	84,287	164,918
Michael Hill International, Ltd.	16,258	4,562
Monadelphous Group, Ltd.	8,139	82,024
Monash IVF Group, Ltd.	31,538	24,005
Mount Gibson Iron, Ltd. (A)	46,780	8,715
Myer Holdings, Ltd.	86,105	40,523
MyState, Ltd.	7,870	20,093
Nanosonics, Ltd. (A)	12,150	35,676
Navigator Global Investments, Ltd.	32,164	39,815
Netwealth Group, Ltd.	5,002	94,550
New Hope Corp., Ltd.	42,505	106,308
nib holdings, Ltd.	41,226	171,444
Nick Scali, Ltd.	5,797	60,571
Nickel Industries, Ltd.	146,124	65,768
Nine Entertainment Company Holdings, Ltd.	110,852	112,847
Novonix, Ltd. (A)(B)	47,462	12,512
NRW Holdings, Ltd. (C)	50,288	99,520
Nufarm, Ltd.	27,248	64,508
Nuix, Ltd. (A)	17,404	40,194
Objective Corp., Ltd.	2,685	25,666
OFX Group, Ltd. (A)	21,385	15,988
Omni Bridgeway, Ltd. (A)	63,265	52,409
oOh!media, Ltd.	41,978	39,105
Orora, Ltd.	109,894	144,645
Pacific Current Group, Ltd.	15,544	115,771
Paladin Energy, Ltd. (A)	24,480	106,577
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	11,210	47,420
Pantoro, Ltd. (A)	380,128	33,324
5	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Peet, Ltd.	94,119	$88,024
Peninsula Energy, Ltd. (A)	11,299	6,159
PeopleIN, Ltd.	4,015	2,387
Perenti, Ltd.	65,519	52,338
Perpetual, Ltd.	8,346	103,149
Perseus Mining, Ltd.	108,721	200,942
PEXA Group, Ltd. (A)	10,020	77,118
Platinum Asset Management, Ltd.	36,607	13,132
Praemium, Ltd.	27,722	12,346
Premier Investments, Ltd.	7,636	108,460
Propel Funeral Partners, Ltd.	7,584	25,566
PWR Holdings, Ltd.	6,017	28,618
Qoria, Ltd. (A)	47,578	14,295
Ramelius Resources, Ltd.	93,555	155,107
ReadyTech Holdings, Ltd. (A)	11,234	19,929
Regis Healthcare, Ltd.	13,198	54,450
Regis Resources, Ltd. (A)	61,580	124,294
Resolute Mining, Ltd. (A)	219,562	50,356
Retail Food Group, Ltd. (A)	6,734	8,620
Ridley Corp., Ltd.	20,975	34,324
RPMGlobal Holdings, Ltd. (A)	14,249	24,341
Sandfire Resources, Ltd. (A)	36,453	241,614
Select Harvests, Ltd. (A)	12,471	35,416
Servcorp, Ltd.	4,905	16,545
Service Stream, Ltd.	55,194	60,814
Seven West Media, Ltd. (A)	152,571	16,568
SG Fleet Group, Ltd.	19,006	40,902
Shaver Shop Group, Ltd.	21,893	18,101
Sigma Healthcare, Ltd.	217,938	399,729
Silver Mines, Ltd. (A)	120,084	6,034
Sims, Ltd.	13,624	123,390
SmartGroup Corp., Ltd.	11,248	58,936
SolGold PLC (A)	126,202	9,859
Solvar, Ltd.	23,807	20,982
Southern Cross Electrical Engineering, Ltd.	17,112	19,182
Southern Cross Media Group, Ltd.	34,149	14,845
SRG Global, Ltd.	43,027	35,116
St. Barbara, Ltd. (A)	103,123	13,878
Stanmore Resources, Ltd.	12,261	17,582
Strandline Resources, Ltd. (A)(B)(C)	154,105	9,084
Strickland Metals, Ltd. (A)	150,932	6,765
Strike Energy, Ltd. (A)	119,467	13,829
Super Retail Group, Ltd.	12,417	110,942
Superloop, Ltd. (A)	41,122	56,071
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	6

	Shares	Value
Australia (continued)
Syrah Resources, Ltd. (A)(B)	87,334	$11,754
Tabcorp Holdings, Ltd.	171,643	76,270
Temple & Webster Group, Ltd. (A)	702	7,546
Ten Sixty Four, Ltd. (A)(C)	77,809	27,520
Terracom, Ltd.	98,531	7,415
The Reject Shop, Ltd.	7,826	16,279
The Star Entertainment Group, Ltd. (A)(B)	546,260	37,829
Tuas, Ltd. (A)	15,636	61,632
Tyro Payments, Ltd. (A)	43,745	24,034
Ventia Services Group Pty, Ltd.	66,612	175,178
Viva Energy Group, Ltd. (D)	86,053	92,672
WEB Travel Group, Ltd. (A)	28,811	89,947
Webjet Group, Ltd. (A)	31,919	14,037
West African Resources, Ltd. (A)	90,617	99,255
Westgold Resources, Ltd.	63,132	99,592
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	100,694	154,512
Whitehaven Coal, Ltd.	68,410	239,529
Wiluna Mining Corp., Ltd. (A)(C)	10,005	255
Xanadu Mines, Ltd. (A)	6,468	189
Zip Company, Ltd. (A)	101,318	157,773
Austria 1.3%		3,015,060
Agrana Beteiligungs AG	2,449	26,912
ams-OSRAM AG (A)	6,607	70,815
ANDRITZ AG	5,574	329,390
AT&S Austria Technologie & Systemtechnik AG (A)(B)	1,530	20,468
BAWAG Group AG (A)(D)	6,367	643,617
CA Immobilien Anlagen AG (B)	2,962	71,862
DO & Company AG (A)	587	132,235
Eurotelesites AG (A)	8,126	44,409
EVN AG	3,123	75,983
Fabasoft AG	962	17,350
FACC AG (A)	4,808	35,328
IMMOFINANZ AG (A)(B)	2,695	45,730
Kapsch TrafficCom AG (A)(B)	2,742	20,310
Kontron AG	3,019	65,988
Lenzing AG (A)(B)	1,427	38,499
Mayr Melnhof Karton AG	1,133	99,141
Oesterreichische Post AG (B)	2,639	88,432
Palfinger AG	1,045	26,136
Porr AG	1,320	31,871
RHI Magnesita NV	1,351	57,239
Rosenbauer International AG (A)	1,040	42,911
Schoeller-Bleckmann Oilfield Equipment AG	687	24,311
7	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
Semperit AG Holding	2,367	$34,447
Strabag SE, Bearer Shares	1,931	112,411
Telekom Austria AG	6,272	55,418
UBM Development AG (A)	1,455	29,692
UNIQA Insurance Group AG	9,475	86,629
Vienna Insurance Group AG	2,941	110,529
voestalpine AG	8,945	206,600
Wienerberger AG	9,921	326,969
Zumtobel Group AG	8,422	43,428
Belgium 1.4%		3,264,888
Ackermans & van Haaren NV	1,577	320,988
Ageas SA/NV	5,963	326,479
AGFA-Gevaert NV (A)	23,078	19,951
Atenor (A)	5,240	17,088
Azelis Group NV	9,928	188,158
Barco NV	4,298	50,040
Bekaert SA	2,708	97,532
bpost SA	7,880	12,435
Cie d’Entreprises CFE	2,358	17,332
Colruyt Group N.V	2,486	95,697
Deceuninck NV	5,726	13,241
Deme Group NV	512	71,300
D’ieteren Group	558	92,661
Econocom Group SA/NV	22,355	41,387
Elia Group SA/NV	3,239	213,487
EVS Broadcast Equipment SA	890	33,780
Exmar NV	1,407	16,722
Fagron	4,287	82,476
Galapagos NV (A)	8,782	228,268
Gimv NV (B)	1,742	67,643
Greenyard NV	986	5,185
Immobel SA	1,341	26,249
Ion Beam Applications	1,498	20,303
Jensen-Group NV	343	16,471
Kinepolis Group NV (B)	919	32,444
Lotus Bakeries NV	29	262,766
Melexis NV	1,482	88,072
Ontex Group NV (A)	4,114	35,454
Orange Belgium SA (A)	2,559	39,433
Proximus SADP	10,029	62,394
Recticel SA (B)	2,784	31,079
Sipef NV	446	27,472
Solvay SA	5,598	182,594
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	8

	Shares	Value
Belgium (continued)
Tessenderlo Group SA (B)	1,767	$39,425
Umicore SA	13,028	117,959
Van de Velde NV	1,797	57,998
VGP NV	970	81,093
Viohalco SA (B)	15,193	88,002
What’s Cooking BV	191	20,862
X-Fab Silicon Foundries SE (A)(D)	4,789	22,968
Bermuda 0.2%		378,868
Hiscox, Ltd.	24,839	372,011
Northern Ocean, Ltd. (A)	11,312	6,857
Cambodia 0.0%		27,600
NagaCorp, Ltd. (A)	68,534	27,600
Canada 9.0%		21,466,580
5N Plus, Inc. (A)	6,969	31,792
Acadian Timber Corp.	934	11,240
ACT Energy Technologies, Ltd. (A)	1,779	6,603
ADENTRA, Inc.	1,922	44,518
ADF Group, Inc.	1,086	6,396
Advantage Energy, Ltd. (A)	15,408	107,459
Aecon Group, Inc.	5,001	77,914
Africa Oil Corp.	25,325	33,609
Ag Growth International, Inc.	1,625	40,413
AGF Management, Ltd., Class B	4,993	41,104
Aimia, Inc. (A)(B)	22,533	38,937
Air Canada (A)	14,942	172,994
Alaris Equity Partners Income Trust	1,313	17,652
Algoma Central Corp. (B)	2,552	26,600
Algoma Steel Group, Inc.	8,554	62,673
Algonquin Power & Utilities Corp. (B)	63,263	302,158
Altius Minerals Corp.	3,408	56,841
Altus Group, Ltd. (B)	3,936	148,952
Amerigo Resources, Ltd.	15,000	18,766
Andlauer Healthcare Group, Inc.	1,746	48,672
Andrew Peller, Ltd., Class A (B)	2,593	9,266
Aritzia, Inc. (A)	7,307	336,574
Ascot Resources, Ltd. (A)	44,475	3,382
Atco, Ltd., Class I	6,588	214,386
Athabasca Oil Corp. (A)	46,557	153,179
ATS Corp. (A)	7,285	211,790
Aurora Cannabis, Inc. (A)	1,116	5,685
AutoCanada, Inc. (A)	1,682	20,264
B2Gold Corp.	147,732	395,177
9	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Badger Infrastructure Solutions, Ltd.	2,958	$79,330
Ballard Power Systems, Inc. (A)(B)	18,671	22,585
Bausch Health Companies, Inc. (A)	18,655	138,615
Bausch Health Companies, Inc. (New York Stock Exchange) (A)	5,285	39,320
Baytex Energy Corp.	60,045	136,131
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	25,709	98,447
Bird Construction, Inc.	4,385	66,893
Bitfarms, Ltd. (A)(B)	31,500	37,449
Black Diamond Group, Ltd.	4,617	27,062
BMTC Group, Inc.	1,896	16,604
Bonterra Energy Corp. (A)(B)	1,314	3,315
Boralex, Inc., Class A	7,696	157,830
Boyd Group Services, Inc.	1,839	307,866
BRP, Inc.	2,000	79,309
BRP, Inc. (Nasdaq Exchange)	742	29,420
Calfrac Well Services, Ltd. (A)	1,300	3,477
Calian Group, Ltd.	939	27,240
Canaccord Genuity Group, Inc.	8,236	46,681
Canada Goose Holdings, Inc. (A)(B)	4,194	42,875
Canadian Tire Corp., Ltd., Class A	714	70,440
Canfor Corp. (A)	4,899	51,911
Capital Power Corp.	11,743	411,847
Capstone Copper Corp. (A)	50,502	278,909
Cardinal Energy, Ltd.	11,263	49,980
Cargojet, Inc.	540	36,579
Cascades, Inc.	6,932	53,760
Celestica, Inc. (A)	2,575	274,969
Centerra Gold, Inc.	18,116	103,806
CES Energy Solutions Corp.	17,721	97,991
China Gold International Resources Corp., Ltd. (A)	90,882	511,339
CI Financial Corp.	17,580	381,310
Cipher Pharmaceuticals, Inc. (A)(B)	1,000	8,377
Cogeco Communications, Inc.	1,130	51,370
Cogeco, Inc.	192	7,830
Computer Modelling Group, Ltd.	6,433	36,061
Conifex Timber, Inc. (A)	4,700	1,072
Converge Technology Solutions Corp.	19,848	74,632
Corby Spirit and Wine, Ltd.	1,344	13,563
Cronos Group, Inc. (A)	16,168	33,144
Culico Metals, Inc. (A)	11,968	1,034
Definity Financial Corp.	7,016	302,317
Denison Mines Corp. (A)	88,378	131,338
Dentalcorp Holdings, Ltd. (A)	1,097	5,990
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	10

	Shares	Value
Canada (continued)
Dexterra Group, Inc.	2,634	$14,237
Docebo, Inc. (A)	1,200	38,486
Doman Building Materials Group, Ltd.	7,555	39,479
Dorel Industries, Inc., Class B (A)	8,044	22,907
DREAM Unlimited Corp., Class A (B)	1,765	26,242
Dundee Precious Metals, Inc.	15,733	184,435
Dye & Durham, Ltd.	4,518	39,129
Dynacor Group, Inc.	1,500	5,734
E-L Financial Corp., Ltd.	274	296,962
Eldorado Gold Corp. (A)	17,759	244,397
Endeavour Silver Corp. (A)(B)	20,729	76,075
Enerflex, Ltd.	11,635	92,565
Enghouse Systems, Ltd.	2,778	48,811
Ensign Energy Services, Inc. (A)	10,238	19,531
EQB, Inc.	2,512	175,540
Equinox Gold Corp. (A)	34,691	222,281
ERO Copper Corp. (A)	8,356	98,649
Evertz Technologies, Ltd.	2,417	19,580
Exchange Income Corp.	1,991	69,332
Exco Technologies, Ltd.	1,790	7,807
Extendicare, Inc.	6,160	52,840
Fiera Capital Corp.	7,279	32,552
Finning International, Inc.	11,966	353,170
Firan Technology Group Corp. (A)	1,000	5,302
Firm Capital Mortgage Investment Corp.	3,100	25,713
First Majestic Silver Corp.	36,299	194,448
First Mining Gold Corp. (A)(B)	127,000	10,973
First National Financial Corp.	1,454	40,834
Fortuna Mining Corp. (A)	25,943	112,074
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	12,109	105,459
Frontera Energy Corp.	2,868	14,154
Galiano Gold, Inc. (A)	18,606	21,477
Gamehost, Inc.	1,900	13,251
GDI Integrated Facility Services, Inc. (A)	2,200	51,003
Gibson Energy, Inc.	13,959	207,443
goeasy, Ltd.	1,030	117,157
GoGold Resources, Inc. (A)	32,000	33,620
GoldMoney, Inc. (A)	3,599	20,200
Gran Tierra Energy, Inc. (A)	10,213	47,156
Greenfire Resources, Ltd. (A)	1,650	9,818
Guardian Capital Group, Ltd., Class A	2,861	89,582
Haivision Systems, Inc. (A)	1,500	4,759
Hammond Manufacturing Company, Ltd., Class A	1,100	6,881
11	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Hanfeng Evergreen, Inc. (A)(C)	3,700	$0
Headwater Exploration, Inc. (B)	20,868	91,737
High Liner Foods, Inc.	1,393	16,118
HLS Therapeutics, Inc. (A)	2,600	7,530
Hudbay Minerals, Inc.	34,603	245,635
IAMGOLD Corp. (A)	49,694	273,759
Imperial Metals Corp. (A)	9,208	14,893
Information Services Corp.	1,500	26,988
Innergex Renewable Energy, Inc.	16,941	159,252
InPlay Oil Corp. (B)	8,571	9,538
Interfor Corp. (A)	4,314	51,109
International Petroleum Corp. (A)	5,720	81,779
Jamieson Wellness, Inc. (D)	3,963	81,136
Journey Energy, Inc. (A)(B)	6,200	7,285
K92 Mining, Inc. (A)	17,489	116,049
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	2,386	55,875
Kelt Exploration, Ltd. (A)	15,500	67,068
Kinaxis, Inc. (A)	626	68,232
Knight Therapeutics, Inc. (A)	5,518	20,939
KP Tissue, Inc.	2,600	14,107
Labrador Iron Ore Royalty Corp.	5,367	111,031
Largo, Inc. (A)(B)	6,650	11,399
Lassonde Industries, Inc., Class A	600	78,727
Laurentian Bank of Canada	3,881	71,839
Leon’s Furniture, Ltd.	1,854	31,512
Lightspeed Commerce, Inc. (A)	12,060	152,214
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	3,599	129,955
Lotus Creek Exploration, Inc. (A)	2,765	2,714
Lucara Diamond Corp. (A)(B)	124,430	33,113
Lundin Gold, Inc.	5,100	140,512
MAG Silver Corp. (A)	1,117	16,746
Magellan Aerospace Corp.	1,983	13,748
Mainstreet Equity Corp.	807	111,616
Major Drilling Group International, Inc. (A)	7,336	41,681
Mandalay Resources Corp. (A)	6,200	20,527
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	6,473	113,912
Martinrea International, Inc.	6,380	35,191
Mattr Corp. (A)	5,259	37,695
MDA Space, Ltd. (A)	9,271	148,733
Medical Facilities Corp.	1,830	22,642
MEG Energy Corp.	22,022	342,793
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	12

	Shares	Value
Canada (continued)
Melcor Developments, Ltd.	1,200	$10,501
Methanex Corp.	5,437	239,239
Morguard Corp.	949	75,428
MTY Food Group, Inc.	1,615	49,675
Mullen Group, Ltd.	7,470	67,949
National Bank of Canada	1,204	100,206
Neo Performance Materials, Inc.	2,700	14,930
New Gold, Inc. (A)	68,701	186,622
NFI Group, Inc. (A)	7,978	63,967
North American Construction Group, Ltd.	1,937	34,034
Northland Power, Inc.	22,961	315,355
NuVista Energy, Ltd. (A)	12,605	103,245
Obsidian Energy, Ltd. (A)	2,964	16,205
Obsidian Energy, Ltd. (NYSE American Exchange) (A)	2,500	13,675
OceanaGold Corp.	63,648	170,696
Onex Corp.	5,183	382,863
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	5,900	6,785
Orla Mining, Ltd. (A)	7,169	50,197
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	81,400
Osisko Gold Royalties, Ltd.	9,783	179,059
Paramount Resources, Ltd., Class A	7,105	81,081
Parex Resources, Inc.	7,814	76,155
Parkland Corp.	12,358	304,263
Pason Systems, Inc.	6,855	58,327
Pet Valu Holdings, Ltd.	2,193	35,667
Peyto Exploration & Development Corp. (B)	17,522	192,812
PHX Energy Services Corp.	3,519	22,013
Pine Cliff Energy, Ltd. (B)	23,500	12,995
Pizza Pizza Royalty Corp. (B)	1,876	17,207
Polaris Renewable Energy, Inc.	1,943	16,237
Pollard Banknote, Ltd.	1,390	24,999
PrairieSky Royalty, Ltd.	17,694	325,323
Precision Drilling Corp. (A)	1,154	57,231
Premium Brands Holdings Corp.	3,907	209,886
Propel Holdings, Inc.	2,188	43,919
Quarterhill, Inc. (A)(B)	27,108	30,542
Quebecor, Inc., Class B	13,395	305,999
Questerre Energy Corp., Class A (A)	41,900	7,240
Real Matters, Inc. (A)	2,375	9,489
Richelieu Hardware, Ltd.	4,254	107,765
Rogers Sugar, Inc.	8,220	31,079
Russel Metals, Inc.	4,986	141,404
Sandstorm Gold, Ltd.	21,380	130,933
13	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Savaria Corp.	5,177	$64,625
Seabridge Gold, Inc. (A)	7,351	79,671
Secure Waste Infrastructure Corp.	17,776	176,808
Sienna Senior Living, Inc.	7,181	77,580
Softchoice Corp.	1,800	30,432
Source Energy Services, Ltd. (A)	900	7,285
Spartan Delta Corp. (A)	3,941	8,853
Spin Master Corp. (D)	2,954	55,966
Sprott, Inc.	1,999	84,796
Stella-Jones, Inc.	4,216	201,599
StorageVault Canada, Inc.	14,423	40,276
Strathcona Resources, Ltd. (B)	856	15,271
Superior Plus Corp.	22,357	105,700
Supremex, Inc. (B)	4,000	11,198
Surge Energy, Inc. (B)	8,800	32,664
Taiga Building Products, Ltd. (A)	5,000	13,548
Tamarack Valley Energy, Ltd. (B)	44,474	131,262
Taseko Mines, Ltd. (A)	24,609	51,710
TELUS Corp.	11,051	171,026
TerraVest Industries, Inc.	1,100	86,000
The North West Company, Inc.	4,230	136,161
Tilray Brands, Inc. (A)	320	237
Timbercreek Financial Corp. (B)	6,096	28,231
Topaz Energy Corp.	8,826	150,867
Torex Gold Resources, Inc. (A)	7,738	168,960
Total Energy Services, Inc.	2,706	18,891
Touchstone Exploration, Inc. (A)	10,000	2,869
TransAlta Corp.	22,191	229,771
Transcontinental, Inc., Class A	3,892	46,674
Trican Well Service, Ltd.	16,910	53,065
Triple Flag Precious Metals Corp.	4,580	74,869
Trisura Group, Ltd. (A)	3,893	91,839
Vecima Networks, Inc.	1,797	13,502
Veren, Inc.	35,396	193,280
Veren, Inc. (New York Stock Exchange) (B)	20,800	113,360
Vermilion Energy, Inc.	3,594	30,531
Vermilion Energy, Inc. (New York Stock Exchange)	9,395	79,858
VersaBank	1,300	16,327
VerticalScope Holdings, Inc. (A)	1,300	10,989
Victoria Gold Corp. (A)(C)	333	94
Vitalhub Corp. (A)	3,471	24,424
Wajax Corp.	1,805	25,027
Wall Financial Corp. (A)	1,600	14,532
Well Health Technologies Corp. (A)	16,303	64,570
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	14

	Shares	Value
Canada (continued)
Wesdome Gold Mines, Ltd. (A)	12,961	$130,170
Western Copper & Gold Corp. (A)	11,500	12,082
Western Forest Products, Inc. (A)	65,642	20,417
Westshore Terminals Investment Corp.	2,804	47,523
Whitecap Resources, Inc. (B)	51,715	351,380
Winpak, Ltd.	2,236	62,810
Yellow Pages, Ltd.	2,380	18,013
Zenith Capital Corp. (A)	5,300	1
Chile 0.0%		11,856
Marimaca Copper Corp. (A)(B)	3,200	11,856
China 0.0%		49,366
Fosun Tourism Group (A)(D)	23,000	22,561
KRP Development Holdings, Ltd.	39,000	3,342
Xingye Alloy Materials Group, Ltd. (A)	176,000	23,463
Cyprus 0.0%		4,301
SD Standard ETC PLC	28,377	4,301
Denmark 2.3%		5,416,603
ALK-Abello A/S (A)	9,594	205,396
Alm Brand A/S	63,995	143,914
Ambu A/S, Class B	14,081	258,967
Bang & Olufsen A/S (A)	7,635	15,036
Bavarian Nordic A/S (A)	6,206	144,590
Better Collective A/S (A)(B)	2,839	29,097
CBrain A/S	962	18,545
Chemometec A/S	1,136	92,103
Columbus A/S	21,813	38,680
D/S Norden A/S	1,763	46,478
Demant A/S (A)	3,920	141,112
Dfds A/S	2,520	36,027
FLSmidth & Company A/S	3,408	178,618
GN Store Nord A/S (A)(B)	10,041	178,298
H Lundbeck A/S	21,834	121,635
H Lundbeck A/S, A Shares	2,286	10,202
H+H International A/S, Class B (A)	1,117	15,528
Harboes Bryggeri A/S, Class B	927	22,736
INVISIO AB	2,530	87,842
ISS A/S	11,093	249,427
Jeudan A/S	1,153	31,153
Jyske Bank A/S	3,383	273,641
Matas A/S	2,485	48,843
MT Hoejgaard Holding A/S (A)	258	10,429
Netcompany Group A/S (A)(B)(D)	3,411	139,970
15	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Nilfisk Holding A/S (A)	715	$9,302
NKT A/S (A)	3,934	268,760
NNIT A/S (A)(B)(D)	2,290	25,722
North Media AS (B)	2,487	16,522
NTG Nordic Transport Group A/S (A)	656	22,758
Parken Sport & Entertainment A/S	305	5,843
Per Aarsleff Holding A/S	1,275	81,548
Ringkjoebing Landbobank A/S	1,936	325,307
ROCKWOOL A/S, A Shares	331	129,462
ROCKWOOL A/S, B Shares	370	146,240
Royal Unibrew A/S	3,986	304,080
RTX A/S (A)	1,198	11,057
Scandinavian Tobacco Group A/S (D)	3,438	51,909
Schouw & Company A/S	1,018	82,688
Solar A/S, B Shares	454	17,315
SP Group A/S	646	28,225
Spar Nord Bank A/S	17,890	521,975
Sparekassen Sjaelland-Fyn A/S	1,242	51,311
Sydbank A/S	4,116	253,822
TCM Group A/S (A)	1,441	15,270
Tivoli A/S	305	25,171
UIE PLC	1,605	68,102
Vestjysk Bank A/S	25,591	17,172
Zealand Pharma A/S (A)	4,298	398,775
Faeroe Islands 0.0%		13,330
Foroya Banki P/F	513	13,330
Finland 2.5%		6,067,334
Aktia Bank OYJ	3,501	37,580
Alma Media OYJ	5,463	66,556
Anora Group OYJ	2,753	10,179
Apetit OYJ	1,524	22,389
Aspo OYJ	5,505	28,897
Atria OYJ	1,645	19,575
Bittium OYJ	3,158	22,410
Cargotec OYJ, B Shares	2,689	129,532
Citycon OYJ (A)	5,417	17,430
Digia OYJ	1,325	9,887
Elisa OYJ	9,628	443,392
Enento Group OYJ (D)	1,316	21,872
EQ OYJ	1,165	13,017
Finnair OYJ (A)	29,834	108,924
Fiskars OYJ ABP	4,780	77,576
F-Secure OYJ	8,907	15,233
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	16

	Shares	Value
Finland (continued)
Gofore OYJ	549	$12,518
Harvia OYJ	999	47,908
Huhtamaki OYJ	6,731	250,185
Incap OYJ (A)	1,423	16,342
Kalmar OYJ, B Shares (A)	6,658	239,415
Kamux Corp.	3,008	7,977
Kemira OYJ	8,439	186,065
Kesko OYJ, A Shares	5,559	105,287
Kesko OYJ, B Shares	18,181	344,651
Kojamo OYJ (A)	7,743	74,256
Konecranes OYJ	4,634	331,146
Lassila & Tikanoja OYJ	1,909	17,686
Lindex Group OYJ (A)	6,348	19,305
Mandatum OYJ	27,789	157,317
Marimekko OYJ	2,037	28,202
Metsa Board OYJ, A Shares	1,067	6,129
Metsa Board OYJ, B Shares	10,371	42,167
Metso OYJ	23,449	260,188
Nokian Renkaat OYJ (B)	8,276	53,894
Olvi OYJ, A Shares	980	35,219
Oma Saastopankki OYJ	816	7,881
Oriola OYJ, A Shares	8,342	8,955
Oriola OYJ, B Shares	9,226	9,450
Orion OYJ, Class A	4,367	242,341
Orion OYJ, Class B	7,476	420,758
Outokumpu OYJ (B)	24,036	89,154
Pihlajalinna OYJ	1,588	20,174
Ponsse OYJ	1,210	34,066
Puuilo OYJ	4,696	48,468
QT Group OYJ (A)	1,335	115,092
Raisio OYJ, V Shares	14,476	34,809
Revenio Group OYJ	1,427	38,089
Sampo OYJ, A Shares (A)	63,473	549,057
Sanoma OYJ	5,464	48,210
Scanfil OYJ	1,153	10,853
Stora Enso OYJ, R Shares	38,808	417,102
Taaleri OYJ	2,129	17,100
Talenom OYJ	1,935	6,446
Terveystalo OYJ (D)	6,885	81,498
TietoEVRY OYJ	7,651	143,616
Tokmanni Group Corp.	3,339	47,819
Vaisala OYJ, A Shares	1,563	78,069
Valmet OYJ (B)	10,065	282,967
WithSecure OYJ (A)(B)	16,778	15,256
17	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Finland (continued)
YIT OYJ (A)	8,326	$19,798
France 4.3%		10,405,428
74Software SA (A)	2,490	75,239
ABC arbitrage	2,890	15,606
AKWEL SADIR	2,482	18,389
Alstom SA (A)	15,152	332,619
Altamir	4,101	102,695
Alten SA	2,499	229,711
Arkema SA	4,786	393,980
Assystem SA (B)	423	17,874
Aubay	575	26,846
Ayvens SA (D)	13,350	112,127
Bastide le Confort Medical (A)(B)	413	11,384
Beneteau SACA (B)	2,672	28,193
Bonduelle SCA (B)	1,383	9,883
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	7,911
Catana Group	1,562	8,164
CBo Territoria	3,063	11,536
Cegedim SA (A)	1,554	21,555
Cie des Alpes	1,415	23,954
Clariane SE (A)	7,974	30,677
Coface SA	8,586	147,047
Derichebourg SA	7,946	44,892
Eiffage SA	3,267	328,170
Ekinops SAS (A)	3,234	10,640
Electricite de Strasbourg SA	131	18,862
Elior Group SA (A)(D)	8,382	22,617
Elis SA	14,549	296,684
Equasens	198	7,629
Eramet SA (B)	681	37,072
Esso SA Francaise	226	27,079
Etablissements Maurel et Prom SA	5,292	32,359
Eurazeo SE	3,271	259,086
Eutelsat Communications SACA (A)(B)	12,669	15,852
Exclusive Networks SA	925	18,184
Fnac Darty SA	1,135	35,312
Foraco International SA (B)	20,584	28,882
Forvia SE	13,645	119,908
Gaumont SA (A)	430	39,583
Gaztransport Et Technigaz SA	2,797	427,822
GEA	61	5,222
Getlink SE	24,052	398,926
GL Events SACA	639	12,483
Groupe Crit SA	694	40,837
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	18

	Shares	Value
France (continued)
Guerbet	592	$16,278
ID Logistics Group SACA (A)	260	111,653
Imerys SA	2,796	90,821
Infotel SA	1,351	54,234
Interparfums SA	1,525	70,762
IPSOS SA	2,839	141,862
Jacquet Metals SACA	1,120	20,751
JCDecaux SE (A)	4,992	75,736
Kaufman & Broad SA	1,008	34,219
La Francaise des Jeux SACA (D)	8,232	314,496
Laurent-Perrier	566	58,759
Linedata Services	308	25,704
LISI SA	1,522	41,996
LNA Sante SA	909	23,924
Lumibird (A)	1,385	12,403
Maisons du Monde SA (D)	4,620	16,844
Manitou BF SA	785	18,552
Mersen SA	1,731	37,723
Metropole Television SA	1,753	23,514
Nexans SA	2,654	276,699
Nexity SA (A)	2,835	31,307
NRJ Group	1,558	10,987
Oeneo SA	1,270	12,370
Opmobility	4,461	47,984
Pierre Et Vacances SA (A)	12,316	19,258
Pluxee NV	7,121	160,150
Quadient SA	2,278	40,763
Remy Cointreau SA	1,338	71,324
Rexel SA	18,200	494,563
Robertet SA	59	49,834
Rubis SCA	6,491	179,448
Samse SACA	79	11,931
Savencia SA	426	24,205
SCOR SE	12,393	335,248
SEB SA	3,116	275,237
Seche Environnement SACA	201	17,747
SMCP SA (A)(D)	4,683	17,597
Societe BIC SA	1,798	110,338
Societe LDC SADIR	618	43,287
SOITEC (A)	2,004	121,408
Sopra Steria Group	1,250	198,706
SPIE SA	11,444	407,672
Stef SA	264	37,243
Synergie SE (A)	1,945	57,478
19	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Technip Energies NV	12,293	$385,523
Teleperformance SE	4,416	425,187
Television Francaise 1 SA	2,950	24,585
TFF Group	371	10,023
Thermador Groupe	680	45,962
Tikehau Capital SCA (B)	3,498	76,344
Trigano SA (B)	708	98,481
Ubisoft Entertainment SA (A)	7,375	93,416
Valeo SE	18,145	190,753
Vallourec SACA (A)	13,055	255,496
Verallia SA (D)	5,969	167,098
Vetoquinol SA	287	21,652
Vicat SACA	1,450	68,959
VIEL & Cie SA	1,534	19,162
Virbac SACA	329	104,055
Viridien (A)	687	48,070
Vivendi SE	51,476	155,873
Voltalia SA (A)(B)	2,909	25,028
Vranken-Pommery Monopole SA	923	11,607
Wavestone	627	31,848
Worldline SA (A)(D)	7,752	49,800
Georgia 0.1%		215,532
Georgia Capital PLC (A)	2,340	42,710
TBC Bank Group PLC	3,192	172,822
Germany 4.5%		10,738,885
1&1 AG	2,718	36,690
7C Solarparken AG	13,672	27,368
Adesso SE	262	22,727
Adtran Networks SE	1,275	26,556
AIXTRON SE	2,336	29,779
All for One Group SE (B)	143	7,815
Allgeier SE	2,503	39,202
AlzChem Group AG	507	41,176
Amadeus Fire AG	399	31,716
Atoss Software SE	792	96,514
Aurubis AG (B)	2,568	223,128
Auto1 Group SE (A)(D)	1,631	39,405
Basler AG (A)	3,077	25,821
BayWa AG (A)(B)	1,103	9,218
Bechtle AG	9,453	323,182
Bertrandt AG	367	9,810
Bijou Brigitte AG	936	34,744
Bilfinger SE	2,292	132,663
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	20

	Shares	Value
Germany (continued)
Borussia Dortmund GmbH & Company KGaA	6,517	$21,694
BRANICKS Group AG (A)(B)	10,542	27,106
Brenntag SE	5,472	361,837
CANCOM SE	2,091	54,676
Carl Zeiss Meditec AG, Bearer Shares (B)	419	26,141
CECONOMY AG (A)	12,908	41,538
CENIT AG	2,412	18,068
Cewe Stiftung & Company KGAA	409	41,381
CompuGroup Medical SE & Company KgaA (A)	5,989	139,165
CTS Eventim AG & Company KGaA	2,770	304,153
Data Modul AG	315	8,317
Dermapharm Holding SE	1,486	59,681
Deutsche Beteiligungs AG (B)	870	22,176
Deutsche EuroShop AG	982	18,367
Deutsche Pfandbriefbank AG (A)(B)(D)	10,950	62,630
Deutz AG	9,430	51,125
Dr. Hoenle AG (A)	554	5,676
Draegerwerk AG & Company KGaA (B)	737	34,493
Duerr AG	4,322	113,566
DWS Group GmbH & Company KGaA (D)	2,607	125,326
Eckert & Ziegler SE	1,159	69,513
Elmos Semiconductor SE	511	36,195
ElringKlinger AG	7,058	31,182
Energiekontor AG	458	20,514
Evonik Industries AG	11,357	225,685
Evotec SE (A)(B)	14,044	120,164
Fielmann Group AG	1,822	78,110
flatexDEGIRO AG	7,288	143,436
Fraport AG Frankfurt Airport Services Worldwide (A)	3,075	176,969
Freenet AG	9,910	321,763
Friedrich Vorwerk Group SE	604	20,655
FUCHS SE	2,034	75,083
GEA Group AG	6,365	369,218
Gerresheimer AG	2,915	245,695
Gesco SE	954	13,172
GFT Technologies SE	1,469	30,580
GRENKE AG (B)	2,123	38,357
Hawesko Holding SE	828	21,342
Heidelberger Druckmaschinen AG (A)	20,468	22,791
HelloFresh SE (A)(B)	13,279	162,887
Hensoldt AG	5,233	285,047
HOCHTIEF AG	876	136,956
Hornbach Holding AG & Company KGaA	843	69,495
HUGO BOSS AG (B)	3,995	182,597
21	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
Indus Holding AG	1,684	$41,352
Init Innovation in Traffic Systems SE	791	30,138
Instone Real Estate Group SE (D)	3,529	31,514
IVU Traffic Technologies AG (B)	1,691	28,231
Jenoptik AG	4,004	93,256
JOST Werke SE (D)	895	44,566
K+S AG	13,889	191,588
KION Group AG	5,781	233,490
Kloeckner & Company SE	974	6,710
Knaus Tabbert AG (B)	265	3,882
Koenig & Bauer AG (A)(B)	1,185	19,434
Krones AG	1,127	153,558
KSB SE & Company KGaA	47	35,005
KWS Saat SE & Company KGaA	820	47,747
LANXESS AG	7,219	215,125
LEG Immobilien SE	6,021	499,891
Leifheit AG	1,087	18,473
Mediclin AG (A)	4,917	14,851
Medios AG (A)	1,270	16,126
METRO AG (A)	10,696	59,522
MLP SE	6,479	46,305
Mutares SE & Company KGaA (B)	983	27,256
Nagarro SE (A)	621	53,366
Nexus AG (A)	273	19,824
Nordex SE (A)	9,152	124,211
Norma Group SE	2,292	36,573
PATRIZIA SE	2,898	22,909
Pentixapharm Holding AG (A)	4,205	18,148
Pfeiffer Vacuum Technology AG	269	43,381
ProCredit Holding AG	1,946	20,718
ProSiebenSat.1 Media SE	10,225	62,431
Puma SE	8,553	255,932
PVA TePla AG (A)(B)	1,594	22,451
PWO AG	386	11,850
q.beyond AG (A)	10,199	7,806
SAF-Holland SE	3,219	57,934
Salzgitter AG	2,115	43,000
Schaeffler AG (A)	7,963	39,830
Secunet Security Networks AG	137	18,788
SFC Energy AG, Bearer Shares (A)(B)	541	10,417
SGL Carbon SE (A)	4,221	17,970
Siltronic AG	1,264	59,968
Sixt SE (B)	1,082	95,998
SMA Solar Technology AG (B)	1,022	15,330
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	22

	Shares	Value
Germany (continued)
Stabilus SE	1,902	$57,176
STRATEC SE (B)	539	15,506
Stroeer SE & Company KGaA	2,684	147,905
Suedzucker AG (B)	5,095	57,303
Surteco Group SE (A)	1,869	31,307
SUSS MicroTec SE	1,450	57,201
TAG Immobilien AG	14,674	215,199
Takkt AG	4,543	37,349
TeamViewer SE (A)(D)	13,072	162,367
Technotrans SE	2,248	39,595
thyssenkrupp AG	39,061	307,785
TUI AG (A)	32,828	239,085
TUI AG (London Stock Exchange) (A)	4,460	32,386
United Internet AG	7,099	129,132
Verbio SE (B)	2,000	18,450
Vossloh AG	729	36,728
Wacker Chemie AG	1,502	107,386
Wacker Neuson SE	2,363	42,361
Washtec AG	2,804	117,365
Wuestenrot & Wuerttembergische AG	1,847	24,274
Zalando SE (A)(D)	9,301	335,012
Zeal Network SE	440	19,122
Greece 0.0%		18,780
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	35
Okeanis Eco Tankers Corp. (D)	898	18,745
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		33,348
GronlandsBANKEN A/S	313	33,348
Hong Kong 1.6%		3,858,907
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	18,000	13,826
Allied Group, Ltd. (A)	280,000	51,928
APAC Resources, Ltd.	42,182	5,599
Asia Financial Holdings, Ltd.	94,000	47,210
ASMPT, Ltd.	18,500	145,478
Associated International Hotels, Ltd.	26,000	16,463
Bright Smart Securities & Commodities Group, Ltd.	42,000	14,524
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	0
Build King Holdings, Ltd.	150,000	18,356
Burwill Holdings, Ltd. (A)(C)	1,216,000	0
Cafe de Coral Holdings, Ltd.	18,000	16,689
Chevalier International Holdings, Ltd.	45,524	23,441
23	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Energy Development Holdings, Ltd. (A)	2,938,000	$18,166
China Motor Bus Company, Ltd.	1,800	13,262
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	32,795
Chinese Estates Holdings, Ltd. (A)	50,000	7,528
Chow Sang Sang Holdings International, Ltd.	22,000	18,589
Chuang’s Consortium International, Ltd. (A)	340,021	14,419
CITIC Telecom International Holdings, Ltd.	119,000	36,480
C-Mer Medical Holdings, Ltd. (A)	46,000	10,376
Convoy Global Holdings, Ltd. (A)(C)	630,000	0
Cowell e Holdings, Inc. (A)	15,000	57,941
Crystal International Group, Ltd. (D)	32,000	20,661
CSC Holdings, Ltd. (A)	4,597,500	14,149
CSI Properties, Ltd. (A)	1,066,333	11,798
CTF Services, Ltd.	87,000	88,552
Dah Sing Banking Group, Ltd.	23,648	26,770
Dah Sing Financial Holdings, Ltd.	12,344	48,047
DFI Retail Group Holdings, Ltd.	13,700	30,294
Dickson Concepts International, Ltd.	15,000	9,445
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	6,000	9,500
Eagle Nice International Holdings, Ltd.	46,000	24,076
EcoGreen International Group, Ltd. (A)(C)	76,000	16,711
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Watch & Jewellery, Ltd.	340,000	7,388
ESR Group, Ltd. (D)	88,200	138,062
Fairwood Holdings, Ltd.	30,500	22,323
Far East Consortium International, Ltd.	125,275	13,217
First Pacific Company, Ltd.	136,000	79,640
FSE Lifestyle Services, Ltd.	13,000	9,459
Genting Hong Kong, Ltd. (A)(C)	550,000	1
Giordano International, Ltd.	75,708	14,329
Glorious Sun Enterprises, Ltd.	146,000	23,693
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	0
GR Life Style Company, Ltd. (A)	184,000	15,723
Great Eagle Holdings, Ltd.	37,874	56,179
G-Resources Group, Ltd.	25,080	11,945
Guotai Junan International Holdings, Ltd.	190,600	27,278
Hang Lung Group, Ltd.	47,000	65,254
Hang Lung Properties, Ltd.	112,522	94,425
Hanison Construction Holdings, Ltd. (A)	143,631	4,976
Harbour Centre Development, Ltd. (A)	37,500	22,580
HKR International, Ltd. (A)	126,640	14,310
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	24

	Shares	Value
Hong Kong (continued)
Hong Kong Ferry Holdings Company, Ltd.	21,000	$11,124
Hong Kong Technology Venture Company, Ltd. (A)	45,214	7,334
Hong Kong Technology Venture Company, Ltd., ADR (A)	1,717	5,323
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	0
Hutchison Port Holdings Trust	304,200	50,186
Hutchison Telecommunications Hong Kong Holdings, Ltd. (B)	148,000	18,090
Hysan Development Company, Ltd.	36,000	62,036
International Housewares Retail Company, Ltd.	18,000	2,312
IPE Group, Ltd. (A)	220,000	13,289
Jacobson Pharma Corp., Ltd.	40,000	6,173
Johnson Electric Holdings, Ltd.	23,710	44,540
K Wah International Holdings, Ltd.	58,000	13,592
Kader Holdings Company, Ltd. (A)	14,000	457
Kerry Logistics Network, Ltd.	21,000	18,215
Kerry Properties, Ltd.	33,000	68,032
Kowloon Development Company, Ltd.	28,048	13,501
Lai Sun Development Company, Ltd. (A)	104,079	7,884
Lai Sun Garment International, Ltd. (A)	70,269	4,716
Langham Hospitality Investments, Ltd. (A)	390,250	23,586
Lerthai Group, Ltd. (A)(C)	18,000	2,060
Liu Chong Hing Investment, Ltd.	52,000	25,889
Luk Fook Holdings International, Ltd.	22,000	42,567
Man Wah Holdings, Ltd.	89,600	53,508
Mandarin Oriental International, Ltd.	37,500	67,193
Melco International Development, Ltd. (A)	16,000	8,284
MH Development, Ltd. (A)(C)	124,000	0
Miramar Hotel & Investment	38,000	43,171
Modern Dental Group, Ltd.	20,000	9,911
National Electronics Holdings	88,000	4,700
National United Resources Holdings, Ltd. (A)	109,000	409
New World Development Company, Ltd. (B)	93,000	57,732
Nissin Foods Company, Ltd. (B)	15,000	10,675
Oriental Watch Holdings	16,378	7,505
Oshidori International Holdings, Ltd. (A)	1,402,200	85,922
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	316,000	63,885
Pacific Textiles Holdings, Ltd.	204,000	38,931
Paradise Entertainment, Ltd.	24,000	6,344
PC Partner Group, Ltd.	18,000	18,361
PCCW, Ltd.	82,773	47,912
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	45,000	12,458
Pico Far East Holdings, Ltd.	98,000	26,618
Playmates Holdings, Ltd.	518,000	34,602
25	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Plover Bay Technologies, Ltd.	25,000	$16,816
PT International Development Company, Ltd. (A)	67,999	1,822
Public Financial Holdings, Ltd. (A)	126,000	22,052
Regal Hotels International Holdings, Ltd. (A)	115,200	26,101
Regina Miracle International Holdings, Ltd. (D)	67,000	15,363
Sa Sa International Holdings, Ltd.	72,000	5,927
SAS Dragon Holdings, Ltd.	84,000	45,246
SEA Holdings, Ltd.	48,484	8,589
Shangri-La Asia, Ltd.	88,000	49,813
Shun Tak Holdings, Ltd. (A)	129,250	9,987
Singamas Container Holdings, Ltd.	104,000	9,254
SJM Holdings, Ltd. (A)(B)	136,000	42,424
SmarTone Telecommunications Holdings, Ltd.	62,089	34,181
Solomon Systech International, Ltd. (A)	94,000	6,695
Soundwill Holdings, Ltd.	24,500	17,335
Stella International Holdings, Ltd.	35,000	77,728
Sun Hung Kai & Company, Ltd.	129,318	47,148
SUNeVision Holdings, Ltd. (B)	61,000	69,221
TAI Cheung Holdings, Ltd.	34,000	13,041
Tan Chong International, Ltd.	63,000	8,342
Television Broadcasts, Ltd. (A)(B)	15,200	5,898
Texhong International Group, Ltd.	42,000	21,209
Texwinca Holdings, Ltd.	224,000	20,716
The Bank of East Asia, Ltd.	52,352	77,145
The Hongkong & Shanghai Hotels, Ltd.	65,023	49,389
Theme International Holdings, Ltd.	350,000	16,722
Town Health International Medical Group, Ltd.	308,000	11,111
Tradelink Electronic Commerce, Ltd.	186,000	22,247
Transport International Holdings, Ltd.	22,631	23,797
United Laboratories International Holdings, Ltd.	62,500	105,872
Up Energy Development Group, Ltd. (A)(C)	898,000	1,490
Upbest Group, Ltd.	8,000	713
Value Partners Group, Ltd. (A)(B)	97,000	20,483
Valuetronics Holdings, Ltd.	23,150	11,926
Vedan International Holdings, Ltd.	168,000	12,094
Vitasoy International Holdings, Ltd.	48,000	58,046
Vobile Group, Ltd. (A)	60,000	31,569
VSTECS Holdings, Ltd.	42,400	32,115
VTech Holdings, Ltd.	9,900	68,447
Wing On Company International, Ltd.	28,000	42,496
Wing Tai Properties, Ltd.	118,000	25,449
Xinyi Glass Holdings, Ltd.	29,700	28,400
Yue Yuen Industrial Holdings, Ltd.	50,000	102,542
Yunfeng Financial Group, Ltd. (A)	46,000	6,914
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	26

	Shares	Value
Hong Kong (continued)
Zhaobangji Lifestyle Holdings, Ltd. (A)	632,000	$12,150
Ireland 0.4%		943,412
Bank of Ireland Group PLC	4,830	57,057
C&C Group PLC	29,339	54,375
Cairn Homes PLC	44,707	100,757
COSMO Pharmaceuticals NV	637	46,463
Dalata Hotel Group PLC	14,703	74,219
FBD Holdings PLC	1,674	23,323
Glanbia PLC	15,513	178,351
Glenveagh Properties PLC (A)(D)	39,620	61,641
Grafton Group PLC, CHESS Depositary Interest	13,106	138,005
Greencore Group PLC	36,057	88,501
Hostelworld Group PLC (A)(D)	15,666	23,634
Irish Continental Group PLC	15,110	77,011
Permanent TSB Group Holdings PLC (A)	12,665	20,075
Isle of Man 0.1%		182,099
Playtech PLC (A)	18,722	172,704
Strix Group PLC (A)	15,331	9,395
Israel 1.4%		3,257,521
Adgar Investment and Development, Ltd. (A)	21,013	31,003
Afcon Holdings, Ltd. (A)	301	16,227
AFI Properties, Ltd. (A)	3,654	175,377
Africa Israel Residences, Ltd.	444	33,272
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	2,489	15,207
Alrov Properties and Lodgings, Ltd. (A)	1,793	92,919
Arad, Ltd.	2,569	36,004
Ashdod Refinery, Ltd. (A)	1,022	18,868
Ashtrom Group, Ltd. (A)	1	9
Atreyu Capital Markets, Ltd.	608	13,512
Automatic Bank Services, Ltd.	1,371	11,358
Avgol Industries 1953, Ltd. (A)	32,222	13,218
Azorim-Investment Development & Construction Company, Ltd. (A)	5,506	30,170
Bet Shemesh Engines Holdings 1997, Ltd. (A)	576	72,429
Blue Square Real Estate, Ltd.	399	37,262
Brainsway, Ltd. (A)	2,123	10,253
Carasso Motors, Ltd.	2,075	19,518
Cellcom Israel, Ltd. (A)	7,550	51,729
Ceragon Networks, Ltd. (A)	9,175	25,598
Compugen, Ltd. (A)	8,996	17,785
Danel Adir Yeoshua, Ltd.	398	45,981
Danya Cebus, Ltd.	595	19,583
Delek Automotive Systems, Ltd. (A)	3,496	31,213
27	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel (continued)
Delta Galil, Ltd.	738	$41,294
Delta Israel Brands, Ltd.	310	6,392
Direct Finance of Direct Group 2006, Ltd.	149	26,685
Dor Alon Energy in Israel 1988, Ltd. (A)	1,171	36,122
Doral Group Renewable Energy Resources, Ltd. (A)	6,954	27,797
Duniec Brothers, Ltd. (A)	388	24,790
El Al Israel Airlines (A)	11,480	35,375
Electra Consumer Products 1970, Ltd. (A)	941	32,017
Electra Real Estate, Ltd.	2,642	34,758
Equital, Ltd. (A)	907	38,218
First International Bank of Israel, Ltd.	1	32
FMS Enterprises Migun, Ltd.	608	26,194
Formula Systems 1985, Ltd.	373	34,867
Fox Wizel, Ltd.	510	46,087
Gilat Satellite Networks, Ltd. (A)	4,270	31,048
Globrands, Ltd.	85	13,233
Hamat Group, Ltd. (A)	3,347	13,774
IDI Insurance Company, Ltd.	644	30,204
IES Holdings, Ltd. (A)	762	51,143
Ilex Medical, Ltd.	1,319	25,421
Inrom Construction Industries, Ltd.	8,158	38,504
Isracard, Ltd.	13,999	67,676
Israel Land Development Company, Ltd. (A)	1,793	17,152
Isras Investment Company, Ltd.	90	21,684
Issta, Ltd.	900	23,903
Kamada, Ltd. (A)	2,582	18,090
Kardan Real Estate Enterprise & Development, Ltd.	14,670	25,608
Kerur Holdings, Ltd.	826	18,409
Klil Industries, Ltd. (A)	300	18,308
Kvutzat Acro, Ltd.	2,046	33,611
Lapidoth Capital, Ltd.	1,674	34,267
M Yochananof & Sons, Ltd.	354	24,249
Magic Software Enterprises, Ltd.	2,902	36,127
Malam - Team, Ltd. (A)	466	12,469
Max Stock, Ltd.	6,001	23,385
Maytronics, Ltd.	1,544	3,236
Mediterranean Towers, Ltd.	5,920	18,534
Mega Or Holdings, Ltd.	1,826	58,231
Meitav Investment House, Ltd.	1,952	21,686
Menif - Financial Services, Ltd.	2,364	12,391
Meshulam Levinstein Contracting & Engineering, Ltd.	145	16,204
Mivtach Shamir Holdings, Ltd.	395	26,028
Mizrahi Tefahot Bank, Ltd.	1	32
Nawi Group, Ltd.	4,915	63,201
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	28

	Shares	Value
Israel (continued)
Nayax, Ltd. (A)	703	$26,355
Neto Malinda Trading, Ltd.	938	24,535
Nexxen International, Ltd. (A)(B)	9,371	76,374
Novolog, Ltd.	61,707	29,024
Oil Refineries, Ltd.	193,262	56,505
One Software Technologies, Ltd.	3,589	71,075
OY Nofar Energy, Ltd. (A)	1,396	32,949
Palram Industries 1990, Ltd.	867	23,625
Partner Communications Company, Ltd. (A)	10,126	75,579
Paz Retail and Energy, Ltd.	399	59,159
Perion Network, Ltd. (A)	3,097	25,896
Plasson Industries, Ltd.	292	16,662
Plus500, Ltd.	5,381	189,893
Polyram Plastic Industries, Ltd.	3,900	13,626
Prashkovsky Investments and Construction, Ltd.	568	15,479
Priortech, Ltd. (A)	698	33,163
Qualitau, Ltd.	307	24,165
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	657	49,393
Retailors, Ltd.	1,499	36,905
Sano-Brunos Enterprises, Ltd.	577	56,516
Scope Metals Group, Ltd. (A)	585	25,891
Shikun & Binui Soltec Renewable Energy (A)	14,902	9,505
Summit Real Estate Holdings, Ltd.	2,632	43,327
Tadiran Group, Ltd.	256	18,672
Tamar Petroleum, Ltd. (D)	3,031	27,412
Tel Aviv Stock Exchange, Ltd.	6,757	89,791
Telsys, Ltd.	280	13,738
Tiv Taam Holdings 1, Ltd.	4,505	9,431
Tower Semiconductor, Ltd. (A)	1	27
Veridis Environment, Ltd. (A)	1,982	13,629
Victory Supermarket Chain, Ltd.	2,484	34,417
YD More Investments, Ltd.	1,622	7,863
Italy 3.4%		8,157,784
A2A SpA	133,190	303,158
Abitare In SpA (A)	2,502	11,233
ACEA SpA	3,270	59,783
Amplifon SpA	10,369	263,642
Anima Holding SpA (D)	26,126	188,792
Arnoldo Mondadori Editore SpA	9,301	20,477
Ascopiave SpA	4,600	13,994
Avio SpA	1,232	21,655
Azimut Holding SpA	9,617	261,668
Banca Generali SpA	4,727	246,222
29	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Banca IFIS SpA	1,922	$43,478
Banca Mediolanum SpA	9,755	138,185
Banca Monte dei Paschi di Siena SpA	79,452	577,421
Banca Popolare di Sondrio SpA	31,641	358,491
Banca Profilo SpA	62,990	11,788
Banca Sistema SpA (D)	6,281	11,247
Banco di Desio e della Brianza SpA	4,678	38,598
BasicNet SpA	1,670	13,738
BFF Bank SpA (D)	15,046	126,136
Biesse SpA	1,347	11,398
BPER Banca SpA	43,020	328,608
Brembo NV	12,568	125,644
Brunello Cucinelli SpA	2,926	380,923
Buzzi SpA	7,035	317,439
Cairo Communication SpA	5,428	15,800
Carel Industries SpA (D)	2,728	58,993
Cembre SpA	511	23,939
Cementir Holding NV	4,059	54,889
CIR SpA-Compagnie Industriali (A)	39,161	24,497
Credito Emiliano SpA	6,996	90,734
Danieli & C Officine Meccaniche SpA	962	30,038
Danieli & C Officine Meccaniche SpA, Savings Shares	3,000	71,772
doValue SpA (A)(B)(D)	7,564	12,770
Emak SpA	21,737	20,478
Enav SpA (D)	23,755	83,153
ERG SpA	712	13,518
Esprinet SpA (A)	2,681	13,495
Fila SpA	2,619	27,201
Fincantieri SpA (A)	8,060	79,125
FNM SpA	24,417	11,221
Garofalo Health Care SpA (A)	4,839	24,948
Gefran SpA	1,600	16,042
GPI SpA	784	7,272
Hera SpA	66,527	258,631
Illimity Bank SpA (B)	4,867	18,709
IMMSI SpA	38,549	24,190
Intercos SpA	2,937	43,437
Iren SpA	46,697	102,220
Italgas SpA	36,712	235,153
Italmobiliare SpA	1,050	29,782
Iveco Group NV	14,929	235,516
LU-VE SpA	653	20,676
Maire SpA	11,698	113,365
MARR SpA	2,427	27,029
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	30

	Shares	Value
Italy (continued)
MFE-MediaForEurope NV, Class A	14,864	$50,240
MFE-MediaForEurope NV, Class B	5,904	27,318
Moltiply Group SpA	1,218	43,469
Newlat Food SpA (A)	1,582	18,713
Nexi SpA (A)(D)	43,067	225,866
Orsero SpA	888	11,387
OVS SpA (D)	11,646	43,847
Pharmanutra SpA	278	15,812
Piaggio & C SpA	12,334	27,448
Pirelli & C. SpA (D)	33,943	213,237
RAI Way SpA (D)	7,288	42,393
Reply SpA	1,878	302,182
Rizzoli Corriere Della Sera Mediagroup SpA	12,125	12,996
Sabaf SpA	2,646	39,659
Safilo Group SpA (A)	18,804	18,509
Saipem SpA (A)	106,360	245,061
Salvatore Ferragamo SpA (B)	5,546	46,830
Sanlorenzo SpA (B)	1,371	46,211
Sesa SpA	611	46,119
Sogefi SpA	3,211	6,715
SOL SpA	3,538	135,034
Tamburi Investment Partners SpA (B)	8,197	70,538
Technogym SpA (D)	9,724	116,435
Telecom Italia SpA (A)	841,481	236,999
The Italian Sea Group SpA	991	8,021
TXT e-solutions SpA	564	22,690
Unipol Assicurazioni SpA	16,990	253,776
Webuild SpA	41,535	137,501
Wiit SpA	743	13,452
Zignago Vetro SpA	1,679	17,015
Japan 19.7%		47,167,113
&Do Holdings Company, Ltd.	1,400	10,985
A&D HOLON Holdings Company, Ltd.	2,200	29,455
Achilles Corp.	3,200	30,975
AD Works Group Company, Ltd.	6,240	9,873
Adastria Company, Ltd.	2,040	39,480
ADEKA Corp.	6,391	118,480
Ad-sol Nissin Corp.	600	8,622
Advan Group Company, Ltd.	4,300	25,893
Advanced Media, Inc.	1,400	7,951
Aeon Delight Company, Ltd.	1,700	53,110
Aeon Fantasy Company, Ltd. (B)	900	16,694
AEON Financial Service Company, Ltd.	8,900	71,956
31	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Aeon Hokkaido Corp.	3,300	$18,353
Aeon Kyushu Company, Ltd.	500	8,206
Ahresty Corp.	1,500	6,441
Ai Holdings Corp.	2,600	33,568
Aica Kogyo Company, Ltd.	4,300	93,719
Aichi Corp.	1,700	17,058
Aichi Financial Group, Inc.	1,190	21,675
Aichi Steel Corp.	800	38,034
Aichi Tokei Denki Company, Ltd.	1,800	21,655
Aida Engineering, Ltd.	3,000	16,777
Aiful Corp.	25,600	59,123
Ain Holdings, Inc.	2,200	65,517
Ainavo Holdings Company, Ltd.	4,800	20,248
Aiphone Company, Ltd.	1,100	19,251
Airport Facilities Company, Ltd.	3,500	14,221
Airtrip Corp.	1,400	9,448
Aisan Industry Company, Ltd.	2,700	35,716
AIT Corp.	500	5,274
Ajis Company, Ltd.	1,100	17,322
Akatsuki Corp.	6,000	20,476
Akatsuki, Inc.	800	16,755
Akebono Brake Industry Company, Ltd. (A)	17,700	13,386
Albis Company, Ltd.	1,200	20,942
Alconix Corp.	1,900	19,021
Alinco, Inc.	4,400	30,691
Alleanza Holdings Company, Ltd.	900	6,163
Alpen Company, Ltd.	1,300	19,478
Alpha Systems, Inc.	500	10,942
Alps Alpine Company, Ltd.	16,200	167,261
Altech Corp.	1,030	17,144
Amano Corp.	4,500	116,124
Amiyaki Tei Company, Ltd.	700	7,472
Amuse, Inc.	900	9,067
Amvis Holdings, Inc.	3,600	15,683
Anabuki Kosan, Inc.	600	8,301
Anest Iwata Corp.	2,200	17,921
AnGes, Inc. (A)(B)	6,300	2,988
Anicom Holdings, Inc.	6,300	22,297
AOI Electronics Company, Ltd.	500	6,630
AOKI Holdings, Inc.	2,600	21,428
Aoyama Trading Company, Ltd.	3,200	45,306
Aoyama Zaisan Networks Company, Ltd.	1,700	23,069
Aozora Bank, Ltd.	8,900	133,218
Arakawa Chemical Industries, Ltd.	3,400	25,930
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	32

	Shares	Value
Japan (continued)
Arata Corp.	2,400	$50,426
Araya Industrial Company, Ltd.	400	12,798
ARCLANDS Corp.	3,711	40,070
Arcs Company, Ltd.	3,184	59,073
ARE Holdings, Inc.	6,200	76,539
Arealink Company, Ltd.	1,500	20,905
Argo Graphics, Inc.	1,300	43,790
Arisawa Manufacturing Company, Ltd.	2,400	22,513
Artience Company, Ltd.	3,200	64,701
Artnature, Inc.	3,700	18,487
As One Corp.	4,800	73,958
Asahi Company, Ltd.	1,300	12,457
Asahi Diamond Industrial Company, Ltd.	3,100	17,060
Asahi Intelligence Service Company, Ltd.	1,200	7,908
Asahi Kogyosha Company, Ltd.	1,700	22,202
Asahi Net, Inc.	1,900	8,476
Asahi Printing Company, Ltd.	3,100	18,372
Asahi Yukizai Corp.	1,100	28,422
Asanuma Corp.	5,200	23,578
Asax Company, Ltd.	4,100	19,745
Ashimori Industry Company, Ltd.	399	8,244
Asia Pile Holdings Corp.	2,500	14,918
ASKA Pharmaceutical Holdings Company, Ltd.	1,100	14,891
ASKUL Corp.	3,500	36,990
Astena Holdings Company, Ltd.	2,900	8,485
Atrae, Inc. (A)	2,200	10,655
Aucnet, Inc.	900	14,660
Autobacs Seven Company, Ltd.	5,500	53,720
Avant Group Corp.	1,800	22,244
Avex, Inc.	2,700	22,369
Axial Retailing, Inc.	4,700	30,602
Axyz Company, Ltd.	500	9,204
AZ-COM MARUWA Holdings, Inc.	4,400	35,191
AZOOM Company, Ltd.	100	4,454
Bando Chemical Industries, Ltd.	1,900	21,805
Bank of the Ryukyus, Ltd.	2,800	21,089
Base Company, Ltd.	900	19,634
Beauty Garage, Inc.	400	3,723
Belc Company, Ltd.	700	30,800
Bell System24 Holdings, Inc.	2,700	22,982
Belluna Company, Ltd.	3,500	21,460
Bic Camera, Inc.	8,100	86,394
B-Lot Company, Ltd.	1,200	9,249
BML, Inc.	1,900	35,099
33	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Bookoff Group Holdings, Ltd.	1,100	$9,918
Bourbon Corp.	2,000	33,074
Br. Holdings Corp.	9,900	22,356
BrainPad, Inc.	1,200	9,137
BRONCO BILLY Company, Ltd.	500	11,670
Bull-Dog Sauce Company, Ltd.	500	5,876
Bunka Shutter Company, Ltd.	4,000	49,531
Business Brain Showa-Ota, Inc.	700	11,648
Business Engineering Corp.	300	7,448
C Uyemura & Company, Ltd.	800	54,845
CAC Holdings Corp.	800	10,203
Canon Electronics, Inc.	1,500	24,934
Careerlink Company, Ltd.	500	7,675
Carenet, Inc.	1,900	8,540
Carlit Company, Ltd.	1,900	13,441
Carta Holdings, Inc.	900	8,502
Casio Computer Company, Ltd.	1,100	9,211
Cawachi, Ltd.	1,200	21,306
Celsys, Inc.	2,400	19,599
Central Automotive Products, Ltd.	1,800	58,575
Central Glass Company, Ltd.	1,886	41,063
Central Security Patrols Company, Ltd.	600	11,141
Central Sports Company, Ltd. (B)	1,000	16,222
Change Holdings, Inc. (B)	2,900	24,182
Charm Care Corp. KK	1,100	8,977
Chino Corp.	700	9,321
Chiyoda Company, Ltd.	2,000	14,528
Chiyoda Integre Company, Ltd.	2,100	42,617
Chofu Seisakusho Company, Ltd.	1,400	17,412
Chori Company, Ltd.	700	14,494
Chubu Shiryo Company, Ltd.	1,400	12,057
Chudenko Corp.	2,000	41,790
Chuetsu Pulp & Paper Company, Ltd.	800	7,596
Chugai Ro Company, Ltd.	500	12,384
Chugin Financial Group, Inc.	12,200	130,165
Chugoku Marine Paints, Ltd.	3,000	42,221
Chuo Gyorui Company, Ltd.	300	6,829
Chuo Spring Company, Ltd.	1,200	12,706
Chuo Warehouse Company, Ltd.	1,800	16,933
Citizen Watch Company, Ltd.	16,600	99,022
CKD Corp.	4,500	67,468
CK-San-Etsu Company, Ltd.	800	20,065
Cleanup Corp.	4,000	17,758
CMK Corp.	5,600	17,311
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	34

	Shares	Value
Japan (continued)
COLOPL, Inc.	5,800	$18,279
Colowide Company, Ltd. (B)	7,600	85,700
Computer Engineering & Consulting, Ltd.	1,800	22,293
Computer Institute of Japan, Ltd.	4,610	13,815
Comture Corp.	2,000	24,344
Core Corp.	2,100	25,538
Corona Corp.	5,000	31,570
Cosel Company, Ltd.	1,500	10,265
Cota Company, Ltd.	1,601	16,032
CRE, Inc.	1,100	12,447
Create Restaurants Holdings, Inc. (B)	10,200	84,631
Create SD Holdings Company, Ltd.	2,300	42,992
Creek & River Company, Ltd.	900	10,031
Cresco, Ltd.	1,900	14,901
CrowdWorks, Inc.	1,200	9,366
CTI Engineering Company, Ltd.	1,400	21,888
CTS Company, Ltd.	2,300	12,222
Curves Holdings Company, Ltd.	3,800	16,479
Cyber Security Cloud, Inc. (A)	900	10,822
Cybozu, Inc.	2,000	39,050
Dai Nippon Toryo Company, Ltd.	1,000	8,132
Daicel Corp.	2,700	23,410
Dai-Dan Company, Ltd.	2,300	54,895
Daido Metal Company, Ltd.	2,800	9,361
Daido Steel Company, Ltd.	10,400	84,767
Daihatsu Diesel Manufacturing Company, Ltd.	1,600	18,802
Daiho Corp.	400	9,735
Dai-Ichi Cutter Kogyo KK	1,200	11,152
Daiichi Jitsugyo Company, Ltd.	1,200	19,244
Daiichi Kensetsu Corp.	800	13,518
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	2,500	11,709
Daiichikosho Company, Ltd.	6,000	63,896
Daiken Medical Company, Ltd.	2,900	9,617
Daiki Aluminium Industry Company, Ltd.	1,900	12,801
Daikoku Denki Company, Ltd.	500	8,887
Daikokutenbussan Company, Ltd.	600	25,846
Daikyonishikawa Corp.	2,400	9,894
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	20,455
Daio Paper Corp.	7,900	43,685
Daiseki Company, Ltd.	4,080	99,793
Daiseki Eco. Solution Company, Ltd.	600	4,711
Daishi Hokuetsu Financial Group, Inc.	6,000	109,780
Daishinku Corp.	3,600	13,968
Daisue Construction Company, Ltd.	800	9,379
35	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Daito Pharmaceutical Company, Ltd.	1,095	$14,793
Daitron Company, Ltd.	600	13,519
Daiwa Industries, Ltd.	3,600	39,346
Daiwabo Holdings Company, Ltd.	7,000	121,089
DCM Holdings Company, Ltd.	8,420	76,787
Dear Life Company, Ltd.	1,900	13,438
Demae-Can Company, Ltd. (A)	8,400	11,777
DeNA Company, Ltd.	2,200	58,708
Denka Company, Ltd.	6,800	94,154
Densan System Holdings Company, Ltd.	600	9,902
Dentsu Soken, Inc.	1,100	43,541
Denyo Company, Ltd.	1,100	19,218
Dexerials Corp.	3,000	42,114
DIC Corp.	6,400	136,852
Digital Arts, Inc.	800	32,842
Digital Hearts Holdings Company, Ltd.	1,100	7,780
Digital Holdings, Inc.	900	8,943
Digital Information Technologies Corp.	800	12,947
Dip Corp.	2,800	39,964
DKK Company, Ltd.	400	4,206
DKS Company, Ltd.	400	7,494
DMG Mori Company, Ltd.	6,800	121,368
Doshisha Company, Ltd.	1,700	23,645
Double Standard, Inc.	700	7,413
Doutor Nichires Holdings Company, Ltd.	2,793	44,380
Dowa Holdings Company, Ltd.	4,400	134,272
DTS Corp.	3,000	84,217
Duskin Company, Ltd.	3,200	79,608
DyDo Group Holdings, Inc.	1,700	33,608
Eagle Industry Company, Ltd.	1,500	20,647
EAT&HOLDINGS Company, Ltd.	600	8,345
Ebara Foods Industry, Inc.	800	14,986
Ebara Jitsugyo Company, Ltd.	600	16,147
Ebase Company, Ltd.	1,900	6,990
Eco’s Company, Ltd.	800	10,354
EDION Corp.	6,400	75,479
eGuarantee, Inc.	2,700	31,368
Eizo Corp.	2,500	35,965
Elan Corp.	2,300	11,458
Elecom Company, Ltd.	3,700	40,726
EM Systems Company, Ltd.	2,900	14,854
Endo Lighting Corp.	1,100	10,091
en-japan, Inc.	2,500	28,121
Enplas Corp.	600	19,646
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	36

	Shares	Value
Japan (continued)
Entrust, Inc.	1,800	$9,392
ERI Holdings Company, Ltd.	600	9,485
ES-Con Japan, Ltd.	3,000	20,513
Eslead Corp.	500	14,657
ESPEC Corp.	1,200	18,495
Eternal Hospitality Group Company, Ltd.	600	9,803
Exedy Corp.	2,500	79,347
EXEO Group, Inc.	15,000	173,478
Ezaki Glico Company, Ltd.	4,100	123,949
F&M Company, Ltd.	600	7,105
FALCO HOLDINGS Company, Ltd.	1,900	29,777
FCC Company, Ltd.	2,800	58,829
Feed One Company, Ltd.	1,308	7,036
Ferrotec Holdings Corp.	4,400	69,137
Fibergate, Inc.	1,300	8,186
FIDEA Holdings Company, Ltd.	1,340	13,619
Financial Partners Group Company, Ltd.	4,900	80,000
FINDEX, Inc.	1,300	6,157
First Juken Company, Ltd.	1,000	6,770
Fixstars Corp. (B)	1,800	20,879
FJ Next Holdings Company, Ltd.	1,200	9,552
Focus Systems Corp.	2,200	15,645
Food & Life Companies, Ltd.	5,200	142,765
Forum Engineering, Inc.	1,800	12,492
Forval Corp.	1,600	15,299
Foster Electric Company, Ltd.	1,900	18,257
FP Corp.	3,700	71,061
FP Partner, Inc.	300	4,930
France Bed Holdings Company, Ltd.	2,000	17,250
Freebit Company, Ltd.	1,200	12,361
Freund Corp.	3,000	15,244
FTGroup Company, Ltd.	1,400	10,754
Fudo Tetra Corp.	1,020	15,116
Fuji Corp. (Aichi)	6,600	97,236
Fuji Corp. (Miyagi)	2,200	28,165
Fuji Corp., Ltd.	1,600	7,746
Fuji Kosan Company, Ltd.	800	7,713
Fuji Kyuko Company, Ltd.	1,600	24,264
Fuji Oil Company, Ltd.	3,300	6,879
Fuji Oil Holdings, Inc.	3,600	65,241
Fuji Pharma Company, Ltd.	800	7,227
Fuji Seal International, Inc.	3,300	59,679
Fujibo Holdings, Inc.	700	23,364
Fujicco Company, Ltd.	1,400	15,002
37	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Fujikura Composites, Inc.	2,300	$21,615
Fujikura Kasei Company, Ltd.	2,000	6,610
Fujimi, Inc.	4,200	56,832
Fujishoji Company, Ltd.	1,300	10,618
Fujita Kanko, Inc. (A)	600	38,129
Fujiya Company, Ltd.	1,000	14,869
FuKoKu Company, Ltd.	600	6,435
Fukuda Corp.	500	16,968
Fukuda Denshi Company, Ltd.	1,300	57,539
Fukui Computer Holdings, Inc.	800	16,967
Fukushima Galilei Company, Ltd.	2,000	35,954
Fukuyama Transporting Company, Ltd.	1,300	30,085
FULLCAST Holdings Company, Ltd.	1,500	16,046
Fumakilla, Ltd.	1,500	11,058
Funai Soken Holdings, Inc.	2,830	45,084
Furukawa Company, Ltd.	3,200	44,513
Furuno Electric Company, Ltd.	1,900	28,560
Furuya Metal Company, Ltd.	1,500	27,754
Furyu Corp.	1,300	8,878
Fuso Chemical Company, Ltd.	1,500	33,934
Fuso Pharmaceutical Industries, Ltd.	400	6,434
Futaba Corp. (A)	2,757	9,497
Futaba Industrial Company, Ltd.	4,500	22,655
Future Corp.	3,600	42,361
Fuyo General Lease Company, Ltd.	1,200	90,864
G-7 Holdings, Inc.	1,500	13,058
Gakken Holdings Company, Ltd.	2,300	15,180
Gakkyusha Company, Ltd.	2,400	32,627
Gecoss Corp.	1,200	8,145
Genki Global Dining Concepts Corp.	800	17,604
Genky DrugStores Company, Ltd.	1,100	21,028
Geo Holdings Corp.	2,100	23,797
Gift Holdings, Inc.	800	19,330
Giftee, Inc. (A)	500	4,751
Giken, Ltd.	100	968
GLOBERIDE, Inc.	1,200	15,151
Glory, Ltd.	3,600	62,555
GLTECHNO HOLDINGS, Inc.	400	8,066
GMO Financial Gate, Inc.	400	14,496
GMO Financial Holdings, Inc.	2,700	13,099
GMO GlobalSign Holdings KK	300	4,474
GMO internet group, Inc.	5,700	107,193
Godo Steel, Ltd.	700	18,590
Goldcrest Company, Ltd.	970	20,095
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	38

	Shares	Value
Japan (continued)
Grandy House Corp.	900	$3,472
GREE Holdings, Inc.	6,500	23,888
Greens Company, Ltd.	400	6,740
Gremz, Inc.	700	10,259
GS Yuasa Corp.	6,900	110,003
GSI Creos Corp.	500	6,849
G-Tekt Corp.	1,600	17,467
Gun-Ei Chemical Industry Company, Ltd.	800	14,297
GungHo Online Entertainment, Inc.	3,600	73,731
Gunze, Ltd.	1,200	40,747
H.U. Group Holdings, Inc.	4,400	77,065
H2O Retailing Corp.	7,200	109,083
Hagihara Industries, Inc.	1,000	9,948
Hagiwara Electric Holdings Company, Ltd.	600	13,288
Hakudo Company, Ltd.	400	6,113
Halows Company, Ltd.	700	18,506
Hamakyorex Company, Ltd.	5,200	44,015
Hanwa Company, Ltd.	3,000	98,769
Happinet Corp.	1,600	50,869
Hard Off Corp. Company, Ltd.	700	8,690
Harima Chemicals Group, Inc.	4,000	23,006
Hashimoto Sogyo Holdings Company, Ltd.	2,400	19,069
Hazama Ando Corp.	11,900	107,035
Heiwa Corp.	4,900	77,174
Heiwa Real Estate Company, Ltd.	1,600	49,491
Heiwado Company, Ltd.	2,200	35,235
Hennge KK (A)	2,000	18,121
Hibiya Engineering, Ltd.	1,200	26,323
Hiday Hidaka Corp.	1,400	24,880
HI-LEX Corp.	1,700	18,306
Himacs, Ltd.	1,100	9,886
Hino Motors, Ltd. (A)	22,700	71,937
Hioki EE Corp.	700	33,324
Hirakawa Hewtech Corp.	600	5,786
Hirano Tecseed Company, Ltd.	600	6,831
Hirata Corp.	700	22,380
Hirogin Holdings, Inc.	21,100	166,402
Hirose Tusyo, Inc.	300	7,856
Hiroshima Electric Railway Company, Ltd. (A)	100	406
Hiroshima Gas Company, Ltd.	4,000	9,322
HIS Company, Ltd. (A)	3,500	32,760
Hisaka Works, Ltd.	1,300	8,714
Hisamitsu Pharmaceutical Company, Inc.	3,400	95,742
Hochiki Corp.	900	15,003
39	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Hodogaya Chemical Company, Ltd.	800	$16,754
Hogy Medical Company, Ltd.	1,800	57,409
Hokkaido Coca-Cola Bottling Company, Ltd.	1,200	22,862
Hokkaido Electric Power Company, Inc. (B)	14,600	71,472
Hokkaido Gas Company, Ltd.	5,400	18,577
Hokkan Holdings, Ltd.	1,000	11,189
Hokko Chemical Industry Company, Ltd.	1,000	8,445
Hokkoku Financial Holdings, Inc.	1,700	60,027
Hokuetsu Corp.	7,500	64,671
Hokuetsu Industries Company, Ltd.	1,400	18,521
Hokuhoku Financial Group, Inc.	8,300	124,430
Hokuriku Electric Industry Company, Ltd.	1,500	16,130
Hokuriku Electric Power Company	14,300	79,350
Hokuriku Electrical Construction Company, Ltd.	740	5,806
Hokuto Corp.	1,600	20,217
H-One Company, Ltd.	2,400	17,129
Honeys Holdings Company, Ltd.	1,360	14,768
Honma Golf, Ltd. (D)	30,500	12,961
Hoosiers Holdings Company, Ltd.	1,700	12,009
Hosiden Corp.	3,000	40,792
Hosokawa Micron Corp.	900	23,768
Hotland Company, Ltd.	700	9,769
House Foods Group, Inc.	1,100	20,559
Howa Machinery, Ltd.	700	5,118
HS Holdings Company, Ltd.	2,200	12,602
IBJ, Inc.	2,100	9,761
Ichiken Company, Ltd.	400	7,443
Ichikoh Industries, Ltd.	2,600	7,091
Ichinen Holdings Company, Ltd.	1,500	16,671
Ichiyoshi Securities Company, Ltd.	2,000	10,086
Icom, Inc.	600	11,083
IDEA Consultants, Inc.	300	5,209
IDEC Corp.	2,200	37,277
IDOM, Inc.	4,600	34,121
Iino Kaiun Kaisha, Ltd.	6,300	43,354
I’ll, Inc.	700	10,650
IMAGICA GROUP, Inc.	2,600	8,854
i-mobile Company, Ltd.	2,000	6,399
Imuraya Group Company, Ltd.	2,100	34,008
Inaba Denki Sangyo Company, Ltd.	4,100	108,413
Inaba Seisakusho Company, Ltd.	500	5,606
Inabata & Company, Ltd.	3,600	74,926
I-NE Company, Ltd.	900	9,710
Ines Corp.	1,200	13,960
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	40

	Shares	Value
Japan (continued)
i-Net Corp.	800	$10,269
Infomart Corp.	11,500	29,038
INFRONEER Holdings, Inc.	16,200	125,243
Innotech Corp.	900	8,295
Insource Company, Ltd.	3,800	22,113
Intage Holdings, Inc.	732	8,353
Intelligent Wave, Inc.	600	4,257
Inui Global Logistics Company, Ltd. (B)	1,700	16,734
IPS, Inc.	500	7,692
Iriso Electronics Company, Ltd.	1,200	21,564
ISB Corp.	1,000	8,359
Ise Chemicals Corp. (B)	200	31,417
Iseki & Company, Ltd.	1,100	8,067
Ishihara Sangyo Kaisha, Ltd.	2,500	28,413
Ishizuka Glass Company, Ltd.	600	10,007
Istyle, Inc. (A)	6,600	20,435
ITFOR, Inc.	1,700	14,814
ITmedia, Inc.	700	7,752
Ito En, Ltd.	4,500	99,097
Itochu Enex Company, Ltd.	4,100	42,582
Itochu-Shokuhin Company, Ltd.	300	14,999
Itoham Yonekyu Holdings, Inc.	2,120	52,600
Itoki Corp.	3,600	39,514
IwaiCosmo Holdings, Inc.	1,400	23,311
Iwaki Company, Ltd.	600	9,694
Iwatsuka Confectionery Company, Ltd.	2,600	48,817
Izumi Company, Ltd.	2,500	51,095
J Trust Company, Ltd.	5,900	16,488
JAC Recruitment Company, Ltd.	5,700	29,510
Jaccs Company, Ltd.	1,700	44,265
Jade Group, Inc. (A)	700	6,491
JAFCO Group Company, Ltd.	4,300	66,139
JANOME Corp.	1,100	7,487
Japan Aviation Electronics Industry, Ltd.	3,800	67,972
Japan Communications, Inc. (A)	19,400	19,698
Japan Elevator Service Holdings Company, Ltd.	5,900	108,259
Japan Foundation Engineering Company, Ltd.	1,700	7,806
Japan Lifeline Company, Ltd.	4,700	48,824
Japan Material Company, Ltd.	5,700	53,585
Japan Medical Dynamic Marketing, Inc.	1,800	7,017
Japan Oil Transportation Company, Ltd.	700	13,620
Japan Petroleum Exploration Company, Ltd.	11,900	90,434
Japan Property Management Center Company, Ltd.	1,300	9,775
Japan Pulp & Paper Company, Ltd.	6,900	27,521
41	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Japan Pure Chemical Company, Ltd.	400	$8,329
Japan Securities Finance Company, Ltd.	6,600	78,869
Japan System Techniques Company, Ltd.	1,400	17,023
Japan Transcity Corp.	2,900	17,702
Japan Wool Textile Company, Ltd.	3,700	32,744
JBCC Holdings, Inc.	1,000	29,719
JCU Corp.	1,700	38,766
JDC Corp.	1,900	6,131
Jeol, Ltd.	3,700	122,518
JFE Systems, Inc.	1,200	28,519
JGC Holdings Corp.	18,100	133,988
JIG-SAW, Inc. (A)	300	6,130
JINS Holdings, Inc.	1,100	48,012
JINUSHI Company, Ltd.	1,400	19,001
JK Holdings Company, Ltd.	4,600	30,731
J-Lease Company, Ltd.	1,100	9,663
JM Holdings Company, Ltd.	1,000	15,511
JMS Company, Ltd.	7,500	23,586
J-Oil Mills, Inc.	1,700	22,672
Joshin Denki Company, Ltd.	1,500	21,729
Joyful Honda Company, Ltd.	4,800	62,146
JP-Holdings, Inc.	4,800	20,206
JSB Company, Ltd.	600	12,859
JSP Corp.	1,000	13,810
JTEKT Corp.	9,800	74,359
Juki Corp. (A)	2,600	7,859
Juroku Financial Group, Inc.	2,500	75,042
Justsystems Corp.	2,800	68,758
JVCKenwood Corp.	12,128	110,112
K&O Energy Group, Inc.	1,000	21,235
Kadoya Sesame Mills, Inc.	400	9,786
Kaga Electronics Company, Ltd.	3,200	56,710
Kagome Company, Ltd.	6,200	119,763
Kaken Pharmaceutical Company, Ltd.	900	27,314
Kakiyasu Honten Company, Ltd.	600	11,671
Kamakura Shinsho, Ltd.	1,900	6,063
Kameda Seika Company, Ltd.	1,100	28,470
Kamei Corp.	1,500	19,299
Kanaden Corp.	1,000	9,902
Kanadevia Corp.	12,780	77,865
Kanagawa Chuo Kotsu Company, Ltd.	1,600	41,776
Kanamic Network Company, Ltd.	1,300	3,899
Kanamoto Company, Ltd.	2,400	48,016
Kandenko Company, Ltd.	4,800	80,865
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	42

	Shares	Value
Japan (continued)
Kaneka Corp.	3,700	$92,191
Kaneko Seeds Company, Ltd.	1,700	15,764
Kanematsu Corp.	6,900	114,697
Kanemi Company, Ltd.	700	15,062
Kanto Denka Kogyo Company, Ltd. (B)	3,500	20,678
Kappa Create Company, Ltd.	1,000	9,637
Katakura Industries Company, Ltd.	1,600	22,832
Katitas Company, Ltd.	4,400	59,742
Kato Sangyo Company, Ltd.	1,600	48,373
Kato Works Company, Ltd.	800	7,038
Kawada Technologies, Inc.	1,000	20,244
Kawai Musical Instruments Manufacturing Company, Ltd.	400	8,149
KeePer Technical Laboratory Company, Ltd.	1,000	26,157
Keihan Holdings Company, Ltd.	6,100	136,568
Keihanshin Building Company, Ltd.	2,100	19,909
Keikyu Corp.	11,200	109,473
KEIWA, Inc.	1,000	8,077
Kenko Mayonnaise Company, Ltd.	1,000	12,768
KH Neochem Company, Ltd.	3,000	49,788
Kibun Foods, Inc.	1,100	7,613
Kimura Chemical Plants Company, Ltd.	1,800	9,404
Kimura Unity Company, Ltd.	600	6,438
King Company, Ltd.	2,300	11,365
Kintetsu Department Store Company, Ltd.	700	10,224
Kissei Pharmaceutical Company, Ltd.	2,400	59,014
Ki-Star Real Estate Company, Ltd.	700	20,987
Kitagawa Corp.	2,600	21,083
Kitano Construction Corp.	600	16,763
Kitz Corp.	5,700	43,325
Koa Corp.	3,200	20,972
Koa Shoji Holdings Company, Ltd.	1,100	5,068
Koatsu Gas Kogyo Company, Ltd.	7,400	37,105
Kobe Electric Railway Company, Ltd.	1,600	26,304
Kohnan Shoji Company, Ltd.	1,600	38,491
Kohsoku Corp.	2,500	34,888
Kojima Company, Ltd.	2,200	14,514
Kokuyo Company, Ltd.	6,873	128,855
Komatsu Matere Company, Ltd.	3,300	17,200
Komatsu Wall Industry Company, Ltd.	2,700	26,580
KOMEDA Holdings Company, Ltd.	3,500	63,451
Komehyo Holdings Company, Ltd.	800	15,654
Komeri Company, Ltd.	2,300	43,834
Komori Corp.	3,424	28,176
Kondotec, Inc.	1,300	11,515
43	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Konica Minolta, Inc.	37,800	$133,159
Konishi Company, Ltd.	4,400	35,971
Konoike Transport Company, Ltd.	2,300	45,266
Konoshima Chemical Company, Ltd.	300	3,267
Kosaido Holdings Company, Ltd.	5,200	17,115
Koshidaka Holdings Company, Ltd.	5,000	34,669
Kotobuki Spirits Company, Ltd.	6,500	101,847
Kotobukiya Company, Ltd. (B)	900	7,684
Kozo Keikaku Engineering Holdings, Inc.	3,000	47,273
KPP Group Holdings Company, Ltd.	3,500	15,673
Krosaki Harima Corp.	1,500	25,658
KRS Corp.	1,100	13,758
K’s Holdings Corp.	11,900	110,866
KU Holdings Company, Ltd.	1,300	9,694
Kumagai Gumi Company, Ltd.	2,600	66,488
Kumiai Chemical Industry Company, Ltd.	6,690	34,472
Kura Sushi, Inc. (B)	1,800	36,152
Kurabo Industries, Ltd.	900	37,127
Kureha Corp.	2,900	54,203
Kurimoto, Ltd.	600	19,147
Kuriyama Holdings Corp.	2,700	23,071
Kusuri no Aoki Holdings Company, Ltd.	4,200	87,169
KVK Corp.	1,500	18,669
KYB Corp.	3,000	57,817
Kyodo Printing Company, Ltd.	1,400	39,481
Kyoei Steel, Ltd.	1,700	22,281
Kyokuto Boeki Kaisha, Ltd.	1,100	12,048
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,400	40,253
Kyokuto Securities Company, Ltd.	1,800	19,805
Kyokuyo Company, Ltd.	900	24,705
Kyorin Pharmaceutical Company, Ltd.	3,800	34,716
Kyoritsu Maintenance Company, Ltd.	5,500	110,350
Kyosan Electric Manufacturing Company, Ltd.	3,300	10,849
Kyowa Electronic Instruments Company, Ltd.	3,400	10,077
Kyudenko Corp.	2,500	75,100
Kyushu Financial Group, Inc.	10,000	47,739
Kyushu Leasing Service Company, Ltd.	1,100	7,376
LA Holdings Company, Ltd.	300	13,386
Lacto Japan Company, Ltd.	800	15,288
LEC, Inc.	1,400	11,116
Leopalace21 Corp.	14,100	52,979
Life Corp.	7,400	90,070
Lifedrink Company, Inc.	2,800	29,207
LIFULL Company, Ltd.	4,100	4,446
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	44

	Shares	Value
Japan (continued)
LIKE, Inc.	1,200	$11,334
Link And Motivation, Inc.	3,000	11,538
Lintec Corp.	2,900	55,608
Litalico, Inc.	2,900	20,811
Loadstar Capital KK	900	15,013
Look Holdings, Inc.	600	8,954
Mabuchi Motor Company, Ltd.	7,700	119,236
Macnica Holdings, Inc.	11,400	138,001
Macromill, Inc.	7,700	63,998
Maeda Kosen Company, Ltd.	3,500	42,212
Maezawa Industries, Inc.	1,100	9,612
Maezawa Kasei Industries Company, Ltd.	1,200	14,430
Maezawa Kyuso Industries Company, Ltd.	1,700	14,990
Makino Milling Machine Company, Ltd.	3,315	253,788
Management Solutions Company, Ltd.	1,000	12,300
Mandom Corp.	3,700	31,349
Mani, Inc.	6,200	55,637
MarkLines Company, Ltd.	700	11,127
Mars Group Holdings Corp.	1,000	21,002
Marubun Corp.	1,300	8,759
Marudai Food Company, Ltd.	1,500	16,457
Maruha Nichiro Corp.	3,581	74,491
Maruichi Steel Tube, Ltd.	4,700	108,730
MARUKA FURUSATO Corp.	1,253	19,085
Marusan Securities Company, Ltd.	4,461	29,102
Maruzen Company, Ltd.	1,000	21,217
Maruzen Showa Unyu Company, Ltd.	900	35,192
Marvelous, Inc.	1,200	4,034
Matching Service Japan Company, Ltd.	1,200	8,049
Matsuda Sangyo Company, Ltd.	1,120	22,991
Matsui Construction Company, Ltd. (B)	4,800	29,447
Matsui Securities Company, Ltd.	7,900	42,102
Matsuyafoods Holdings Company, Ltd.	300	11,773
Max Company, Ltd.	1,800	50,286
Maxell, Ltd.	3,300	41,381
Maxvalu Tokai Company, Ltd.	700	13,809
MCJ Company, Ltd.	5,400	48,749
MEC Company, Ltd.	1,200	20,364
Media Do Company, Ltd.	600	6,355
Medikit Company, Ltd.	1,400	23,316
Medius Holdings Company, Ltd.	2,500	14,863
Medley, Inc. (A)	1,800	33,349
Megachips Corp.	1,100	36,116
Megmilk Snow Brand Company, Ltd.	4,400	75,429
45	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Meidensha Corp.	3,017	$96,019
Meiho Facility Works, Ltd.	400	2,484
Meiji Electric Industries Company, Ltd.	500	4,852
Meiji Shipping Group Company, Ltd. (B)	1,600	6,511
Meiko Electronics Company, Ltd.	1,600	77,025
Meisei Industrial Company, Ltd.	2,000	16,259
MEITEC Group Holdings, Inc.	5,700	112,536
Meito Sangyo Company, Ltd.	1,800	24,107
Meiwa Corp.	2,700	12,774
Melco Holdings, Inc.	500	7,755
Menicon Company, Ltd.	5,800	48,566
Mercari, Inc. (A)	5,900	92,516
METAWATER Company, Ltd.	2,300	29,427
Micronics Japan Company, Ltd.	2,500	72,250
Midac Holdings Company, Ltd.	1,000	14,401
Mie Kotsu Group Holdings, Inc.	3,500	12,139
Milbon Company, Ltd.	2,520	49,063
Mimaki Engineering Company, Ltd.	900	8,661
Ministop Company, Ltd. (B)	300	3,299
Miraial Company, Ltd.	1,800	15,412
MIRAIT ONE Corp.	7,020	104,153
Mirarth Holdings, Inc.	6,800	23,145
Miroku Jyoho Service Company, Ltd.	1,500	18,324
Mitani Corp.	10,400	137,978
Mitani Sangyo Company, Ltd.	8,100	17,982
Mitani Sekisan Company, Ltd.	600	24,050
Mito Securities Company, Ltd.	3,200	11,751
Mitsuba Corp.	3,100	16,377
Mitsubishi Kakoki Kaisha, Ltd.	300	7,403
Mitsubishi Logisnext Company, Ltd.	2,900	37,098
Mitsubishi Logistics Corp.	2,500	17,568
Mitsubishi Materials Corp.	10,500	167,299
Mitsubishi Pencil Company, Ltd.	2,600	43,804
Mitsubishi Research Institute, Inc.	600	18,781
Mitsubishi Shokuhin Company, Ltd.	1,500	47,551
Mitsubishi Steel Manufacturing Company, Ltd.	1,100	12,027
Mitsuboshi Belting, Ltd.	1,700	43,263
Mitsui DM Sugar Holdings Company, Ltd.	1,200	28,112
Mitsui E&S Company, Ltd. (B)	8,200	87,707
Mitsui High-Tec, Inc.	9,000	50,646
Mitsui Matsushima Holdings Company, Ltd.	900	24,795
Mitsui Mining & Smelting Company, Ltd.	4,400	125,772
Mitsui-Soko Holdings Company, Ltd.	1,600	82,956
Mitsuuroko Group Holdings Company, Ltd.	3,300	40,457
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	46

	Shares	Value
Japan (continued)
Miura Company, Ltd.	3,300	$70,179
Mixi, Inc.	3,300	77,186
Miyaji Engineering Group, Inc.	2,100	25,437
Miyoshi Oil & Fat Company, Ltd.	900	9,335
Mizuho Leasing Company, Ltd.	10,000	68,874
Mizuho Medy Company, Ltd.	1,600	15,354
Mizuno Corp.	1,500	78,663
Mochida Pharmaceutical Company, Ltd.	1,800	37,683
Modec, Inc.	3,400	92,123
Morinaga & Company, Ltd.	5,900	96,658
Morinaga Milk Industry Company, Ltd.	6,000	117,066
Moriroku Holdings Company, Ltd.	600	7,947
Morita Holdings Corp.	3,000	41,706
Morito Company, Ltd.	1,600	16,212
Morozoff, Ltd.	1,500	16,613
Mory Industries, Inc.	900	28,561
MOS Food Services, Inc.	500	11,742
MrMax Holdings, Ltd.	8,700	38,867
Mugen Estate Company, Ltd.	1,000	13,719
m-up Holdings, Inc.	2,600	25,826
Murakami Corp.	500	18,251
Musashi Seimitsu Industry Company, Ltd.	3,600	61,880
Nabtesco Corp.	9,500	153,288
NAC Company, Ltd.	1,600	7,023
Nachi-Fujikoshi Corp.	1,200	26,636
Nafco Company, Ltd.	1,200	14,606
Nagano Keiki Company, Ltd.	1,400	17,769
Nagase & Company, Ltd.	7,100	130,416
Nagawa Company, Ltd.	600	26,639
Nagoya Railroad Company, Ltd.	16,100	189,714
Naigai Trans Line, Ltd.	500	8,161
Nakabayashi Company, Ltd.	5,800	20,445
Nakamoto Packs Company, Ltd.	800	9,021
Nakamuraya Company, Ltd.	1,600	33,848
Nakanishi, Inc.	5,400	76,076
Nakano Corp.	1,900	10,127
Nakano Refrigerators Company, Ltd.	300	10,754
Nakayama Steel Works, Ltd.	3,100	15,885
Namura Shipbuilding Company, Ltd.	3,872	51,366
Nankai Electric Railway Company, Ltd.	8,500	142,457
Narasaki Sangyo Company, Ltd.	500	9,852
Natori Company, Ltd.	4,000	58,310
NEC Capital Solutions, Ltd.	700	18,065
Neturen Company, Ltd.	2,200	14,700
47	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
New Art Holdings Company, Ltd.	900	$9,101
Nextage Company, Ltd.	4,100	40,815
NHK Spring Company, Ltd.	9,500	106,594
Nicca Chemical Company, Ltd.	700	5,801
Nice Corp.	2,300	22,976
Nichias Corp.	4,500	135,156
Nichiban Company, Ltd.	2,900	38,803
Nichicon Corp.	3,973	33,225
Nichiden Corp.	1,400	26,761
Nichiha Corp.	1,900	38,086
Nichimo Company, Ltd.	700	9,098
Nichireki Group Company, Ltd.	4,800	72,189
Nichirin Company, Ltd.	790	18,425
Nifco, Inc.	5,000	122,144
Nihon Chouzai Company, Ltd.	1,060	9,477
Nihon Dempa Kogyo Company, Ltd.	2,600	14,715
Nihon Dengi Company, Ltd.	700	17,446
Nihon Denkei Company, Ltd.	2,100	25,812
Nihon Flush Company, Ltd.	1,400	7,475
Nihon House Holdings Company, Ltd.	10,500	22,901
Nihon Kagaku Sangyo Company, Ltd.	1,100	11,550
Nihon M&A Center Holdings, Inc.	26,000	102,095
Nihon Nohyaku Company, Ltd.	2,100	10,542
Nihon Parkerizing Company, Ltd.	7,300	62,919
Nihon Tokushu Toryo Company, Ltd.	1,000	9,264
Nihon Trim Company, Ltd.	300	7,413
Niitaka Company, Ltd.	800	10,274
Nikkiso Company, Ltd.	4,000	32,004
Nikko Company, Ltd.	1,500	6,897
Nikkon Holdings Company, Ltd.	8,800	136,651
Nippi, Inc.	400	15,593
Nippn Corp.	4,000	56,845
Nippon Air Conditioning Services Company, Ltd.	1,800	12,033
Nippon Aqua Company, Ltd.	1,500	7,357
Nippon Avionics Company, Ltd. (A)(B)	900	12,306
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,989
Nippon Carbide Industries Company, Inc.	600	7,545
Nippon Carbon Company, Ltd.	700	19,086
Nippon Care Supply Company, Ltd.	700	9,047
Nippon Chemical Industrial Company, Ltd.	500	7,552
Nippon Chemi-Con Corp. (A)	1,427	8,410
Nippon Coke & Engineering Company, Ltd. (B)	22,300	13,435
Nippon Concept Corp.	500	6,075
Nippon Concrete Industries Company, Ltd.	3,600	8,635
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	48

	Shares	Value
Japan (continued)
Nippon Denko Company, Ltd.	9,400	$17,262
Nippon Densetsu Kogyo Company, Ltd.	3,200	44,976
Nippon Dry-Chemical Company, Ltd.	600	17,107
Nippon Electric Glass Company, Ltd.	5,500	129,069
Nippon Felt Company, Ltd.	3,900	12,408
Nippon Fine Chemical Company, Ltd.	1,100	15,681
Nippon Gas Company, Ltd.	8,700	128,725
Nippon Hume Corp.	1,600	18,073
Nippon Kayaku Company, Ltd.	11,500	103,343
Nippon Kodoshi Corp.	800	9,688
Nippon Light Metal Holdings Company, Ltd.	5,120	53,140
Nippon Paper Industries Company, Ltd.	8,800	59,181
Nippon Parking Development Company, Ltd.	23,200	31,735
Nippon Rietec Company, Ltd.	1,200	11,879
Nippon Seiki Company, Ltd.	3,000	22,346
Nippon Seisen Company, Ltd.	800	6,980
Nippon Sharyo, Ltd.	500	6,832
Nippon Sheet Glass Company, Ltd. (A)	9,100	24,035
Nippon Shinyaku Company, Ltd.	4,300	113,068
Nippon Shokubai Company, Ltd.	8,100	98,391
Nippon Signal Company, Ltd.	3,300	19,816
Nippon Soda Company, Ltd.	3,600	70,476
Nippon Thompson Company, Ltd.	3,200	10,748
Nippon Yakin Kogyo Company, Ltd.	1,120	30,870
Nipro Corp.	11,900	103,732
Nireco Corp.	600	7,227
Nishikawa Rubber Company, Ltd.	3,100	96,364
Nishimatsu Construction Company, Ltd.	2,500	81,744
Nishimatsuya Chain Company, Ltd.	3,700	50,521
Nishi-Nippon Financial Holdings, Inc.	9,700	128,047
Nishi-Nippon Railroad Company, Ltd.	5,000	72,226
Nishio Holdings Company, Ltd.	1,600	43,731
Nissan Shatai Company, Ltd.	5,700	38,854
Nissan Tokyo Sales Holdings Company, Ltd.	2,000	6,261
Nissei ASB Machine Company, Ltd.	500	17,304
Nissei Plastic Industrial Company, Ltd.	3,900	23,698
Nissha Company, Ltd.	3,500	33,081
Nisshin Group Holdings Company, Ltd.	2,100	7,561
Nisshinbo Holdings, Inc.	12,857	77,778
Nissin Corp.	600	17,387
Nisso Holdings Company, Ltd.	1,400	7,292
Nissui Corp.	22,900	130,752
Nitta Corp.	1,500	35,822
Nittetsu Mining Company, Ltd.	800	31,219
49	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nitto Fuji Flour Milling Company, Ltd.	800	$35,341
Nitto Kogyo Corp.	1,900	38,013
Nitto Kohki Company, Ltd.	1,900	25,797
Nitto Seiko Company, Ltd.	1,600	6,187
Nittoc Construction Company, Ltd.	1,600	10,971
Nittoku Company, Ltd.	1,400	20,365
NJS Company, Ltd.	500	14,468
Noevir Holdings Company, Ltd.	1,200	32,900
Nohmi Bosai, Ltd.	600	12,873
Nojima Corp.	5,200	86,136
NOK Corp.	4,600	70,112
Noritake Company, Ltd.	1,700	40,342
Noritsu Koki Company, Ltd.	1,600	48,026
Noritz Corp.	2,800	31,486
North Pacific Bank, Ltd.	20,600	71,723
NPR-RIKEN Corp.	1,668	28,686
NS Tool Company, Ltd.	5,400	26,962
NS United Kaiun Kaisha, Ltd.	700	18,703
NSD Company, Ltd.	5,212	118,454
NSW, Inc.	400	7,241
NTN Corp.	38,400	61,085
Oat Agrio Company, Ltd.	400	5,341
Obara Group, Inc.	800	18,187
Oenon Holdings, Inc. (B)	3,400	9,481
Ohara, Inc.	900	6,288
Ohashi Technica, Inc.	600	7,413
Ohba Company, Ltd.	1,100	7,262
Ohmoto Gumi Company, Ltd.	2,000	16,933
Ohsho Food Service Corp.	2,900	58,335
Oiles Corp.	1,472	22,205
Okabe Company, Ltd.	1,900	10,345
Okada Aiyon Corp.	600	8,426
Okamoto Industries, Inc.	800	27,678
Okamoto Machine Tool Works, Ltd.	200	4,966
Okamura Corp.	4,500	58,097
Okasan Securities Group, Inc.	12,400	52,720
Oki Electric Industry Company, Ltd.	7,500	46,275
Okinawa Cellular Telephone Company	1,900	52,321
Okinawa Financial Group, Inc.	1,205	20,133
OKUMA Corp.	3,852	86,268
Okumura Corp.	2,500	71,314
Okura Industrial Company, Ltd.	600	14,202
Okuwa Company, Ltd.	2,500	12,603
Onoken Company, Ltd.	1,700	16,602
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	50

	Shares	Value
Japan (continued)
Onward Holdings Company, Ltd.	10,200	$36,654
Open Up Group, Inc.	3,000	36,935
Optex Group Company, Ltd.	3,000	33,378
Optim Corp. (A)	1,200	5,547
Organo Corp.	1,900	90,092
Oricon, Inc.	1,800	9,838
Orient Corp.	4,410	23,856
Oriental Shiraishi Corp.	8,700	21,752
Oro Company, Ltd.	600	9,740
Osaka Organic Chemical Industry, Ltd.	1,000	16,701
Osaka Steel Company, Ltd.	1,400	26,271
OSAKA Titanium Technologies Company, Ltd. (B)	2,200	25,400
Osaki Electric Company, Ltd.	2,200	11,333
OSG Corp.	5,900	67,772
OUG Holdings, Inc.	1,300	26,372
Oyo Corp.	1,400	26,056
Ozu Corp.	2,000	23,153
Pacific Industrial Company, Ltd.	3,100	28,946
Pacific Metals Company, Ltd. (A)	1,600	20,783
PAL GROUP Holdings Company, Ltd.	3,600	73,987
PALTAC Corp.	2,500	65,392
Paraca, Inc.	600	7,167
Paramount Bed Holdings Company, Ltd.	3,000	52,653
Park24 Company, Ltd.	10,600	143,627
Parker Corp.	4,000	21,940
Pasona Group, Inc.	1,800	24,327
Pegasus Company, Ltd.	3,000	10,430
Penta-Ocean Construction Company, Ltd.	23,900	104,589
People Dreams & Technologies Group Company, Ltd.	2,800	29,035
PeptiDream, Inc. (A)	8,300	113,602
Pharma Foods International Company, Ltd.	1,700	9,728
PHC Holdings Corp.	1,300	9,303
PIA Corp. (A)	1,000	19,916
Pickles Holdings Company, Ltd.	900	5,785
Pigeon Corp.	9,500	100,074
PILLAR Corp.	1,700	39,879
Pilot Corp.	2,400	65,922
Piolax, Inc.	2,200	35,068
Plus Alpha Consulting Company, Ltd.	1,900	18,012
Premium Group Company, Ltd.	2,800	40,975
Premium Water Holdings, Inc.	600	11,752
Press Kogyo Company, Ltd.	6,000	23,074
Pressance Corp.	4,800	76,087
Prestige International, Inc.	7,500	35,330
51	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Prima Meat Packers, Ltd.	1,900	$27,667
Procrea Holdings, Inc.	1,896	22,594
Pronexus, Inc.	4,000	33,502
Pro-Ship, Inc.	700	7,667
Proto Corp.	5,900	83,939
PS Construction Company, Ltd.	1,800	17,265
QB Net Holdings Company, Ltd.	1,400	9,748
Qol Holdings Company, Ltd.	1,600	16,767
Quick Company, Ltd.	1,400	17,528
Raccoon Holdings, Inc.	2,100	12,012
Raito Kogyo Company, Ltd.	3,200	53,968
Raiznext Corp.	1,700	17,872
Rakus Company, Ltd.	4,300	54,612
Rasa Corp.	700	7,015
Rasa Industries, Ltd.	600	10,348
Relo Group, Inc.	7,700	97,101
Renaissance, Inc. (B)	800	5,697
Rengo Company, Ltd.	15,900	84,687
RENOVA, Inc. (A)	3,700	16,934
Resorttrust, Inc.	6,700	138,292
Restar Corp.	1,800	28,718
Retail Partners Company, Ltd.	1,900	16,191
Rheon Automatic Machinery Company, Ltd.	1,400	11,659
Rhythm Company, Ltd.	500	11,811
Ricoh Leasing Company, Ltd.	1,100	37,973
Riken Keiki Company, Ltd.	2,300	43,289
Riken Technos Corp.	2,900	20,939
Riken Vitamin Company, Ltd.	1,400	21,893
Ringer Hut Company, Ltd.	200	2,912
Rion Company, Ltd.	600	9,837
Riso Kyoiku Company, Ltd.	4,800	8,198
Rock Field Company, Ltd.	1,400	14,811
Rokko Butter Company, Ltd.	900	6,919
Roland Corp.	700	17,773
Round One Corp.	15,500	117,519
Royal Holdings Company, Ltd.	1,500	23,676
Ryobi, Ltd.	1,900	28,323
Ryoden Corp.	1,000	16,054
Ryoyo Ryosan Holdings, Inc.	1,926	32,235
S Foods, Inc.	1,500	23,724
S&B Foods, Inc.	500	17,625
Sac’s Bar Holdings, Inc.	1,700	10,324
Saibu Gas Holdings Company, Ltd.	1,900	20,947
Saint-Care Holding Corp.	1,700	8,327
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	52

	Shares	Value
Japan (continued)
Saizeriya Company, Ltd.	1,800	$51,562
Sakai Chemical Industry Company, Ltd.	1,200	21,861
Sakai Heavy Industries, Ltd.	600	8,911
Sakai Moving Service Company, Ltd.	1,900	29,905
Sakata INX Corp.	3,100	37,801
Sala Corp.	3,700	19,685
San Holdings, Inc.	1,300	10,598
San ju San Financial Group, Inc.	1,720	25,632
San-A Company, Ltd.	3,000	60,220
San-Ai Obbli Company, Ltd.	4,100	47,888
Sangetsu Corp.	3,500	67,193
Sanken Electric Company, Ltd. (A)	1,887	73,988
Sanki Engineering Company, Ltd.	3,000	66,865
Sanko Gosei, Ltd.	1,700	7,347
Sanko Metal Industrial Company, Ltd.	300	11,895
Sankyo Frontier Company, Ltd.	1,000	13,617
Sankyo Seiko Company, Ltd.	8,200	34,356
Sankyo Tateyama, Inc.	1,900	7,479
Sankyu, Inc.	3,700	145,341
Sanoh Industrial Company, Ltd.	2,400	10,228
Sansei Technologies, Inc.	900	8,224
Sansha Electric Manufacturing Company, Ltd.	1,000	5,905
Sanshin Electronics Company, Ltd.	1,000	13,723
Sanyo Chemical Industries, Ltd.	900	23,892
Sanyo Denki Company, Ltd.	800	46,719
Sanyo Electric Railway Company, Ltd.	1,000	13,456
Sanyo Shokai, Ltd. (B)	700	12,941
Sanyo Special Steel Company, Ltd.	4,029	73,908
Sanyo Trading Company, Ltd.	2,100	20,270
Sato Holdings Corp.	2,000	27,557
Sato Shoji Corp.	1,000	9,881
Satori Electric Company, Ltd.	1,000	11,003
Sawai Group Holdings Company, Ltd.	9,300	118,487
SAXA, Inc.	200	4,386
SBI ARUHI Corp.	1,200	6,706
SBI Global Asset Management Company, Ltd.	2,700	12,302
SBS Holdings, Inc.	1,400	26,407
Scroll Corp.	3,400	23,455
SEC Carbon, Ltd.	800	11,613
Seed Company, Ltd.	1,500	4,949
Seika Corp.	1,000	29,956
Seikagaku Corp.	3,200	16,555
Seikitokyu Kogyo Company, Ltd.	1,700	17,640
Seiko Electric Company, Ltd.	1,100	8,348
53	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Seiko Group Corp.	2,200	$68,155
Seiren Company, Ltd.	4,000	70,974
Sekisui Jushi Corp.	1,700	21,122
Sekisui Kasei Company, Ltd.	1,600	3,807
SEMITEC Corp.	700	8,522
Senko Group Holdings Company, Ltd.	11,300	108,405
Senshu Electric Company, Ltd.	1,000	31,970
Senshu Ikeda Holdings, Inc.	19,000	52,201
Senshukai Company, Ltd. (A)(B)	5,400	8,636
Seria Company, Ltd.	3,900	67,098
Seven Bank, Ltd.	49,400	95,638
Shibaura Electronics Company, Ltd.	2,900	87,977
Shibaura Machine Company, Ltd.	1,800	42,929
Shibaura Mechatronics Corp.	1,100	60,421
Shibusawa Logistics Corp.	1,100	23,198
Shibuya Corp.	1,100	24,150
SHIFT, Inc. (A)	13,200	111,267
Shikibo, Ltd.	1,200	8,166
Shikoku Electric Power Company, Inc.	13,300	102,591
Shikoku Kasei Holdings Corp.	2,500	31,209
Shima Seiki Manufacturing, Ltd.	2,300	14,665
Shimadaya Corp. (A)	1,000	10,026
Shimojima Company, Ltd.	2,800	24,028
Shin Maint Holdings Company, Ltd.	2,400	12,896
Shin Nippon Air Technologies Company, Ltd.	1,800	19,988
Shin Nippon Biomedical Laboratories, Ltd.	1,800	17,955
Shinagawa Refractories Company, Ltd.	1,800	21,073
Shindengen Electric Manufacturing Company, Ltd.	700	12,014
Shin-Etsu Polymer Company, Ltd.	3,100	32,655
Shinki Bus Company, Ltd.	1,300	29,986
Shinko Shoji Company, Ltd.	2,600	15,639
Shinmaywa Industries, Ltd.	4,600	41,200
Shinnihon Corp.	1,800	18,069
Shinnihonseiyaku Company, Ltd.	700	10,120
Shinsho Corp.	300	12,017
Shinwa Company, Ltd.	800	15,226
Shinwa Company, Ltd. (Gifu)	1,500	8,071
Ship Healthcare Holdings, Inc.	7,000	89,902
Shizuoka Gas Company, Ltd.	3,000	21,185
SHO-BOND Holdings Company, Ltd.	400	12,511
Shoei Company, Ltd.	4,400	53,757
Shoei Foods Corp.	500	12,730
Showa Sangyo Company, Ltd.	1,300	24,373
SIGMAXYZ Holdings, Inc.	5,300	33,986
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	54

	Shares	Value
Japan (continued)
Siix Corp.	2,400	$16,985
Simplex Holdings, Inc.	1,300	23,248
Sinanen Holdings Company, Ltd.	300	11,410
Sinfonia Technology Company, Ltd.	1,700	66,858
Sinko Industries, Ltd.	4,400	35,507
Sintokogio, Ltd.	3,000	17,999
SK Kaken Company, Ltd.	1,000	59,678
SK-Electronics Company, Ltd.	600	9,103
SKY Perfect JSAT Holdings, Inc.	14,400	100,910
Smaregi, Inc. (A)	600	9,951
SMK Corp.	400	7,006
SMS Company, Ltd.	6,600	50,878
Soda Nikka Company, Ltd.	1,200	8,981
Sodick Company, Ltd.	3,700	23,107
Soft99 Corp.	1,900	18,233
Softcreate Holdings Corp.	1,300	17,945
Software Service, Inc.	600	44,813
Soken Chemical & Engineering Company, Ltd.	500	10,989
Solasto Corp.	3,500	11,003
Soliton Systems KK	1,100	8,073
Sotetsu Holdings, Inc.	6,700	100,169
Space Company, Ltd.	1,170	8,419
Sparx Group Company, Ltd.	1,480	15,412
SPK Corp.	1,500	20,857
S-Pool, Inc.	500	1,020
SRA Holdings	700	20,334
SRE Holdings Corp. (A)	800	17,731
St. Marc Holdings Company, Ltd.	700	10,918
Star Mica Holdings Company, Ltd.	1,600	9,607
Star Micronics Company, Ltd.	3,300	43,067
Starts Corp., Inc.	2,500	67,868
Starzen Company, Ltd.	900	16,571
Stella Chemifa Corp.	600	16,634
Step Company, Ltd.	2,400	34,801
Strike Company, Ltd.	1,000	20,230
Studio Alice Company, Ltd.	700	9,387
Subaru Enterprise Company, Ltd.	400	9,132
Sugimoto & Company, Ltd.	5,000	41,987
Sumida Corp.	2,700	16,756
Suminoe Company, Ltd.	398	3,007
Sumiseki Holdings, Inc. (B)	4,000	20,023
Sumitomo Bakelite Company, Ltd.	1,100	24,731
Sumitomo Densetsu Company, Ltd.	1,500	44,756
Sumitomo Mitsui Construction Company, Ltd.	5,260	14,467
55	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sumitomo Osaka Cement Company, Ltd.	2,500	$58,474
Sumitomo Riko Company, Ltd.	3,200	34,784
Sumitomo Seika Chemicals Company, Ltd.	500	16,519
Sun Frontier Fudousan Company, Ltd.	2,500	32,363
Sun-Wa Technos Corp.	500	7,241
Suruga Bank, Ltd.	11,200	99,117
Suzuki Company, Ltd.	900	9,887
SWCC Corp.	2,500	101,823
System Research Company, Ltd.	1,600	17,286
System Support Holdings, Inc.	600	8,059
Systems Engineering Consultants Company, Ltd.	300	9,701
Systena Corp.	20,300	46,158
Syuppin Company, Ltd.	1,900	12,449
T Hasegawa Company, Ltd.	2,700	50,518
T RAD Company, Ltd.	400	9,978
Tachibana Eletech Company, Ltd.	1,000	16,555
Tachikawa Corp.	800	7,576
Tachi-S Company, Ltd.	2,500	29,435
Tadano, Ltd.	8,500	60,995
Taihei Dengyo Kaisha, Ltd.	1,000	31,517
Taiheiyo Cement Corp.	1,900	49,627
Taiho Kogyo Company, Ltd.	1,400	5,735
Taikisha, Ltd.	1,900	55,526
Taisei Lamick Company, Ltd.	1,100	18,477
Taisei Oncho Company, Ltd.	200	5,085
Taiyo Holdings Company, Ltd.	3,300	86,814
Taiyo Yuden Company, Ltd.	10,600	177,254
Takamatsu Construction Group Company, Ltd.	1,200	21,491
Takamiya Company, Ltd.	8,100	21,883
Takaoka Toko Company, Ltd.	970	13,067
Takara & Company, Ltd.	900	19,538
Takara Bio, Inc.	4,900	27,586
Takara Holdings, Inc.	13,000	101,131
Takara Standard Company, Ltd.	3,100	34,892
Takasago International Corp.	900	40,602
Takasago Thermal Engineering Company, Ltd.	2,100	73,327
Takashima & Company, Ltd.	900	7,770
Takashimaya Company, Ltd.	3,000	24,718
TAKEBISHI Corp.	2,000	25,147
Takeuchi Manufacturing Company, Ltd.	3,000	103,276
Takuma Company, Ltd.	4,900	57,496
Tama Home Company, Ltd.	1,300	28,972
Tamron Company, Ltd.	3,100	76,757
Tamura Corp.	5,700	20,612
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	56

	Shares	Value
Japan (continued)
Tanabe Engineering Corp.	1,900	$24,632
Tanseisha Company, Ltd.	3,300	19,325
Tasuki Holdings, Inc.	3,900	16,879
Tayca Corp.	2,900	27,890
Tazmo Company, Ltd.	900	14,166
TDC Soft, Inc.	2,100	17,988
TechMatrix Corp.	3,100	45,045
Techno Medica Company, Ltd.	1,300	14,917
Techno Ryowa, Ltd.	1,000	20,464
Techno Smart Corp.	2,000	22,195
Technoflex Corp.	1,300	9,576
TechnoPro Holdings, Inc.	8,900	176,319
Tecnos Japan, Inc.	1,900	14,583
Teijin, Ltd.	15,500	136,430
Teikoku Electric Manufacturing Company, Ltd.	1,200	24,508
Teikoku Sen-I Company, Ltd.	1,200	19,411
Teikoku Tsushin Kogyo Company, Ltd.	800	12,432
Tekken Corp.	800	13,657
Tenma Corp.	1,700	28,830
Tenpos Holdings Company, Ltd.	1,100	26,963
Tera Probe, Inc.	400	9,087
Terasaki Electric Company, Ltd.	700	11,226
Tess Holdings Company, Ltd.	5,000	8,627
The 77 Bank, Ltd.	5,300	158,771
The Akita Bank, Ltd.	1,100	17,547
The Awa Bank, Ltd.	2,800	54,059
The Bank of Iwate, Ltd.	1,000	19,998
The Bank of Nagoya, Ltd.	900	43,295
The Bank of Saga, Ltd.	1,000	14,855
The Chiba Kogyo Bank, Ltd.	4,400	41,925
The Chugoku Electric Power Company, Inc.	17,300	98,776
The Ehime Bank, Ltd.	3,050	23,085
The First Bank of Toyama, Ltd.	4,300	28,323
The Fukui Bank, Ltd.	1,318	16,395
The Furukawa Battery Company, Ltd.	200	1,837
The Gunma Bank, Ltd.	4,500	34,212
The Hyakugo Bank, Ltd.	18,000	84,753
The Hyakujushi Bank, Ltd.	2,200	48,515
The Keiyo Bank, Ltd.	8,600	47,472
The Kita-Nippon Bank, Ltd.	700	16,747
The Kiyo Bank, Ltd.	5,139	74,096
The Miyazaki Bank, Ltd.	1,100	24,233
The Monogatari Corp.	2,700	57,511
The Musashino Bank, Ltd.	2,000	41,113
57	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Nanto Bank, Ltd.	2,200	$51,330
The Nippon Road Company, Ltd.	2,000	24,809
The Nisshin Oillio Group, Ltd.	2,200	70,258
The Ogaki Kyoritsu Bank, Ltd.	3,200	47,063
The Oita Bank, Ltd.	900	19,901
The Okinawa Electric Power Company, Inc.	4,064	24,845
The Pack Corp.	1,300	28,016
The San-In Godo Bank, Ltd.	12,000	100,677
The Shiga Bank, Ltd.	2,800	88,909
The Shikoku Bank, Ltd.	3,100	24,253
The Shimizu Bank, Ltd.	800	7,814
The Sumitomo Warehouse Company, Ltd.	4,176	76,459
The Taiko Bank, Ltd.	900	8,501
The Tochigi Bank, Ltd.	9,100	16,806
The Toho Bank, Ltd.	14,400	30,147
The Tohoku Bank, Ltd.	2,400	18,383
The Torigoe Company, Ltd.	1,900	9,832
The Tottori Bank, Ltd.	900	7,688
The Towa Bank, Ltd.	2,900	12,543
The Yamagata Bank, Ltd.	1,900	17,427
The Yamanashi Chuo Bank, Ltd.	2,151	29,594
THK Company, Ltd.	1,100	28,077
Tigers Polymer Corp.	1,600	7,710
TKC Corp.	2,200	55,698
Toa Corp. (Hyogo)	6,000	38,000
Toa Corp. (Tokyo)	4,400	39,521
TOA ROAD Corp.	2,400	23,889
Toagosei Company, Ltd.	6,600	61,068
Toba, Inc.	800	18,530
TOBISHIMA HOLDINGS, Inc.	1,420	16,243
TOC Company, Ltd.	2,700	11,387
Tocalo Company, Ltd.	4,800	56,225
Toda Corp.	17,400	107,254
Toei Company, Ltd.	1,700	57,120
Toenec Corp.	3,100	19,903
Toho Acetylene Company, Ltd.	1,800	4,338
Toho Company, Ltd.	500	8,394
Toho Gas Company, Ltd.	1,300	35,527
Toho Holdings Company, Ltd.	4,400	123,147
Toho Titanium Company, Ltd.	2,700	17,241
Tohokushinsha Film Corp.	10,200	44,393
Tokai Carbon Company, Ltd.	17,900	109,514
Tokai Corp.	2,400	32,363
TOKAI Holdings Corp.	7,700	47,921
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	58

	Shares	Value
Japan (continued)
Tokai Rika Company, Ltd.	4,200	$62,316
Tokai Tokyo Financial Holdings, Inc.	17,100	57,863
Token Corp.	450	37,839
Tokushu Tokai Paper Company, Ltd.	1,800	44,178
Tokuyama Corp.	5,600	100,455
Tokyo Electron Device, Ltd.	1,500	32,016
Tokyo Energy & Systems, Inc.	1,500	10,680
Tokyo Keiki, Inc.	800	16,178
Tokyo Kiraboshi Financial Group, Inc.	2,058	68,471
Tokyo Rope Manufacturing Company, Ltd.	1,000	8,517
Tokyo Sangyo Company, Ltd.	1,300	6,243
Tokyo Seimitsu Company, Ltd.	2,000	110,062
Tokyo Steel Manufacturing Company, Ltd.	4,700	50,366
Tokyo Tekko Company, Ltd.	700	27,491
Tokyotokeiba Company, Ltd.	1,300	38,330
Tokyu Construction Company, Ltd.	6,900	35,900
Toli Corp.	3,500	10,821
Tomato Bank, Ltd.	300	2,437
Tomen Devices Corp.	200	8,033
Tomoe Corp.	2,100	16,484
Tomoe Engineering Company, Ltd.	600	14,741
Tomoku Company, Ltd.	900	14,017
TOMONY Holdings, Inc.	13,200	44,405
Tomy Company, Ltd.	5,500	133,540
Tonami Holdings Company, Ltd.	1,500	78,645
Topcon Corp.	15,400	290,046
Topre Corp.	2,800	34,292
Topy Industries, Ltd.	900	12,624
Torex Semiconductor, Ltd.	700	5,950
Toridoll Holdings Corp.	4,000	103,015
Torii Pharmaceutical Company, Ltd.	1,200	33,444
Torishima Pump Manufacturing Company, Ltd.	1,500	22,411
Tosei Corp.	2,700	43,796
Toshiba TEC Corp.	2,500	50,241
Tosho Company, Ltd.	1,400	6,263
Totech Corp.	2,000	32,300
Totetsu Kogyo Company, Ltd.	2,000	40,867
Toukei Computer Company, Ltd.	600	16,750
Towa Corp. (B)	5,500	56,931
Towa Pharmaceutical Company, Ltd.	2,400	44,738
Toyo Construction Company, Ltd.	4,300	38,473
Toyo Corp.	1,600	15,314
Toyo Engineering Corp.	2,500	11,609
Toyo Gosei Company, Ltd. (B)	500	18,094
59	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toyo Kanetsu KK	400	$10,241
Toyo Machinery & Metal Company, Ltd.	3,200	13,705
Toyo Securities Company, Ltd. (B)	4,600	17,892
Toyo Tanso Company, Ltd.	1,100	28,219
Toyo Tire Corp.	5,600	94,137
Toyobo Company, Ltd.	7,906	51,105
Toyoda Gosei Company, Ltd.	4,800	85,023
Toyota Boshoku Corp.	6,200	83,245
TPR Company, Ltd.	1,600	24,650
Traders Holdings Company, Ltd.	1,820	11,064
Transaction Company, Ltd.	1,400	20,079
Transcosmos, Inc.	1,900	39,947
TRE Holdings Corp.	3,676	40,072
Treasure Factory Company, Ltd.	1,000	10,541
Trinity Industrial Corp.	1,300	10,010
Trusco Nakayama Corp.	3,500	46,198
TS Tech Company, Ltd.	6,900	79,286
TSI Holdings Company, Ltd.	4,905	39,228
Tsubaki Nakashima Company, Ltd.	3,700	11,045
Tsubakimoto Chain Company	6,000	76,560
Tsubakimoto Kogyo Company, Ltd.	600	8,599
Tsuburaya Fields Holdings, Inc.	3,400	34,544
Tsugami Corp.	3,500	41,467
Tsukishima Holdings Company, Ltd.	1,900	20,035
Tsukuba Bank, Ltd.	5,800	9,262
Tsumura & Company	5,000	143,561
Tsurumi Manufacturing Company, Ltd.	1,300	28,420
Tsutsumi Jewelry Company, Ltd.	1,700	25,979
Tsuzuki Denki Company, Ltd.	1,000	15,534
TV Asahi Holdings Corp.	1,800	30,439
Tv Tokyo Holdings Corp.	700	16,246
TYK Corp.	1,800	5,390
UACJ Corp.	2,971	103,305
UBE Corp.	7,800	115,942
Uchida Yoko Company, Ltd.	700	32,209
Ueki Corp.	1,200	13,539
ULS Group, Inc.	300	9,736
Ulvac, Inc.	2,700	98,782
U-Next Holdings Company, Ltd.	5,400	64,447
Unipres Corp.	2,600	18,222
United Arrows, Ltd.	2,100	30,056
United Super Markets Holdings, Inc.	6,536	33,872
UNITED, Inc.	1,000	5,360
Universal Entertainment Corp.	2,800	19,504
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	60

	Shares	Value
Japan (continued)
Urbanet Corp. Company, Ltd.	1,700	$4,888
User Local, Inc.	900	10,174
Ushio, Inc.	6,300	89,045
UT Group Company, Ltd.	2,700	40,364
V Technology Company, Ltd.	800	12,173
Valor Holdings Company, Ltd.	3,000	45,220
Valqua, Ltd.	1,300	28,023
Value HR Company, Ltd.	1,200	11,669
ValueCommerce Company, Ltd.	1,900	10,481
Vector, Inc.	2,600	16,040
Vertex Corp.	1,720	20,537
Vision, Inc.	3,400	26,107
Visional, Inc. (A)	2,100	99,928
Vital KSK Holdings, Inc.	2,600	20,352
VT Holdings Company, Ltd.	5,600	19,162
Wacoal Holdings Corp.	3,200	108,229
Wacom Company, Ltd.	1,000	4,164
Wakachiku Construction Company, Ltd.	900	21,461
Wakita & Company, Ltd.	3,000	33,775
Warabeya Nichiyo Holdings Company, Ltd.	1,100	15,041
Waseda Academy Company, Ltd.	800	10,710
Watahan & Company, Ltd.	2,300	25,410
WATAMI Company, Ltd.	1,600	10,784
WDB Holdings Company, Ltd.	900	10,739
Weathernews, Inc.	900	20,744
Wellneo Sugar Company, Ltd.	700	10,598
Wellnet Corp.	1,300	6,431
West Holdings Corp.	1,909	20,123
Will Group, Inc.	3,200	21,090
WingArc1st, Inc.	1,400	32,412
World Company, Ltd.	2,200	34,413
World Holdings Company, Ltd.	600	8,126
Xebio Holdings Company, Ltd.	1,700	13,837
Yahagi Construction Company, Ltd.	1,900	15,955
YAKUODO Holdings Company, Ltd.	800	9,771
YAMABIKO Corp.	2,400	39,925
YAMADA Consulting Group Company, Ltd.	1,200	13,754
Yamae Group Holdings Company, Ltd.	200	3,055
Yamaguchi Financial Group, Inc.	4,400	48,461
Yamaichi Electronics Company, Ltd.	1,800	25,162
Yamatane Corp.	600	14,798
Yamato Corp.	700	6,680
Yamaura Corp.	900	7,724
Yamaya Corp.	1,800	34,601
61	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Yamazawa Company, Ltd. (B)	1,800	$13,413
Yamazen Corp.	4,600	40,496
Yaoko Company, Ltd.	1,100	67,495
Yashima Denki Company, Ltd.	1,300	14,549
Yasuda Logistics Corp.	1,500	17,443
Yellow Hat, Ltd.	3,400	63,751
Yodogawa Steel Works, Ltd.	1,665	65,998
Yokogawa Bridge Holdings Corp.	2,600	44,650
Yokorei Company, Ltd.	4,300	24,407
Yokowo Company, Ltd.	1,500	14,479
Yomeishu Seizo Company, Ltd.	2,000	34,858
Yondenko Corp.	2,000	17,543
Yondoshi Holdings, Inc. (B)	1,159	13,836
Yonex Company, Ltd.	5,100	79,141
Yonkyu Company, Ltd.	1,200	17,820
Yorozu Corp.	1,300	8,847
Yoshinoya Holdings Company, Ltd. (B)	5,700	109,629
Yotai Refractories Company, Ltd.	700	7,944
Yuasa Funashoku Company, Ltd.	1,100	29,247
Yuasa Trading Company, Ltd.	1,300	39,199
Yukiguni Maitake Company, Ltd.	1,700	13,416
Yurtec Corp.	3,200	33,877
Yushin Precision Equipment Company, Ltd.	3,000	12,642
Yushiro Chemical Industry Company, Ltd.	700	9,450
Yutaka Giken Company, Ltd.	600	7,894
Zacros Corp.	1,200	33,072
Zaoh Company, Ltd.	1,800	28,667
Zenitaka Corp.	300	8,529
Zenkoku Hosho Company, Ltd.	2,500	93,556
Zenrin Company, Ltd.	2,300	15,116
Zeon Corp.	12,900	127,168
ZERIA Pharmaceutical Company, Ltd.	1,700	23,963
ZIGExN Company, Ltd.	4,800	13,574
Zuiko Corp. (B)	1,600	12,134
Liechtenstein 0.1%		167,607
Liechtensteinische Landesbank AG	1,638	142,068
VP Bank AG, Class A	287	25,539
Luxembourg 0.3%		697,659
APERAM SA	3,685	112,063
Aroundtown SA (A)	61,667	176,743
B&S Group Sarl (D)	3,829	16,616
Befesa SA (B)(D)	2,932	69,116
d’Amico International Shipping SA	4,262	16,414
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	62

	Shares	Value
Luxembourg (continued)
Grand City Properties SA (A)	5,976	$67,766
RTL Group SA (B)	3,042	100,743
SES SA	27,824	121,626
Sword Group	481	16,572
Macau 0.0%		64,017
Wynn Macau, Ltd.	92,400	64,017
Malaysia 0.0%		20,160
Frencken Group, Ltd.	16,000	12,424
Pentamaster International, Ltd.	62,000	7,736
Mexico 0.0%		83,478
Fresnillo PLC	8,811	83,478
Monaco 0.0%		13,237
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	127	13,237
Mongolia 0.0%		27,438
Mongolian Mining Corp. (A)(B)	39,000	27,438
Netherlands 1.6%		3,961,051
Aalberts NV	8,254	277,772
Acomo NV	1,640	32,583
Alfen N.V. (A)(B)(D)	2,084	27,457
AMG Critical Materials NV (B)	2,747	47,285
Arcadis NV	6,045	299,952
Argo Properties NV (A)	950	29,683
Basic-Fit NV (A)(D)	3,809	90,996
Brack Capital Properties NV (A)	1,254	81,640
Brunel International NV (B)	1,758	18,933
Corbion NV	4,430	96,756
CTP NV (D)	10,709	184,636
Flow Traders, Ltd.	3,032	80,074
ForFarmers NV	2,857	12,220
Fugro NV	9,794	152,256
IMCD NV	3,724	552,665
Just Eat Takeaway.com NV (A)(D)	5,586	112,768
Kendrion NV	1,373	14,397
Koninklijke BAM Groep NV	20,811	111,594
Koninklijke Heijmans NV	1,976	82,752
Koninklijke Vopak NV	5,513	232,929
Nedap NV	359	22,186
OCI NV (A)	9,266	107,290
Pharming Group NV (A)(B)	53,509	48,388
PostNL NV (B)	24,070	25,284
PPHE Hotel Group, Ltd.	1,754	28,946
63	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Netherlands (continued)
Randstad NV	9,450	$381,612
SBM Offshore NV	11,928	251,074
SIF Holding NV (A)(B)	1,482	17,872
Signify NV (D)	10,731	228,513
Sligro Food Group NV	1,944	21,575
TKH Group NV	3,156	121,773
TomTom NV (A)(B)	8,061	38,402
Van Lanschot Kempen NV	2,690	128,788
New Zealand 0.4%		891,522
Air New Zealand, Ltd.	123,079	43,028
Briscoe Group, Ltd.	8,121	20,492
Channel Infrastructure NZ, Ltd.	21,989	23,927
Chorus, Ltd.	9,632	45,090
Delegat Group, Ltd.	5,249	14,105
Fletcher Building, Ltd. (A)	1,042	1,989
Freightways Group, Ltd.	9,905	61,689
Genesis Energy, Ltd.	24,581	30,355
Gentrack Group, Ltd. (A)	6,120	38,957
Hallenstein Glasson Holdings, Ltd.	4,393	19,635
Heartland Group Holdings, Ltd.	151,314	72,177
Investore Property, Ltd.	24,883	15,593
KMD Brands, Ltd. (A)	88,047	18,779
Manawa Energy, Ltd.	10,579	29,114
Napier Port Holdings, Ltd.	4,702	7,213
NZME, Ltd.	26,009	16,723
NZX, Ltd.	29,360	26,390
Oceania Healthcare, Ltd. (A)	100,471	37,678
PGG Wrightson, Ltd. (A)	6,900	8,478
Rakon, Ltd. (A)	10,875	3,620
Restaurant Brands New Zealand, Ltd.	8,039	16,223
Sanford, Ltd.	18,367	46,189
Scales Corp., Ltd.	8,182	19,257
Serko, Ltd. (A)	10,833	22,229
Skellerup Holdings, Ltd.	11,710	33,327
SKY Network Television, Ltd.	11,456	16,144
SKYCITY Entertainment Group, Ltd. (B)	38,277	28,335
Steel & Tube Holdings, Ltd.	21,933	10,274
Summerset Group Holdings, Ltd.	11,657	80,553
The Warehouse Group, Ltd.	25,288	13,974
Tourism Holdings, Ltd.	21,149	22,294
TOWER, Ltd.	12,300	9,723
Turners Automotive Group, Ltd.	3,975	13,125
Vista Group International, Ltd. (A)	11,631	24,843
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	64

	Shares	Value
Norway 0.7%		$1,583,456
2020 Bulkers, Ltd.	1,510	18,415
ABG Sundal Collier Holding ASA	40,353	25,158
AF Gruppen ASA	2,021	26,624
Akastor ASA	23,080	26,393
Aker BioMarine ASA	1,236	7,258
Aker Solutions ASA	12,526	36,078
AMSC ASA (A)	12,983	29,263
Atea ASA (A)	4,967	58,248
Avance Gas Holding, Ltd. (D)	2,592	3,773
B2 Impact ASA	24,897	22,946
Belships ASA	11,294	20,523
BEWi ASA (A)	4,257	9,665
BLUENORD ASA (A)	1,032	61,104
Bonheur ASA	1,468	30,848
Borregaard ASA	2,633	43,535
Bouvet ASA	4,880	30,851
BW Offshore, Ltd.	7,223	19,319
Cloudberry Clean Energy ASA (A)	11,260	11,895
Crayon Group Holding ASA (A)(D)	5,986	61,892
DNO ASA	30,640	33,804
Elkem ASA (A)(D)	16,937	34,343
Elmera Group ASA (D)	8,335	23,860
Elopak ASA	8,771	31,457
Europris ASA (D)	10,300	74,288
FLEX LNG, Ltd.	1,954	42,956
FLEX LNG, Ltd. (New York Stock Exchange) (B)	460	10,120
Grieg Seafood ASA (B)	3,937	16,615
Hexagon Composites ASA (A)	10,455	23,469
Hexagon Purus ASA (A)	13,675	2,290
Kid ASA (D)	2,383	30,643
Kitron ASA	10,563	37,494
Klaveness Combination Carriers ASA (D)	1,122	6,149
LINK Mobility Group Holding ASA (A)	10,412	20,549
Medistim ASA	2,699	38,257
Morrow Bank ASA (A)	9,132	6,951
MPC Container Ships ASA	26,496	42,325
Multiconsult ASA (D)	1,009	16,297
Norbit ASA	2,306	23,017
Nordic Mining ASA (A)(B)	5,547	11,417
Norske Skog ASA (A)(B)(D)	4,875	11,651
Norwegian Air Shuttle ASA (A)(B)	70,682	72,182
NRC Group ASA (A)	12,835	5,469
Odfjell Drilling, Ltd.	6,897	37,417
Odfjell SE, A Shares	1,118	9,633
65	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Norway (continued)
OKEA ASA (A)(B)	3,280	$5,255
Otello Corp. ASA (A)	16,811	11,121
Panoro Energy ASA (A)	6,681	16,282
Pareto Bank ASA	5,424	36,715
Pexip Holding ASA	5,148	19,990
PhotoCure ASA (A)	1,759	8,233
Rana Gruber ASA	1,946	12,410
Rogaland Sparebank	1,787	20,881
SATS ASA (A)	6,242	16,922
Scatec ASA (A)(D)	8,189	58,790
Sea1 offshore, Inc.	4,412	8,421
Selvaag Bolig ASA	7,774	24,047
SmartCraft ASA (A)	4,154	9,927
SpareBank 1 Helgeland	791	11,053
Sparebanken More	3,960	34,362
Veidekke ASA	3,993	51,386
Wilh Wilhelmsen Holding ASA, Class A	353	12,763
Wilh Wilhelmsen Holding ASA, Class B	360	12,013
Zaptec ASA (A)(B)	3,983	6,444
Peru 0.0%		54,110
Hochschild Mining PLC (A)	23,242	54,110
Poland 0.1%		237,589
InPost SA (A)	13,731	237,589
Portugal 0.3%		718,951
Altri SGPS SA	6,367	39,926
Banco Comercial Portugues SA	477,548	266,222
Corticeira Amorim SGPS SA	3,393	28,786
CTT-Correios de Portugal SA	5,481	39,632
Ibersol SGPS SA	3,643	32,258
Mota-Engil SGPS SA (B)	8,266	25,647
NOS SGPS SA	16,263	72,066
REN - Redes Energeticas Nacionais SGPS SA	31,025	78,736
Semapa-Sociedade de Investimento e Gestao	1,051	16,368
Sonae SGPS SA	61,197	64,314
The Navigator Company SA	16,286	54,996
Singapore 1.0%		2,397,965
AEM Holdings, Ltd. (A)	17,767	17,530
Aztech Global, Ltd.	17,200	9,739
Banyan Tree Holdings, Ltd.	78,000	19,637
Bonvests Holdings, Ltd.	36,400	23,378
Boustead Singapore, Ltd.	28,920	21,833
BRC Asia, Ltd.	11,100	24,729
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	66

	Shares	Value
Singapore (continued)
Bukit Sembawang Estates, Ltd.	9,900	$26,358
BW LPG, Ltd. (B)(D)	648	7,558
Capitaland India Trust	59,592	42,349
Centurion Corp., Ltd.	14,200	10,421
China Aviation Oil Singapore Corp., Ltd.	16,500	10,575
China Sunsine Chemical Holdings, Ltd.	30,900	10,866
ComfortDelGro Corp., Ltd.	139,800	144,120
COSCO Shipping International Singapore Company, Ltd. (A)(B)	62,900	6,254
CSE Global, Ltd.	38,194	12,878
CW Group Holdings, Ltd. (A)(C)	135,000	3,208
Delfi, Ltd.	32,100	17,373
Ezion Holdings, Ltd. (A)(C)	1,126,020	0
Ezra Holdings, Ltd. (A)(C)	438,996	893
Far East Orchard, Ltd.	31,431	24,187
First Resources, Ltd.	33,800	36,576
Food Empire Holdings, Ltd.	8,900	7,509
Fraser and Neave, Ltd.	12,700	12,614
Fu Yu Corp., Ltd. (A)	142,200	10,735
Gallant Venture, Ltd. (A)	264,000	14,659
Geo Energy Resources, Ltd.	56,500	10,933
Golden Agri-Resources, Ltd.	1,201,100	222,161
GuocoLand, Ltd.	14,700	15,781
Haw Par Corp., Ltd.	9,800	92,381
Ho Bee Land, Ltd.	15,000	19,306
Hong Fok Corp., Ltd. (B)	36,536	22,919
Hong Leong Asia, Ltd.	12,500	8,467
Hong Leong Finance, Ltd.	40,600	75,101
Hotel Grand Central, Ltd.	48,457	25,843
HRnetgroup, Ltd.	16,300	8,339
Hyflux, Ltd. (A)(B)(C)	154,800	0
iFAST Corp., Ltd.	6,900	43,980
IGG, Inc.	43,000	22,204
Keppel Infrastructure Trust	843,238	274,967
Marco Polo Marine, Ltd.	220,600	8,335
Metro Holdings, Ltd.	76,500	23,760
Micro-Mechanics Holdings, Ltd.	5,200	6,293
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,069
Nanofilm Technologies International, Ltd.	10,800	5,431
NetLink NBN Trust	192,400	121,902
OM Holdings, Ltd. (A)	69,157	14,669
OUE, Ltd.	25,900	18,529
Pacific Century Regional Developments, Ltd.	52,900	15,256
Pan-United Corp., Ltd.	25,550	11,840
Propnex, Ltd.	11,100	9,196
67	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Q&M Dental Group Singapore, Ltd.	57,720	$12,202
QAF, Ltd.	27,434	17,156
Raffles Medical Group, Ltd.	50,018	34,248
Riverstone Holdings, Ltd.	30,600	22,864
SBS Transit, Ltd.	6,200	12,151
Sheng Siong Group, Ltd.	44,000	53,444
SIA Engineering Company, Ltd.	18,000	31,856
SIIC Environment Holdings, Ltd.	412,280	47,582
Sinarmas Land, Ltd.	124,600	24,024
Sing Investments & Finance, Ltd.	17,100	13,919
Singapore Land Group, Ltd.	23,000	32,368
Singapore Post, Ltd.	88,100	36,651
Stamford Land Corp., Ltd.	69,985	18,925
StarHub, Ltd.	43,100	38,329
Straits Trading Company, Ltd.	23,023	24,748
Swiber Holdings, Ltd. (A)(C)	128,250	0
The Hour Glass, Ltd.	14,600	17,396
Thomson Medical Group, Ltd. (A)	654,600	20,828
Tuan Sing Holdings, Ltd.	77,937	16,242
UMS Integration, Ltd.	37,712	28,574
United Overseas Insurance, Ltd.	2,400	13,148
UOB-Kay Hian Holdings, Ltd.	24,526	32,820
Venture Corp., Ltd.	17,000	158,697
Vicom, Ltd.	26,000	25,787
Wee Hur Holdings, Ltd.	27,300	9,652
Wing Tai Holdings, Ltd.	30,717	26,840
Yeo Hiap Seng, Ltd.	9,032	3,873
South Africa 0.0%		60,756
Pan African Resources PLC	140,854	60,756
Spain 2.1%		5,040,729
Acciona SA	1,712	208,758
Acerinox SA	13,206	154,588
Aedas Homes SA (D)	600	17,225
Almirall SA	4,910	51,476
Amper SA (A)	96,173	13,522
Atalaya Mining Copper SA (B)	8,173	37,492
Atresmedia Corp. de Medios de Comunicacion SA	6,007	30,831
Audax Renovables SA (A)	10,956	17,971
Azkoyen SA	1,201	8,329
Banco de Sabadell SA	337,437	925,729
Bankinter SA	45,929	443,057
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
CIE Automotive SA	2,802	65,732
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	68

	Shares	Value
Spain (continued)
Construcciones y Auxiliar de Ferrocarriles SA	1,294	$50,999
Corp ACCIONA Energias Renovables SA	930	17,459
Distribuidora Internacional de Alimentacion SA (A)	1,124	20,550
Ebro Foods SA	3,155	53,632
eDreams ODIGEO SA (A)	18,118	155,481
Elecnor SA	2,821	49,398
Enagas SA	16,477	213,859
Ence Energia y Celulosa SA (B)	10,598	36,744
Ercros SA	20,973	61,448
Faes Farma SA	22,093	76,225
Fluidra SA	6,705	154,560
Gestamp Automocion SA (B)(D)	12,736	35,028
Global Dominion Access SA (D)	5,784	16,307
Grenergy Renovables SA (A)	473	17,767
Grifols SA (A)	21,450	235,882
Grupo Catalana Occidente SA	3,224	133,012
Grupo Empresarial San Jose SA	1,730	10,230
Iberpapel Gestion SA	985	19,292
Indra Sistemas SA (B)	5,915	128,251
Inmocemento SA (A)	5,274	17,292
Laboratorios Farmaceuticos Rovi SA	1,227	67,447
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	36,726	41,679
Logista Integral SA	4,073	116,810
Mapfre SA	64,659	180,778
Melia Hotels International SA	7,952	60,363
Miquel y Costas & Miquel SA	1,797	24,083
Neinor Homes SA (A)(D)	1,827	28,768
Obrascon Huarte Lain SA (A)(B)	51,312	25,848
Oryzon Genomics SA (A)(B)	3,400	8,841
Pharma Mar SA (A)	960	94,815
Prim SA	1,047	11,258
Promotora de Informaciones SA, Class A (A)	66,046	25,431
Prosegur Cash SA (D)	22,235	14,758
Realia Business SA	104,006	106,603
Renta 4 Banco SA	1,156	15,517
Sacyr SA	36,051	125,794
Solaria Energia y Medio Ambiente SA (A)(B)	4,093	33,310
Talgo SA (A)(B)(D)	9,132	34,323
Tecnicas Reunidas SA (A)	3,297	53,231
Tubacex SA (B)	8,091	32,299
Tubos Reunidos SA (A)(B)	9,343	6,573
Unicaja Banco SA (D)	72,449	125,794
Vidrala SA	1,544	159,028
Viscofan SA	2,689	169,252
69	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden 2.6%		$6,176,926
AcadeMedia AB (D)	5,911	43,187
AddLife AB, B Shares	9,606	146,248
AddNode Group AB	10,338	101,821
AFRY AB	8,395	148,221
Alimak Group AB (D)	5,297	71,635
Alleima AB	15,716	138,563
Alligo AB, Class B	1,319	17,102
Ambea AB (D)	5,934	61,133
Annehem Fastigheter AB, B Shares (A)	11,172	17,589
AQ Group AB	4,135	64,093
Arise AB	2,553	9,343
Arjo AB, B Shares	17,750	64,685
Attendo AB (D)	8,111	47,062
Beijer Alma AB	3,661	67,640
Bergman & Beving AB	1,695	50,402
Betsson AB, B Shares (A)	9,881	149,087
BHG Group AB (A)	7,065	16,096
Bilia AB, A Shares	5,576	70,962
Billerud AB	10,316	114,800
BioGaia AB, B Shares	5,779	66,735
BioInvent International AB (A)	3,241	8,266
Bjorn Borg AB (A)	3,433	17,695
Bonava AB, B Shares (A)	21,654	20,426
Boozt AB (A)(D)	3,836	43,393
Bravida Holding AB (D)	10,145	86,451
Bufab AB	2,235	93,960
Bulten AB	1,339	8,683
Bure Equity AB	2,584	85,708
Byggmax Group AB	4,034	18,647
Catella AB	3,571	10,589
Cellavision AB	1,361	22,268
Cibus Nordic Real Estate AB	5,666	85,576
Clas Ohlson AB, B Shares	2,860	64,319
Cloetta AB, B Shares	15,324	39,433
Coor Service Management Holding AB (D)	6,813	21,420
Corem Property Group AB, B Shares	19,969	9,692
Corem Property Group AB, D Shares	1,119	23,517
CTT Systems AB	812	17,450
Dios Fastigheter AB	9,677	64,437
Dometic Group AB (D)	10,895	52,087
Dustin Group AB (A)(D)	18,729	6,745
Dynavox Group AB (A)	8,463	50,072
Eastnine AB	12,377	52,897
Elanders AB, B Shares	3,082	22,005
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	70

	Shares	Value
Sweden (continued)
Electrolux Professional AB, B Shares	19,365	$135,478
Elekta AB, B Shares	6,368	34,996
Eltel AB (A)	12,277	7,401
Enea AB (A)	792	7,003
Ependion AB	2,601	27,804
eWork Group AB	2,107	28,341
Fagerhult Group AB	3,859	16,325
Fastighets AB Trianon (A)	10,940	21,684
Fastighetsbolaget Emilshus AB, B Shares (A)	980	4,686
FastPartner AB, A Shares	5,286	30,558
FormPipe Software AB	5,063	12,216
Granges AB	7,818	99,545
Green Landscaping Group AB (A)(D)	1,280	8,042
Hanza AB	2,018	15,176
Heba Fastighets AB, Class B	4,967	14,101
Hexatronic Group AB (A)	6,818	19,705
HMS Networks AB	2,634	119,656
Hoist Finance AB (A)(D)	3,011	21,178
Humana AB (A)	3,430	15,033
Humble Group AB (A)	26,720	27,980
Instalco AB	18,295	56,970
Inwido AB	4,265	80,652
ITAB Shop Concept AB	7,377	15,373
JM AB	4,620	64,759
John Mattson Fastighetsforetagen AB (A)	1,705	10,428
Karnov Group AB (A)	6,910	56,755
K-fast Holding AB (A)	15,216	21,882
KNOW IT AB	2,101	29,614
Lime Technologies AB	793	27,887
Lindab International AB	5,829	107,482
Loomis AB	3,169	122,263
Medcap AB (A)(B)	1,024	36,939
Medicover AB, B Shares	745	14,415
MEKO AB	3,164	35,624
Micro Systemation AB, Class B	896	4,583
MIPS AB	1,292	58,696
Modern Times Group MTG AB, B Shares (A)	6,572	74,210
Momentum Group AB	2,119	36,371
NCAB Group AB (B)	13,521	60,635
NCC AB, B Shares	6,756	122,597
Nederman Holding AB	2,785	57,490
Net Insight AB, B Shares (A)	17,893	8,108
New Wave Group AB, B Shares	6,947	70,977
Nilorngruppen AB, B Shares	869	5,487
71	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Nobia AB (A)	45,512	$16,666
Nolato AB, B Shares	14,529	82,352
Nordic Waterproofing Holding AB	5,282	90,412
Norion Bank AB (A)	4,339	16,550
Note AB (A)	1,308	18,809
NP3 Fastigheter AB	2,211	53,816
Nyfosa AB (A)	13,421	124,003
OEM International AB, B Shares	6,397	79,437
Orron Energy AB (A)	17,356	9,690
Ovzon AB (A)	5,064	9,278
Peab AB, Class B	12,558	94,446
Platzer Fastigheter Holding AB, Series B	4,346	34,021
Prevas AB, B Shares	675	6,879
Pricer AB, B Shares (A)	13,284	12,142
Proact IT Group AB	2,006	22,381
Ratos AB, B Shares	15,903	55,980
RaySearch Laboratories AB	2,284	53,075
Rejlers AB	1,860	28,432
Rottneros AB	20,917	16,466
RVRC Holding AB	5,261	21,422
Scandi Standard AB	2,814	22,177
Scandic Hotels Group AB (D)	12,155	96,342
Sdiptech AB, Class B (A)	2,539	49,481
Sedana Medical AB (A)	4,487	7,723
Sensys Gatso Group AB (A)	2,799	13,002
Sinch AB (A)(D)	54,319	120,059
Sintercast AB	1,398	14,422
SkiStar AB	3,356	52,773
Softronic AB, B Shares	8,843	18,787
Solid Forsakring AB	2,819	22,073
Stendorren Fastigheter AB (A)	2,493	48,140
Stillfront Group AB (A)	32,475	19,984
Storskogen Group AB, Class B	121,805	169,182
Swedish Logistic Property AB, B Shares (A)	5,423	20,125
Synsam AB	6,772	28,108
Systemair AB	6,620	50,139
TF Bank AB (A)	566	19,661
Troax Group AB	2,997	53,992
Truecaller AB, Class B	4,358	33,121
VBG Group AB, B Shares	1,424	41,093
Vitec Software Group AB, B Shares	2,766	155,022
Volati AB	1,317	13,676
XANO Industri AB, Class B	3,940	22,342
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	72

	Shares	Value
Switzerland 6.5%		$15,531,140
Accelleron Industries AG	7,718	367,507
Adecco Group AG	11,331	308,386
Allreal Holding AG	1,275	243,375
ALSO Holding AG	468	144,970
Aluflexpack AG (A)	644	11,372
APG SGA SA	102	24,199
Arbonia AG	4,006	56,024
Aryzta AG (A)	83,001	171,755
Ascom Holding AG	3,472	14,668
Autoneum Holding AG	225	32,718
Avolta AG (A)	7,323	332,731
Baloise Holding AG	3,855	745,116
Banque Cantonale de Geneve, Bearer Shares	377	114,225
Banque Cantonale Vaudoise	1,422	151,468
Belimo Holding AG	817	553,259
Bell Food Group AG	294	81,595
Bellevue Group AG	924	14,087
Berner Kantonalbank AG	830	228,247
BKW AG	1,533	269,987
Bossard Holding AG, Class A (B)	473	105,547
Bucher Industries AG	570	243,438
Burckhardt Compression Holding AG	263	183,528
Burkhalter Holding AG	598	67,205
Bystronic AG	131	44,101
Calida Holding AG	99	2,434
Carlo Gavazzi Holding AG	56	13,904
Cavotec SA (A)	7,410	12,457
Cembra Money Bank AG	2,485	266,733
Cicor Technologies, Ltd. (A)	339	27,465
Cie Financiere Tradition SA, Bearer Shares	580	124,163
Clariant AG (A)	25,341	281,626
Coltene Holding AG (A)	608	36,155
CPH Group AG	331	25,902
Daetwyler Holding AG, Bearer Shares	603	83,670
DKSH Holding AG	2,925	231,813
DocMorris AG (A)(B)	929	21,291
dormakaba Holding AG	269	195,266
EDAG Engineering Group AG	3,415	24,337
EFG International AG (A)	7,939	123,617
Emmi AG	180	164,555
Feintool International Holding AG (B)	1,968	26,407
Fenix Outdoor International AG	352	21,883
Flughafen Zurich AG	1,616	397,630
Forbo Holding AG	75	77,278
73	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Fundamenta Real Estate AG (A)	2,297	$43,029
Galenica AG (D)	4,118	369,034
GAM Holding AG (A)	32,436	3,984
Georg Fischer AG	6,527	505,904
Glarner Kantonalbank	403	10,142
Gurit Holding AG, Bearer Shares	349	6,270
Helvetia Holding AG	1,474	276,931
Hiag Immobilien Holding AG	638	64,558
Huber + Suhner AG	1,149	99,579
Hypothekarbank Lenzburg AG	8	37,020
Implenia AG	920	37,309
Ina Invest Holding AG (A)	598	14,183
Inficon Holding AG	146	188,318
International Workplace Group PLC	57,062	143,587
Interroll Holding AG	62	149,277
Intershop Holding AG	434	66,426
Investis Holding SA	812	100,049
Jungfraubahn Holding AG	359	74,050
Kardex Holding AG	516	149,681
Komax Holding AG (B)	292	40,378
Kongsberg Automotive ASA (A)	53,380	6,792
Kudelski SA, Bearer Shares (A)	14,739	23,311
Landis+Gyr Group AG (A)	1,973	111,122
LEM Holding SA	31	28,981
Luzerner Kantonalbank AG	1,632	124,636
Medacta Group SA (D)	555	81,377
medmix AG (D)	1,782	22,327
Meier Tobler Group AG (B)	696	22,105
Metall Zug AG, B Shares	16	18,698
Mikron Holding AG	1,756	29,249
Mobilezone Holding AG	3,054	41,553
Mobimo Holding AG	639	217,935
Naturenergie Holding AG	3,043	110,422
Novavest Real Estate AG (A)	876	35,687
OC Oerlikon Corp. AG	17,127	77,763
Orascom Development Holding AG (A)	6,368	35,843
Orell Fuessli AG	195	17,709
Orior AG (B)	441	14,579
Phoenix Mecano AG	49	23,377
Plazza AG, Class A	126	49,690
PSP Swiss Property AG	3,772	555,785
Relief Therapeutics Holding AG (A)(B)	1,591	5,567
Rieter Holding AG	194	18,841
Romande Energie Holding SA	2,332	112,947
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	74

	Shares	Value
Switzerland (continued)
Schweiter Technologies AG	93	$46,034
SFS Group AG	1,481	192,595
Siegfried Holding AG	339	362,986
SIG Group AG (A)	25,426	505,275
SKAN Group AG	1,011	81,950
Softwareone Holding AG (A)	9,253	62,733
St. Galler Kantonalbank AG	233	122,447
Stadler Rail AG (B)	4,135	94,043
Sulzer AG	1,581	275,335
Swiss Prime Site AG	3,438	396,458
Swissquote Group Holding SA	899	368,440
Tecan Group AG	523	114,390
Temenos AG	4,723	388,982
Thurgauer Kantonalbank	71	10,737
TX Group AG	203	46,995
u-blox Holding AG (A)(B)	676	57,213
Valiant Holding AG	1,374	176,222
Varia US Properties AG	680	21,814
Vaudoise Assurances Holding SA	84	47,120
Vetropack Holding AG	1,053	32,532
Vontobel Holding AG	2,442	179,795
VZ Holding AG	1,147	193,608
V-ZUG Holding AG (A)	668	36,655
Walliser Kantonalbank	655	83,423
Warteck Invest AG	69	148,369
Ypsomed Holding AG	318	124,278
Zehnder Group AG	801	48,091
Zueblin Immobilien Holding AG (A)	324	12,307
Zug Estates Holding AG, B Shares	43	101,025
Zuger Kantonalbank AG, Bearer Shares	37	365,189
Taiwan 0.0%		38,647
FIT Hon Teng, Ltd. (A)(D)	97,000	38,647
United Arab Emirates 0.0%		19,224
Gulf Marine Services PLC (A)	34,829	7,824
Shelf Drilling, Ltd. (A)(B)(D)	15,697	11,400
United Kingdom 10.0%		24,027,127
4imprint Group PLC	2,150	142,078
A.G. Barr PLC	6,678	51,001
abrdn PLC	140,419	280,962
Accesso Technology Group PLC (A)	3,255	19,349
Advanced Medical Solutions Group PLC	16,446	43,742
Airtel Africa PLC (D)	42,743	77,041
75	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
AJ Bell PLC	24,521	$131,303
Alfa Financial Software Holdings PLC (D)	10,635	32,301
Allfunds Group PLC	5,194	26,872
Alliance Pharma PLC (A)	109,377	85,871
Anglo-Eastern Plantations PLC	2,339	19,717
AngloGold Ashanti PLC	20,581	606,522
AO World PLC (A)	25,542	31,209
Ashmore Group PLC	30,465	56,989
Ashtead Technology Holdings PLC	5,361	34,626
Aston Martin Lagonda Global Holdings PLC (A)(B)(D)	11,597	12,148
Auction Technology Group PLC (A)	6,997	50,420
Avon Technologies PLC	2,184	39,324
Babcock International Group PLC	18,787	158,829
Bakkavor Group PLC (D)	26,687	50,569
Balfour Beatty PLC	39,229	229,923
Beazley PLC	22,860	253,838
Begbies Traynor Group PLC	38,310	44,440
Bellway PLC	8,880	263,716
Benchmark Holdings PLC (A)	779	246
Bloomsbury Publishing PLC	5,456	42,144
Bodycote PLC	14,438	117,402
Boohoo Group PLC (A)(B)	38,367	13,092
BRAEMAR PLC	7,806	26,164
Breedon Group PLC	21,659	120,790
Bridgepoint Group PLC (D)	17,614	77,512
Brooks Macdonald Group PLC	1,382	27,029
Burberry Group PLC	15,024	206,668
Bytes Technology Group PLC	15,946	84,551
Camellia PLC (A)	237	13,893
Capricorn Energy PLC	21,380	70,686
Card Factory PLC	24,924	28,553
Carillion PLC (A)(C)	114,263	13,784
Carr’s Group PLC	12,288	21,968
Castings PLC	5,053	16,494
Central Asia Metals PLC	13,308	25,752
Chemring Group PLC	22,750	106,981
Chesnara PLC	10,783	35,318
City of London Investment Group PLC	2,827	12,702
Clarkson PLC	2,298	128,193
Close Brothers Group PLC (A)	10,604	44,396
CMC Markets PLC (D)	7,325	19,084
Coats Group PLC	120,749	133,162
Cohort PLC	2,227	30,472
Computacenter PLC	5,567	150,699
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	76

	Shares	Value
United Kingdom (continued)
ConvaTec Group PLC (D)	31,572	$103,505
Costain Group PLC	19,201	25,949
Cranswick PLC	4,257	262,629
Crest Nicholson Holdings PLC	18,681	37,233
Currys PLC (A)	79,802	91,681
CVS Group PLC	5,310	68,038
De La Rue PLC (A)	17,872	26,975
DFS Furniture PLC	44,738	75,716
Dialight PLC (A)(B)	10,395	18,017
Direct Line Insurance Group PLC	168,121	588,719
DiscoverIE Group PLC	6,793	46,881
Domino’s Pizza Group PLC	25,902	94,987
dotdigital Group PLC	26,549	25,457
Dowlais Group PLC	36,823	32,416
Dr. Martens PLC	45,188	37,754
Drax Group PLC	27,954	214,999
Dunelm Group PLC	10,043	123,330
ECORA RESOURCES PLC	20,618	15,442
EKF Diagnostics Holdings PLC (A)	106,847	28,864
Elementis PLC	44,565	85,171
Endeavour Mining PLC	15,567	308,489
Energean PLC (B)	12,119	154,911
EnQuest PLC (A)	111,818	16,738
Entain PLC	21,819	206,455
Epwin Group PLC	19,976	21,777
Essentra PLC	19,109	28,149
FD Technologies PLC (A)	552	11,294
FDM Group Holdings PLC	7,524	20,614
Firstgroup PLC	40,378	81,308
Foresight Group Holdings, Ltd.	4,462	21,071
Forterra PLC (D)	15,106	29,061
Foxtons Group PLC	28,769	22,428
Frasers Group PLC (A)	8,183	64,424
Fuller Smith & Turner PLC, Class A	2,709	18,315
Funding Circle Holdings PLC (A)(D)	19,667	26,323
Future PLC	7,755	89,948
Galliford Try Holdings PLC	8,462	37,638
Games Workshop Group PLC	1,414	255,682
Gamma Communications PLC	6,630	110,581
GB Group PLC	17,699	71,578
Genel Energy PLC (A)	9,423	8,010
Genuit Group PLC	17,464	78,665
Gooch & Housego PLC	2,166	12,240
Goodwin PLC	234	20,176
77	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Grainger PLC	55,355	$144,200
Greggs PLC	7,522	199,703
Gulf Keystone Petroleum, Ltd.	14,131	33,788
H&T Group PLC	3,237	15,133
Halfords Group PLC	13,916	21,401
Harbour Energy PLC	45,174	130,019
Hargreaves Services PLC	890	7,377
Harworth Group PLC	11,812	23,984
Hays PLC	118,664	105,745
Headlam Group PLC	20,453	30,077
Helical PLC	8,845	20,801
Helios Towers PLC (A)	56,088	69,460
Henry Boot PLC (B)	17,508	44,019
Hikma Pharmaceuticals PLC	7,861	214,348
Hill & Smith PLC	6,056	147,555
Hilton Food Group PLC	5,182	55,960
Hollywood Bowl Group PLC	13,208	43,834
Howden Joinery Group PLC	36,953	361,630
Hunting PLC	10,336	41,130
Ibstock PLC (D)	26,948	55,198
IDOX PLC (B)	34,314	24,909
IG Group Holdings PLC	25,655	308,605
IMI PLC	11,083	281,836
Impax Asset Management Group PLC	5,254	11,437
Inchcape PLC	28,210	241,410
Indivior PLC (A)	7,804	68,963
IntegraFin Holdings PLC	19,104	78,715
International Distribution Services PLC	136,823	628,757
International Personal Finance PLC	45,513	74,843
iomart Group PLC	31,934	17,683
IP Group PLC (A)	76,170	41,392
IQE PLC (A)(B)	104,742	17,522
ITV PLC	253,303	227,081
J.D. Wetherspoon PLC	5,534	41,502
James Fisher & Sons PLC (A)	4,768	20,203
James Halstead PLC (B)	30,539	60,205
JD Sports Fashion PLC	178,572	176,420
JET2 PLC	43,228	768,105
John Wood Group PLC (A)	42,902	20,087
Johnson Matthey PLC	12,647	228,652
Johnson Service Group PLC	32,737	54,110
Jupiter Fund Management PLC	34,731	32,113
Just Group PLC	80,029	169,082
Kainos Group PLC	7,053	61,249
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	78

	Shares	Value
United Kingdom (continued)
Keller Group PLC	6,372	$105,710
Kier Group PLC	30,016	56,260
Kingfisher PLC	137,237	428,647
Kitwave Group PLC	3,781	13,227
Knights Group Holdings PLC	2,146	3,689
Lancashire Holdings, Ltd.	18,241	141,706
Learning Technologies Group PLC	87,165	108,936
Lion Finance Group PLC	2,712	181,057
Liontrust Asset Management PLC	4,089	21,234
LSL Property Services PLC	11,537	41,585
Luceco PLC (D)	7,178	12,961
M&G PLC	25,132	67,125
Macfarlane Group PLC	15,605	20,393
Man Group PLC	89,040	239,739
Marshalls PLC	18,732	57,830
Marston’s PLC (A)	40,035	21,356
McBride PLC (A)	13,860	25,271
ME Group International PLC	15,296	37,302
Mears Group PLC	7,929	36,472
Metro Bank Holdings PLC (A)	15,668	17,461
Midwich Group PLC	5,549	16,914
Mitchells & Butlers PLC (A)	21,613	60,641
Mitie Group PLC	88,440	130,650
MJ Gleeson PLC	12,377	72,857
Mobico Group PLC (A)	32,743	28,125
MONY Group PLC	38,710	96,005
Moonpig Group PLC	24,331	65,841
Morgan Advanced Materials PLC	20,393	55,426
Morgan Sindall Group PLC	3,696	155,492
Mortgage Advice Bureau Holdings, Ltd.	3,123	29,654
MP Evans Group PLC	2,677	34,282
NCC Group PLC	20,372	33,278
Next 15 Group PLC	6,185	23,499
Ninety One PLC	20,317	35,768
Norcros PLC	7,167	20,324
Ocado Group PLC (A)	40,596	133,774
Odfjell Technology, Ltd.	2,230	9,040
On the Beach Group PLC (D)	5,789	16,462
OSB Group PLC	28,866	163,118
Oxford Instruments PLC	4,104	99,202
Pagegroup PLC	26,814	108,314
Paragon Banking Group PLC	15,591	148,542
PayPoint PLC	4,496	36,217
Pennon Group PLC	36,221	191,429
79	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Persimmon PLC	37,316	$568,381
Pets at Home Group PLC	31,383	93,377
Pharos Energy PLC	103,615	31,025
Phoenix Spree Deutschland, Ltd. (A)	5,180	10,670
Pinewood Technologies Group PLC	4,554	20,922
Polar Capital Holdings PLC	5,874	32,429
Porvair PLC	3,827	35,045
Premier Foods PLC	49,324	113,812
PZ Cussons PLC	17,707	17,680
QinetiQ Group PLC	40,696	208,036
Quilter PLC (D)	107,493	204,546
Rank Group PLC	11,232	11,248
Rathbones Group PLC	3,578	72,584
Reach PLC	28,115	30,250
Record PLC	16,553	10,222
Renew Holdings PLC	5,697	47,419
Renewi PLC	12,916	138,526
Ricardo PLC	3,552	10,085
Rightmove PLC	18,167	153,936
Robert Walters PLC	7,439	22,555
Rotork PLC	62,001	256,919
RS GROUP PLC	35,399	272,822
RWS Holdings PLC	12,808	19,977
S&U PLC	1,096	20,253
S4 Capital PLC (A)(B)	35,046	13,270
Sabre Insurance Group PLC (D)	16,311	26,395
Saga PLC (A)	7,876	12,062
Savannah Energy PLC (A)(C)	124,942	30,961
Savills PLC	8,803	115,544
Senior PLC	29,430	60,032
Serco Group PLC	77,347	159,604
Serica Energy PLC	15,012	23,892
Severfield PLC	71,016	42,934
SIG PLC (A)	68,603	10,464
SigmaRoc PLC (A)	61,421	61,950
Smiths News PLC	32,803	22,661
Softcat PLC	8,856	168,180
Spectris PLC	7,438	271,341
Speedy Hire PLC	36,692	8,720
Spire Healthcare Group PLC (D)	20,276	57,856
Spirent Communications PLC (A)	135,569	316,267
SSP Group PLC	65,090	137,393
St. James’s Place PLC	22,689	304,087
SThree PLC	8,939	27,429
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	80

	Shares	Value
United Kingdom (continued)
Studio Retail Group PLC (A)(C)	18,987	$27,466
STV Group PLC	8,849	20,765
Synthomer PLC (A)	9,429	15,612
Tate & Lyle PLC	34,344	235,510
Tatton Asset Management PLC	4,198	33,730
Taylor Wimpey PLC	283,834	407,380
Team Internet Group PLC	12,242	15,295
Telecom Plus PLC	5,461	116,223
The Berkeley Group Holdings PLC	3,838	174,644
The Gym Group PLC (A)(D)	23,083	37,546
The Vitec Group PLC (A)	13,182	14,113
THG PLC (A)	53,605	22,589
TI Fluid Systems PLC (D)	31,818	78,561
Topps Tiles PLC	62,375	25,809
TORM PLC, Class A (B)	4,910	87,727
TP ICAP Group PLC	55,902	183,142
Trainline PLC (A)(D)	31,164	122,184
Travis Perkins PLC	15,686	129,238
Treatt PLC	2,029	10,285
Tribal Group PLC	40	23
Trifast PLC	32,876	29,841
TT Electronics PLC	14,791	15,123
Tullow Oil PLC (A)(B)	75,964	14,549
Vanquis Banking Group PLC	17,504	11,677
Vertu Motors PLC	20,954	13,668
Vesuvius PLC	16,715	86,124
Victorian Plumbing Group PLC	4,789	5,500
Victrex PLC	6,111	71,140
Vistry Group PLC (A)	23,666	183,725
Volex PLC (B)	10,520	35,878
Volution Group PLC	14,267	91,766
Vp PLC (B)	3,980	28,332
Watches of Switzerland Group PLC (A)(D)	17,155	103,681
Watkin Jones PLC (A)	22,505	8,595
WH Smith PLC	10,047	146,716
Wickes Group PLC	16,619	33,082
Wilmington PLC	8,311	35,661
Xaar PLC (A)	24,649	19,995
XPS Pensions Group PLC	20,022	92,590
Young & Co’s Brewery PLC	1,592	11,656
Young & Co’s Brewery PLC, Class A (B)	2,451	26,196
Zigup PLC	16,364	64,346
Zotefoams PLC	3,659	12,462
81	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States 1.0%		$2,515,853
ADTRAN Holdings, Inc. (A)	6,135	64,998
Alcoa Corp., CHESS Depositary Interest	4,823	160,688
Aura Minerals, Inc.	700	10,799
Burford Capital, Ltd.	14,999	233,347
Coeur Mining, Inc. (A)	41,271	212,546
Diversified Energy Company PLC	4,011	53,858
Energy Fuels, Inc. (A)	10,893	44,649
International Paper Company	1,837	101,449
Primo Brands Corp.	24,885	838,376
PureTech Health PLC (A)	11,687	21,207
PureTech Health PLC, ADR (A)(B)	387	7,208
Reliance Worldwide Corp., Ltd.	61,580	189,180
Samsonite International SA (D)	121,200	336,520
SSR Mining, Inc. (A)	17,940	178,935
SunOpta, Inc. (A)	8,439	52,556
VAALCO Energy, Inc.	1	4

Viemed Healthcare, Inc. (A)	1,216	9,533
Preferred securities 0.2%		$560,185
(Cost $412,186)
Germany 0.2%		560,185
Draegerwerk AG & Company KGaA	669	37,878
Einhell Germany AG	534	35,997
FUCHS SE	5,254	256,143
Jungheinrich AG	3,934	119,330
Sixt SE	1,345	83,530

STO SE & Company KGaA	211	27,307
Warrants 0.0%		$4,619
(Cost $0)
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (A)	48,436	897
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	1,095	9

Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	3,713
Rights 0.0%		$543
(Cost $0)
AcadeMedia AB (Expiration Date: 3-12-25; Strike Price: SEK 97.00) (A)	10,958	543
Intercell AG (A)(C)(E)	8,699	0

	Yield (%)	Shares	Value
Short-term investments 3.2%			$7,625,926
(Cost $7,620,174)
Short-term funds 3.2%			7,625,926
John Hancock Collateral Trust (F)	4.3522(G)	762,311	7,625,926

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	82

Total investments (Cost $170,427,645) 88.1%	$210,996,854
Other assets and liabilities, net 11.9%	28,451,546
Total net assets 100.0%	$239,448,400

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-28-25.
The fund had the following sector composition as a percentage of net assets on 2-28-25:
Industrials	20.4%
Financials	12.9%
Consumer discretionary	11.0%
Materials	10.9%
Information technology	6.8%
Health care	4.9%
Consumer staples	4.8%
Energy	4.0%
Real estate	3.6%
Communication services	3.1%
Utilities	2.5%
Short-term investments and other	15.1%
TOTAL	100.0%
83	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	22	Long	Mar 2025	$2,638,034	$2,675,200	$37,166
S&P 500 E-Mini Index Futures	60	Long	Mar 2025	17,863,604	17,889,750	26,146
						$63,312
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $183,737,346. Net unrealized appreciation aggregated to $27,322,820, of which $56,739,056 related to gross unrealized appreciation and $29,416,236 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	84

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $162,807,471) including $7,063,081 of securities loaned	$203,370,928
Affiliated investments, at value (Cost $7,620,174)	7,625,926
Total investments, at value (Cost $170,427,645)	210,996,854
Receivable for futures variation margin	798,702
Cash	17,251,361
Collateral held at broker for futures contracts	994,629
Dividends and interest receivable	2,158,515
Receivable for fund shares sold	11,354
Receivable for investments sold	15,069,590
Receivable for securities lending income	16,927
Other assets	45,720
Total assets	247,343,652
Liabilities
Payable for fund shares repurchased	105,608
Payable upon return of securities loaned	7,611,569
Payable to affiliates
Accounting and legal services fees	15,946
Transfer agent fees	4,611
Trustees’ fees	237
Other liabilities and accrued expenses	157,281
Total liabilities	7,895,252
Net assets	$239,448,400
Net assets consist of
Paid-in capital	$170,371,621
Total distributable earnings (loss)	69,076,779
Net assets	$239,448,400

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($46,019,534 ÷ 4,417,481 shares)[1]	$10.42
Class C ($193,472 ÷ 18,500 shares)[1]	$10.46
Class I ($7,361,935 ÷ 707,846 shares)	$10.40
Class R6 ($1,609,698 ÷ 154,244 shares)	$10.44
Class NAV ($184,263,761 ÷ 17,715,593 shares)	$10.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.97

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
85	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$5,335,169
Interest	106,693
Securities lending	156,780
Less foreign taxes withheld	(474,115)
Total investment income	5,124,527
Expenses
Investment management fees	1,987,153
Distribution and service fees	73,020
Accounting and legal services fees	50,138
Transfer agent fees	32,248
Trustees’ fees	6,657
Custodian fees	122,888
State registration fees	34,954
Printing and postage	10,851
Professional fees	107,392
Other	21,586
Total expenses	2,446,887
Less expense reductions	(21,475)
Net expenses	2,425,412
Net investment income	2,699,115
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	45,985,382
Affiliated investments	9,794
Futures contracts	493,755
46,488,931
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(64,654,435)
Affiliated investments	(480)
Futures contracts	(104,369)
(64,759,284)
Net realized and unrealized loss	(18,270,353)
Decrease in net assets from operations	$(15,571,238)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	86

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,699,115	$11,490,836
Net realized gain	46,488,931	17,706,011
Change in net unrealized appreciation (depreciation)	(64,759,284)	51,558,279
Increase (decrease) in net assets resulting from operations	(15,571,238)	80,755,126
Distributions to shareholders
From earnings
Class A	(2,677,424)	(1,269,200)
Class C	(9,811)	(7,573)
Class I	(559,214)	(262,048)
Class R6	(99,070)	(885,844)
Class NAV	(28,011,352)	(13,828,613)
Total distributions	(31,356,871)	(16,253,278)
From fund share transactions	(264,581,157)	(127,384,981)
Total decrease	(311,509,266)	(62,883,133)
Net assets
Beginning of period	550,957,666	613,840,799
End of period	$239,448,400	$550,957,666
87	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.39	$10.12	$9.34	$13.64	$10.38	$10.08
Net investment income[2]	0.04	0.17	0.18	0.19	0.11	0.12
Net realized and unrealized gain (loss) on investments	(0.39)	1.35	0.91	(3.12)	3.45	0.62
Total from investment operations	(0.35)	1.52	1.09	(2.93)	3.56	0.74
Less distributions
From net investment income	(0.27)	(0.25)	(0.12)	(0.29)	(0.15)	(0.20)
From net realized gain	(0.35)	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.62)	(0.25)	(0.31)	(1.37)	(0.30)	(0.44)
Net asset value, end of period	$10.42	$11.39	$10.12	$9.34	$13.64	$10.38
Total return (%)[3,4]	(2.86)[5]	15.35	11.96	(23.36)	34.74	7.13
Ratios and supplemental data
Net assets, end of period (in millions)	$46	$52	$53	$53	$72	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[6]	1.34	1.34	1.34	1.41	1.48
Expenses including reductions	1.35[6]	1.33	1.33	1.34	1.39	1.39
Net investment income	0.71[6]	1.67	1.84	1.71	0.88	1.17
Portfolio turnover (%)	5	9	11	14	12	22

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	88

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.39	$10.12	$9.34	$13.63	$10.37	$10.09
Net investment income[2]	—[3]	0.09	0.10	0.11	0.02	0.04
Net realized and unrealized gain (loss) on investments	(0.39)	1.36	0.92	(3.12)	3.46	0.60
Total from investment operations	(0.39)	1.45	1.02	(3.01)	3.48	0.64
Less distributions
From net investment income	(0.19)	(0.18)	(0.05)	(0.20)	(0.07)	(0.12)
From net realized gain	(0.35)	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.54)	(0.18)	(0.24)	(1.28)	(0.22)	(0.36)
Net asset value, end of period	$10.46	$11.39	$10.12	$9.34	$13.63	$10.37
Total return (%)[4,5]	(3.30)[6]	14.67	11.12	(23.89)	33.76	6.24
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[8]	2.04	2.04	2.04	2.11	2.18
Expenses including reductions	2.05[8]	2.03	2.03	2.04	2.10	2.17
Net investment income	—[8,9]	0.83	1.08	0.97	0.15	0.39
Portfolio turnover (%)	5	9	11	14	12	22

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
89	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.39	$10.12	$9.34	$13.65	$10.37	$10.08
Net investment income[2]	0.06	0.20	0.21	0.21	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.40)	1.35	0.91	(3.11)	3.45	0.62
Total from investment operations	(0.34)	1.55	1.12	(2.90)	3.60	0.75
Less distributions
From net investment income	(0.30)	(0.28)	(0.15)	(0.33)	(0.17)	(0.22)
From net realized gain	(0.35)	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.65)	(0.28)	(0.34)	(1.41)	(0.32)	(0.46)
Net asset value, end of period	$10.40	$11.39	$10.12	$9.34	$13.65	$10.37
Total return (%)[3]	(2.74)[4]	15.68	12.32	(23.17)	35.21	7.24
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$10	$9	$4	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.04	1.04	1.05	1.11	1.18
Expenses including reductions	1.05[5]	1.03	1.03	1.04	1.10	1.17
Net investment income	1.05[5]	1.97	2.19	1.94	1.19	1.27
Portfolio turnover (%)	5	9	11	14	12	22

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	90

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.44	$10.13	$9.35	$13.66	$10.38	$10.08
Net investment income[2]	0.06	0.15	0.22	0.24	0.15	0.15
Net realized and unrealized gain (loss) on investments	(0.40)	1.45	0.91	(3.13)	3.46	0.63
Total from investment operations	(0.34)	1.60	1.13	(2.89)	3.61	0.78
Less distributions
From net investment income	(0.31)	(0.29)	(0.16)	(0.34)	(0.18)	(0.24)
From net realized gain	(0.35)	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.66)	(0.29)	(0.35)	(1.42)	(0.33)	(0.48)
Net asset value, end of period	$10.44	$11.44	$10.13	$9.35	$13.66	$10.38
Total return (%)[3]	(2.71)[4]	16.19	12.43	(23.06)	35.30	7.45
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$66	$61	$78	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.93	0.93	0.94	1.01	1.07
Expenses including reductions	0.94[5]	0.92	0.93	0.93	1.00	1.06
Net investment income	1.14[5]	1.55	2.25	2.12	1.27	1.51
Portfolio turnover (%)	5	9	11	14	12	22

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
91	JOHN HANCOCK International Small Company Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$11.40	$10.12	$9.35	$13.66	$10.38	$10.08
Net investment income[2]	0.06	0.22	0.22	0.24	0.15	0.15
Net realized and unrealized gain (loss) on investments	(0.40)	1.36	0.90	(3.12)	3.46	0.63
Total from investment operations	(0.34)	1.58	1.12	(2.88)	3.61	0.78
Less distributions
From net investment income	(0.31)	(0.30)	(0.16)	(0.35)	(0.18)	(0.24)
From net realized gain	(0.35)	—	(0.19)	(1.08)	(0.15)	(0.24)
Total distributions	(0.66)	(0.30)	(0.35)	(1.43)	(0.33)	(0.48)
Net asset value, end of period	$10.40	$11.40	$10.12	$9.35	$13.66	$10.38
Total return (%)[3]	(2.72)[4]	15.90	12.34	(23.04)	35.31	7.47
Ratios and supplemental data
Net assets, end of period (in millions)	$184	$487	$485	$491	$740	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.92	0.93	0.93	1.00	1.05
Expenses including reductions	0.93[5]	0.91	0.92	0.92	0.99	1.05
Net investment income	1.13[5]	2.11	2.23	2.13	1.28	1.53
Portfolio turnover (%)	5	9	11	14	12	22

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Small Company Fund	92

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
93	JOHN HANCOCK International Small Company Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$13,782,344	$201,932	$13,400,642	$179,770
Austria	3,015,060	—	3,015,060	—
Belgium	3,264,888	—	3,264,888	—
Bermuda	378,868	—	378,868	—
Cambodia	27,600	—	27,600	—
Canada	21,466,580	21,384,706	81,779	95
Chile	11,856	11,856	—	—
China	49,366	—	49,366	—
Cyprus	4,301	—	4,301	—
Denmark	5,416,603	—	5,416,603	—
Faeroe Islands	13,330	—	13,330	—
Finland	6,067,334	—	6,067,334	—
France	10,405,428	28,882	10,376,546	—
Georgia	215,532	—	215,532	—
Germany	10,738,885	—	10,738,885	—
Greece	18,780	—	18,745	35
Greenland	33,348	—	33,348	—
Hong Kong	3,858,907	5,323	3,833,322	20,262
Ireland	943,412	—	943,412	—
Isle of Man	182,099	—	182,099	—
| JOHN HANCOCK International Small Company Fund	94

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Israel	$3,257,521	$101,972	$3,155,549	—
Italy	8,157,784	—	8,157,784	—
Japan	47,167,113	—	47,167,113	—
Liechtenstein	167,607	—	167,607	—
Luxembourg	697,659	—	697,659	—
Macau	64,017	—	64,017	—
Malaysia	20,160	—	20,160	—
Mexico	83,478	—	83,478	—
Monaco	13,237	—	13,237	—
Mongolia	27,438	—	27,438	—
Netherlands	3,961,051	—	3,961,051	—
New Zealand	891,522	—	891,522	—
Norway	1,583,456	10,120	1,573,336	—
Peru	54,110	—	54,110	—
Poland	237,589	—	237,589	—
Portugal	718,951	—	718,951	—
Singapore	2,397,965	—	2,363,795	$34,170
South Africa	60,756	—	60,756	—
Spain	5,040,729	—	5,040,729	—
Sweden	6,176,926	—	6,176,926	—
Switzerland	15,531,140	—	15,531,140	—
Taiwan	38,647	—	38,647	—
United Arab Emirates	19,224	—	19,224	—
United Kingdom	24,027,127	915,011	23,039,905	72,211
United States	2,515,853	1,354,606	1,161,247	—
Preferred securities	560,185	—	560,185	—
Warrants	4,619	906	3,713	—
Rights	543	543	—	—
Short-term investments	7,625,926	7,625,926	—	—
Total investments in securities	$210,996,854	$31,641,783	$179,048,528	$306,543
Derivatives:
Assets
Futures	$63,312	$63,312	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
95	JOHN HANCOCK International Small Company Fund |

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $7,063,081 and received $7,611,569 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
| JOHN HANCOCK International Small Company Fund	96

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2025 were $1,517.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.
97	JOHN HANCOCK International Small Company Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2025, the fund used futures contracts to equitize cash balances. The fund held futures contracts with USD notional values ranging from $3.1 million to $20.6 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$63,312	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
| JOHN HANCOCK International Small Company Fund	98

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$493,755
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Equity	$(104,369)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to 0.800% of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and International Small Company Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to December 31, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which expenses of Class A shares exceeded 1.39% of average daily net assets attributable to the class. For purposes of this agreement,“expenses of Class A shares” means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes,(b)
99	JOHN HANCOCK International Small Company Fund |

brokerage commissions,(c) interest expense,(d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business,(e) underlying fund expenses (acquired fund fees), and (f) short dividend expense. This agreement expired on December 31, 2024.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,083
Class C	9
Class I	394
Class	Expense reduction
Class R6	$74
Class NAV	18,915
Total	$21,475

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,430 for the six months ended February 28, 2025. Of this amount, $581 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,849 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $22 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
| JOHN HANCOCK International Small Company Fund	100

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$72,004	$26,990
Class C	1,016	114
Class I	—	5,111
Class R6	—	33
Total	$73,020	$32,248
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	4,200,000	9	4.828%	(5,070)
Lender	3,500,000	1	4.810%	468
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	62,418	$666,938	248,406	$2,562,470
Distributions reinvested	267,727	2,677,270	123,706	1,265,513
Repurchased	(482,177)	(5,156,898)	(1,076,874)	(11,133,251)
Net decrease	(152,032)	$(1,812,690)	(704,762)	$(7,305,268)
Class C shares
Sold	733	$8,251	375	$3,901
Distributions reinvested	975	9,811	737	7,573
Repurchased	(3,317)	(36,366)	(29,555)	(304,450)
Net decrease	(1,609)	$(18,304)	(28,443)	$(292,976)
101	JOHN HANCOCK International Small Company Fund |

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	66,026	$706,386	393,441	$3,990,260
Distributions reinvested	56,034	559,214	25,666	262,048
Repurchased	(311,998)	(3,251,078)	(430,266)	(4,416,362)
Net decrease	(189,938)	$(1,985,478)	(11,159)	$(164,054)
Class R6 shares
Sold	1,727	$18,681	161,976	$1,618,305
Distributions reinvested	9,897	99,070	86,762	885,844
Repurchased	(22,914)	(248,454)	(6,621,562)	(65,635,144)
Net decrease	(11,290)	$(130,703)	(6,372,824)	$(63,130,995)
Class NAV shares
Sold	37,707	$421,042	1,070,509	$11,101,754
Distributions reinvested	2,806,749	28,011,352	1,354,418	13,828,613
Repurchased	(27,796,117)	(289,066,376)	(7,630,279)	(81,422,055)
Net decrease	(24,951,661)	$(260,633,982)	(5,205,352)	$(56,491,688)
Total net decrease	(25,306,530)	$(264,581,157)	(12,322,540)	$(127,384,981)
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $23,261,639 and $344,549,195, respectively, for the six months ended February 28, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 76.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	30.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	14.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	14.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK International Small Company Fund	102

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	762,311	$30,369,086	$37,339,860	$(60,092,334)	$9,794	$(480)	$156,780	—	$7,625,926

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 11—Subsequent event
At its meeting held on March 27, 2025, the Board of Trustees of the Trust approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that the continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. On or about July 18, 2025, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on that date.
103	JOHN HANCOCK International Small Company Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278712	424SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
New Opportunities Fund
U.S. equity
February 28, 2025

John Hancock
New Opportunities Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
16	Notes to financial statements
1	JOHN HANCOCK NEW OPPORTUNITIES FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 98.2%		$285,629,352
(Cost $205,439,088)
Consumer discretionary 9.6%		27,948,670
Automobile components 1.5%
Dorman Products, Inc. (A)	21,516	2,828,493
Fox Factory Holding Corp. (A)	50,126	1,389,994
Diversified consumer services 2.8%
Grand Canyon Education, Inc. (A)	45,589	8,197,733
Hotels, restaurants and leisure 0.6%
First Watch Restaurant Group, Inc. (A)	34,939	744,899
Krispy Kreme, Inc.	159,555	990,837
Household durables 1.6%
TopBuild Corp. (A)	15,448	4,733,113
Specialty retail 2.6%
Lithia Motors, Inc.	13,366	4,603,785
Revolve Group, Inc. (A)	111,240	2,954,534
Textiles, apparel and luxury goods 0.5%
Oxford Industries, Inc.	24,267	1,505,282
Energy 5.4%		15,579,228
Energy equipment and services 1.3%
ChampionX Corp.	122,228	3,642,394
Oil, gas and consumable fuels 4.1%
Magnolia Oil & Gas Corp., Class A	151,708	3,551,484
Matador Resources Company	68,821	3,602,091
Permian Resources Corp.	339,479	4,783,259
Financials 9.7%		28,336,288
Banks 2.2%
Ameris Bancorp	45,586	2,943,944
Pinnacle Financial Partners, Inc.	29,496	3,370,213
Capital markets 5.6%
Houlihan Lokey, Inc.	34,249	5,937,064
PJT Partners, Inc., Class A	40,536	6,455,763
Stifel Financial Corp.	36,593	3,885,811
Financial services 0.8%
Flywire Corp. (A)	215,609	2,457,943
Insurance 1.1%
Bowhead Specialty Holdings, Inc. (A)	97,697	3,285,550
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK NEW OPPORTUNITIES FUND	2

	Shares	Value
Health care 29.2%		$84,755,389
Biotechnology 15.4%
Arcutis Biotherapeutics, Inc. (A)	158,746	2,173,233
BioCryst Pharmaceuticals, Inc. (A)	333,503	2,871,461
Crinetics Pharmaceuticals, Inc. (A)	78,146	2,796,064
Halozyme Therapeutics, Inc. (A)	64,237	3,799,619
Insmed, Inc. (A)	57,978	4,728,106
Ionis Pharmaceuticals, Inc. (A)	95,570	3,171,968
Krystal Biotech, Inc. (A)	17,839	3,197,641
SpringWorks Therapeutics, Inc. (A)	78,470	4,532,427
Travere Therapeutics, Inc. (A)	164,939	3,529,695
Ultragenyx Pharmaceutical, Inc. (A)	78,734	3,379,263
Vera Therapeutics, Inc. (A)	129,768	3,883,956
Veracyte, Inc. (A)	71,689	2,491,910
Vericel Corp. (A)	81,997	4,205,626
Health care equipment and supplies 3.8%
Artivion, Inc. (A)	101,452	2,577,895
AtriCure, Inc. (A)	113,289	4,388,816
Globus Medical, Inc., Class A (A)	50,431	4,050,618
Health care providers and services 3.2%
Acadia Healthcare Company, Inc. (A)	52,636	1,578,027
HealthEquity, Inc. (A)	40,457	4,440,560
US Physical Therapy, Inc.	40,120	3,250,522
Life sciences tools and services 2.7%
Azenta, Inc. (A)	86,620	3,778,364
Medpace Holdings, Inc. (A)	12,731	4,167,111
Pharmaceuticals 4.1%
Intra-Cellular Therapies, Inc. (A)	52,225	6,695,245
Phathom Pharmaceuticals, Inc. (A)	225,765	1,246,223
Supernus Pharmaceuticals, Inc. (A)	119,184	3,821,039
Industrials 20.5%		59,652,112
Aerospace and defense 2.3%
Cadre Holdings, Inc.	78,175	2,628,244
Hexcel Corp.	65,115	4,126,338
Commercial services and supplies 1.5%
Interface, Inc.	216,500	4,379,795
Construction and engineering 2.1%
Sterling Infrastructure, Inc. (A)	48,305	6,144,879
Ground transportation 0.7%
Schneider National, Inc., Class B	79,248	2,090,562
Machinery 8.6%
Enerpac Tool Group Corp.	81,218	3,757,957
Gates Industrial Corp. PLC (A)	245,803	5,319,177
3	JOHN HANCOCK NEW OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Hillman Solutions Corp. (A)	295,100	$2,880,176
RBC Bearings, Inc. (A)	16,086	5,778,091
SPX Technologies, Inc. (A)	49,107	7,152,435
Professional services 2.5%
CACI International, Inc., Class A (A)	10,177	3,407,768
Exponent, Inc.	45,544	3,855,755
Trading companies and distributors 2.8%
Applied Industrial Technologies, Inc.	15,055	3,772,482
SiteOne Landscape Supply, Inc. (A)	34,506	4,358,453
Information technology 17.6%		51,213,329
Communications equipment 1.1%
Viavi Solutions, Inc. (A)	274,422	3,068,038
Electronic equipment, instruments and components 4.2%
Advanced Energy Industries, Inc.	34,317	3,952,289
Novanta, Inc. (A)	37,851	5,474,769
PAR Technology Corp. (A)	41,800	2,872,078
Semiconductors and semiconductor equipment 5.3%
Allegro MicroSystems, Inc. (A)	145,348	3,241,260
MACOM Technology Solutions Holdings, Inc. (A)	52,264	6,044,854
Power Integrations, Inc.	27,860	1,693,888
Silicon Laboratories, Inc. (A)	31,932	4,480,060
Software 7.0%
Appfolio, Inc., Class A (A)	16,258	3,487,341
CyberArk Software, Ltd. (A)	13,250	4,821,013
Intapp, Inc. (A)	107,951	7,120,448
The Descartes Systems Group, Inc. (A)	44,464	4,957,291
Materials 3.9%		11,408,191
Chemicals 3.9%
Avient Corp.	101,418	4,337,648
Balchem Corp.	25,159	4,378,421
Quaker Chemical Corp.	19,365	2,692,122
Real estate 2.3%		6,736,145
Hotel and resort REITs 1.2%
Ryman Hospitality Properties, Inc.	34,079	3,370,072
Industrial REITs 1.1%
STAG Industrial, Inc.	93,554	3,366,073

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK NEW OPPORTUNITIES FUND	4

	Yield (%)	Shares	Value
Short-term investments 1.8%			$5,158,091
(Cost $5,158,091)
Short-term funds 1.8%			5,158,091
State Street Institutional Treasury Money Market Fund, Premier Class	4.2555(B)	5,158,091	5,158,091

Total investments (Cost $210,597,179) 100.0%	$290,787,443
Other assets and liabilities, net (0.0%)	(116,132)
Total net assets 100.0%	$290,671,311

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-25.
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $211,132,915. Net unrealized appreciation aggregated to $79,654,528, of which $100,053,961 related to gross unrealized appreciation and $20,399,433 related to gross unrealized depreciation.
5	JOHN HANCOCK NEW OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $210,597,179)	$290,787,443
Dividends and interest receivable	82,531
Receivable for fund shares sold	36,525
Other assets	41,127
Total assets	290,947,626
Liabilities
Due to custodian	32,401
Payable for investments purchased	17,372
Payable for fund shares repurchased	132,669
Payable to affiliates
Accounting and legal services fees	10,825
Transfer agent fees	22,737
Distribution and service fees	20
Trustees’ fees	98
Other liabilities and accrued expenses	60,193
Total liabilities	276,315
Net assets	$290,671,311
Net assets consist of
Paid-in capital	$210,329,972
Total distributable earnings (loss)	80,341,339
Net assets	$290,671,311

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($244,096,359 ÷ 9,510,522 shares)[1]	$25.67
Class C ($1,511,009 ÷ 64,858 shares)[1]	$23.30
Class I ($12,776,188 ÷ 488,402 shares)	$26.16
Class R2 ($206,909 ÷ 8,067 shares)	$25.65
Class R4 ($21,398 ÷ 822 shares)	$26.04[2]
Class R6 ($11,607,649 ÷ 440,667 shares)	$26.34
Class 1 ($20,451,799 ÷ 769,863 shares)	$26.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$27.02

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $26.04 is calculated using Net assets of $21,397.92 and Shares outstanding of 821.75.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	6

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$813,527
Expenses
Investment management fees	1,093,462
Distribution and service fees	333,169
Accounting and legal services fees	30,180
Transfer agent fees	152,358
Trustees’ fees	3,672
Custodian fees	23,595
State registration fees	49,194
Printing and postage	18,804
Professional fees	47,854
Other	12,001
Total expenses	1,764,289
Less expense reductions	(12,978)
Net expenses	1,751,311
Net investment loss	(937,784)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,025,591
2,025,591
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(498,740)
(498,740)
Net realized and unrealized gain	1,526,851
Increase in net assets from operations	$589,067
7	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment loss	$(937,784)	$(1,446,268)
Net realized gain	2,025,591	10,066,078
Change in net unrealized appreciation (depreciation)	(498,740)	23,323,634
Increase in net assets resulting from operations	589,067	31,943,444
Distributions to shareholders
From earnings
Class A	(6,369,481)	(12,096,500)
Class C	(42,410)	(90,091)
Class I	(335,541)	(655,975)
Class R2	(5,794)	(13,553)
Class R4	(536)	(2,918)
Class R6	(288,633)	(84,895)
Class 1	(512,007)	(1,044,505)
Total distributions	(7,554,402)	(13,988,437)
From fund share transactions	(1,748,398)	(19,040,421)
Total decrease	(8,713,733)	(1,085,414)
Net assets
Beginning of period	299,385,044	300,470,458
End of period	$290,671,311	$299,385,044
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	8

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$26.30	$24.69	$24.71	$33.80	$25.18	$22.20
Net investment loss[2]	(0.09)	(0.13)	(0.16)	(0.22)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	0.13	2.93	2.37	(6.24)	9.69	3.92
Total from investment operations	0.04	2.80	2.21	(6.46)	9.45	3.76
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$25.67	$26.30	$24.69	$24.71	$33.80	$25.18
Total return (%)[3,4]	0.14[5]	11.74	10.10	(20.40)	38.04	17.20
Ratios and supplemental data
Net assets, end of period (in millions)	$244	$260	$259	$257	$347	$272
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22[6]	1.22	1.22	1.20	1.20	1.26
Expenses including reductions	1.21[6]	1.21	1.21	1.19	1.19	1.22
Net investment loss	(0.66)[6]	(0.54)	(0.65)	(0.78)	(0.81)	(0.72)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
9	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$24.02	$22.82	$23.17	$32.09	$24.12	$21.45
Net investment loss[2]	(0.17)	(0.29)	(0.31)	(0.41)	(0.44)	(0.31)
Net realized and unrealized gain (loss) on investments	0.12	2.68	2.19	(5.88)	9.24	3.76
Total from investment operations	(0.05)	2.39	1.88	(6.29)	8.80	3.45
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$23.30	$24.02	$22.82	$23.17	$32.09	$24.12
Total return (%)[3,4]	(0.23)[5]	10.87	9.30	(21.00)	37.00	16.33
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[6]	1.97	1.97	1.95	1.95	2.01
Expenses including reductions	1.96[6]	1.96	1.96	1.94	1.94	1.97
Net investment loss	(1.41)[6]	(1.29)	(1.41)	(1.53)	(1.56)	(1.47)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	10

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$26.76	$25.04	$24.97	$34.05	$25.29	$22.24
Net investment loss[2]	(0.06)	(0.07)	(0.10)	(0.15)	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	0.13	2.98	2.40	(6.30)	9.77	3.93
Total from investment operations	0.07	2.91	2.30	(6.45)	9.59	3.83
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.16	$26.76	$25.04	$24.97	$34.05	$25.29
Total return (%)[3]	0.25[4]	12.02	10.37	(20.21)	38.44	17.49
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$14	$14	$12	$25	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.97	0.97	0.95	0.95	1.01
Expenses including reductions	0.96[5]	0.96	0.96	0.94	0.94	0.97
Net investment loss	(0.41)[5]	(0.29)	(0.40)	(0.52)	(0.57)	(0.46)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
11	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$26.30	$24.70	$24.74	$33.85	$25.21	$22.22
Net investment loss[2]	(0.10)	(0.15)	(0.17)	(0.23)	(0.26)	(0.15)
Net realized and unrealized gain (loss) on investments	0.12	2.94	2.36	(6.25)	9.73	3.92
Total from investment operations	0.02	2.79	2.19	(6.48)	9.47	3.77
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$25.65	$26.30	$24.70	$24.74	$33.85	$25.21
Total return (%)[3]	0.06[4]	11.69	10.05	(20.44)	38.03	17.23
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33[6]	1.29	1.28	1.24	1.22	1.22
Expenses including reductions	1.32[6]	1.28	1.27	1.23	1.21	1.18
Net investment loss	(0.76)[6]	(0.60)	(0.71)	(0.81)	(0.84)	(0.67)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	12

CLASS R4 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$26.65	$24.96	$24.91	$34.00	$25.27	$22.23
Net investment loss[2]	(0.06)	(0.09)	(0.12)	(0.17)	(0.19)	(0.11)
Net realized and unrealized gain (loss) on investments	0.12	2.97	2.40	(6.29)	9.75	3.93
Total from investment operations	0.06	2.88	2.28	(6.46)	9.56	3.82
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.04	$26.65	$24.96	$24.91	$34.00	$25.27
Total return (%)[3]	0.21[4]	11.94	10.31	(20.28)	38.35	17.45
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.14	1.14	1.12	1.10	1.15
Expenses including reductions	1.04[6]	1.03	1.04	1.01	1.00	1.01
Net investment loss	(0.46)[6]	(0.36)	(0.48)	(0.60)	(0.63)	(0.51)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
13	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$26.92	$25.16	$25.06	$34.12	$25.32	$22.24
Net investment loss[2]	(0.05)	(0.04)	(0.07)	(0.12)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	0.14	2.99	2.40	(6.31)	9.77	3.94
Total from investment operations	0.09	2.95	2.33	(6.43)	9.63	3.86
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.34	$26.92	$25.16	$25.06	$34.12	$25.32
Total return (%)[3]	0.32[4]	12.13	10.51	(20.14)	38.55	17.62
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$2	$2	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[6]	0.86	0.86	0.84	0.84	0.90
Expenses including reductions	0.85[6]	0.85	0.85	0.83	0.83	0.86
Net investment loss	(0.36)[6]	(0.17)	(0.28)	(0.42)	(0.46)	(0.36)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK New Opportunities Fund	14

CLASS 1 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$27.16	$25.38	$25.26	$34.39	$25.53	$22.42
Net investment loss[2]	(0.05)	(0.05)	(0.08)	(0.14)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	0.13	3.02	2.43	(6.36)	9.84	3.98
Total from investment operations	0.08	2.97	2.35	(6.50)	9.69	3.89
Less distributions
From net realized gain	(0.67)	(1.19)	(2.23)	(2.63)	(0.83)	(0.78)
Net asset value, end of period	$26.57	$27.16	$25.38	$25.26	$34.39	$25.53
Total return (%)[3]	0.28[4]	12.10	10.46	(20.16)	38.47	17.62
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$22	$23	$24	$37	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[5]	0.90	0.90	0.88	0.88	0.94
Expenses including reductions	0.89[5]	0.90	0.90	0.87	0.87	0.90
Net investment loss	(0.35)[5]	(0.22)	(0.34)	(0.46)	(0.50)	(0.39)
Portfolio turnover (%)	17	15	24	23	28	25

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
15	JOHN HANCOCK New Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock New Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK New Opportunities Fund	16

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $811.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
17	JOHN HANCOCK New Opportunities Fund |

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.770% of the first $50 million of the fund’s aggregate daily net assets; (b) 0.740% of the next $50 million of the fund’s aggregate daily net assets; (c) 0.720% of the next $300 million of the fund’s aggregate daily net assets and (d) 0.720% on all asset levels when aggregate daily net assets exceed $400 million. Aggregate net assets include the net assets of the fund and a portion of the net assets of Small Cap Opportunities Trust, a series of John Hancock Variable Insurance Trust, managed by GW&K Investment Management, LLC. The Advisor has a subadvisory agreement with GW&K Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK New Opportunities Fund	18

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$11,043
Class C	69
Class I	587
Class R2	10
Class	Expense reduction
Class R4	$2
Class R6	327
Class 1	917
Total	$12,955

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $23 for Class R4 shares for the six months ended February 28, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $16,614 for the six months ended February 28, 2025. Of this amount, $2,817 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,797 was paid as sales commissions to broker-dealers.
19	JOHN HANCOCK New Opportunities Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $24 and $67 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$319,326	$143,657
Class C	7,924	891
Class I	—	7,638
Class R2	548	4
Class R4	68	1
Class R6	—	167
Class 1	5,303	—
Total	$333,169	$152,358
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	42,431	$1,128,957	129,088	$3,138,677
Distributions reinvested	235,023	6,084,748	473,678	11,515,104
Repurchased	(655,096)	(17,567,069)	(1,207,981)	(29,239,773)
Net decrease	(377,642)	$(10,353,364)	(605,215)	$(14,585,992)
| JOHN HANCOCK New Opportunities Fund	20

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	2,306	$57,257	5,779	$127,380
Distributions reinvested	1,802	42,410	4,036	90,091
Repurchased	(9,131)	(219,410)	(17,111)	(383,409)
Net decrease	(5,023)	$(119,743)	(7,296)	$(165,938)
Class I shares
Sold	45,337	$1,246,268	82,073	$2,005,509
Distributions reinvested	12,442	328,225	26,115	645,039
Repurchased	(78,096)	(2,142,076)	(169,984)	(4,199,888)
Net decrease	(20,317)	$(567,583)	(61,796)	$(1,549,340)
Class R2 shares
Sold	644	$16,706	1,511	$36,898
Distributions reinvested	224	5,794	395	9,608
Repurchased	(4,849)	(125,748)	(642)	(15,134)
Net increase (decrease)	(3,981)	$(103,248)	1,264	$31,372
Class R4 shares
Sold	9	$220	16	$400
Distributions reinvested	20	536	38	945
Repurchased	(1,658)	(47,593)	(91)	(2,295)
Net decrease	(1,629)	$(46,837)	(37)	$(950)
Class R6 shares
Sold	378,198	$10,555,323	12,237	$301,579
Distributions reinvested	10,871	288,633	3,419	84,895
Repurchased	(25,483)	(710,614)	(6,707)	(165,927)
Net increase	363,586	$10,133,342	8,949	$220,547
Class 1 shares
Sold	35,147	$974,087	102,024	$2,551,112
Distributions reinvested	19,119	512,007	41,697	1,044,505
Repurchased	(79,302)	(2,177,059)	(266,311)	(6,585,737)
Net decrease	(25,036)	$(690,965)	(122,590)	$(2,990,120)
Total net decrease	(70,042)	$(1,748,398)	(786,721)	$(19,040,421)
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $49,117,650 and $59,238,925, respectively, for the six months ended February 28, 2025.
21	JOHN HANCOCK New Opportunities Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 9—Subsequent event
At its meeting held on March 27, 2025, the Board of Trustees of the Trust voted to recommend that the shareholders of the fund approve a reorganization, which is expected to be tax-free, of the fund into John Hancock Small Cap Dynamic Growth Fund, a separate series of the Trust (the reorganization). A shareholder meeting is scheduled to be held on or about August 15, 2025 to obtain shareholder approval for the reorganization.
| JOHN HANCOCK New Opportunities Fund	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock New Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278765	452SA 2/25
4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 4, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 4, 2025